Schedule of Investments (unaudited) March 31, 2021	iShares U.S. Aggregate Bond Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

U.S. Total Bond Index Master Portfolio of Master Investment Portfolio	$2,618,717,161

Total Investments — 100.0% (Cost: $2,574,058,690)	2,618,717,161

Liabilities in Excess of Other Assets — (0.0)%	(1,195,010)

Net Assets — 100.0%	$2,617,522,151

iShares U.S. Aggregate Bond Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2021, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $2,618,717,161 and 17.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Americredit Automobile Receivables Trust 0.37%, 08/18/25	$1,520	$1,518,320
Series 2018-1, Class D, 3.82%, 03/18/24	4,000	4,188,301
Carmax Auto Owner Trust
Series 2021-1, Class A3, 0.34%, 12/15/25	2,250	2,244,417
Series 2021-1, Class A4, 0.53%, 10/15/26	1,030	1,021,064
Citibank Credit Card Issuance Trust, Series 2016- A2, Class A2, 2.19%, 11/20/23	9,750	9,873,291
GM Financial Consumer Automobile Receivables Trust
Series 2020-2, Class A3, 1.49%, 12/16/24	27	27,411
Series 2020-2, Class A4, 1.74%, 08/18/25	2,365	2,435,741
Series 2020-3, Class A3, 0.45%, 04/16/25	1,110	1,111,972
Honda Auto Receivables Owner Trust
Series 2017-4, Class A4, 2.21%, 03/21/24	4,984	4,988,568
Series 2020-2, Class A4, 1.09%, 10/15/26	5,000	5,066,984
Nissan Auto Lease Trust, Series 2020-A, Class A4, 1.88%, 04/15/25	930	947,102
Nissan Auto Receivables Owner Trust, Series 2019-B, Class A4, 2.54%, 12/15/25	6,000	6,250,604
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11%, 12/15/25	51	54,231
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.47%, 05/15/26	3,415	3,631,505

Total Asset-Backed Securities — 0.3% (Cost: $42,474,631)		43,359,511

Corporate Bonds

Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.
4.20%, 04/15/24(a)	125	137,321
4.75%, 03/30/30	1,000	1,156,585
2.40%, 03/01/31	1,010	990,675
3.38%, 03/01/41	1,400	1,360,675
Omnicom Group, Inc., 2.45%, 04/30/30	700	692,452
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	125	129,304
3.65%, 11/01/24	70	76,102
3.60%, 04/15/26	500	547,915

		5,091,029

Aerospace & Defense — 0.9%
3M Co.
2.00%, 06/26/22	500	510,729
1.75%, 02/14/23	1,500	1,537,959
2.00%, 02/14/25(a)	1,000	1,038,969
3.00%, 08/07/25	250	270,901
2.88%, 10/15/27	750	805,549
2.38%, 08/26/29	985	1,004,411
3.13%, 09/19/46	250	245,624
3.63%, 10/15/47(a)	600	651,022
4.00%, 09/14/48	1,000	1,147,959
3.25%, 08/26/49(a)	430	436,349
3.70%, 04/15/50	500	543,092
Boeing Co.
1.17%, 02/04/23	1,505	1,525,179
2.80%, 03/01/23	2,000	2,072,560
4.51%, 05/01/23	2,000	2,140,768
1.88%, 06/15/23	500	509,299
1.43%, 02/04/24	2,500	2,531,741

Security	Par (000)	Value

Aerospace & Defense (continued)
Boeing Co. (continued)
4.88%, 05/01/25	$2,000	$2,226,896
2.75%, 02/01/26	1,000	1,029,368
2.20%, 02/04/26	2,500	2,492,248
3.10%, 05/01/26	1,000	1,059,261
2.70%, 02/01/27	230	233,653
2.80%, 03/01/27	1,000	1,024,002
5.04%, 05/01/27	2,000	2,280,136
3.20%, 03/01/29	1,000	1,012,711
2.95%, 02/01/30	570	568,414
5.15%, 05/01/30	3,000	3,455,237
3.63%, 02/01/31	2,000	2,092,409
6.13%, 02/15/33	100	125,181
3.25%, 02/01/35	1,600	1,550,588
3.30%, 03/01/35	65	61,728
5.71%, 05/01/40	2,000	2,447,453
3.38%, 06/15/46	250	221,073
3.85%, 11/01/48	1,000	964,965
3.90%, 05/01/49	750	727,705
3.75%, 02/01/50	540	517,238
5.81%, 05/01/50	3,300	4,154,536
3.95%, 08/01/59	500	480,655
5.93%, 05/01/60	2,000	2,566,250
Carlisle Cos., Inc., 2.75%, 03/01/30	1,100	1,108,085
Eaton Corp.
2.75%, 11/02/22(a)	2,250	2,334,413
3.10%, 09/15/27	190	204,706
4.00%, 11/02/32	200	226,585
4.15%, 11/02/42(a)	250	282,363
General Dynamics Corp.
2.25%, 11/15/22	500	513,410
3.38%, 05/15/23	500	530,175
3.25%, 04/01/25	500	541,399
3.50%, 05/15/25	1,000	1,093,306
2.13%, 08/15/26(a)	500	520,399
3.75%, 05/15/28	500	557,165
4.25%, 04/01/40	1,000	1,177,147
4.25%, 04/01/50	500	597,442
General Electric Co.
2.70%, 10/09/22(a)	500	517,026
3.45%, 05/15/24	2,086	2,240,592
3.45%, 05/01/27	1,000	1,085,954
3.63%, 05/01/30(a)	1,000	1,076,665
5.88%, 01/14/38	2,215	2,866,358
6.88%, 01/10/39	1,322	1,859,206
4.25%, 05/01/40	1,000	1,097,612
4.13%, 10/09/42	560	600,469
4.50%, 03/11/44	300	334,091
4.35%, 05/01/50(a)	2,500	2,774,862
Series A, 6.75%, 03/15/32	2,394	3,206,441
Illinois Tool Works, Inc.
2.65%, 11/15/26	3,000	3,194,956
4.88%, 09/15/41	50	63,161
3.90%, 09/01/42	75	85,197
Ingersoll-Rand Global Holding Co. Ltd., 4.30%, 02/21/48	500	561,053
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24	500	540,638
4.65%, 11/01/44	30	35,311
L3Harris Technologies, Inc.
3.85%, 06/15/23	1,500	1,600,303

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
L3Harris Technologies, Inc. (continued)
3.83%, 04/27/25	$500	$547,583
4.40%, 06/15/28	1,250	1,418,430
2.90%, 12/15/29	700	721,155
1.80%, 01/15/31(a)	920	861,680
4.85%, 04/27/35	1,065	1,291,134
Lockheed Martin Corp.
3.55%, 01/15/26	2,250	2,480,831
3.60%, 03/01/35	65	72,410
4.07%, 12/15/42	1,100	1,272,253
3.80%, 03/01/45	1,500	1,650,411
4.70%, 05/15/46	750	936,476
2.80%, 06/15/50	500	471,574
4.09%, 09/15/52	500	586,638
Northrop Grumman Corp.
3.25%, 08/01/23	500	533,280
2.93%, 01/15/25	1,000	1,064,177
3.25%, 01/15/28	2,000	2,145,480
4.40%, 05/01/30	1,000	1,152,321
4.75%, 06/01/43	875	1,051,083
4.03%, 10/15/47	1,500	1,668,213
5.25%, 05/01/50	1,000	1,295,910
Parker-Hannifin Corp.
3.25%, 06/14/29	2,000	2,137,558
4.20%, 11/21/34	250	283,072
4.10%, 03/01/47	500	555,112
4.00%, 06/14/49	500	559,690
Raytheon Technologies Corp.
2.80%, 03/15/22	1,000	1,021,192
2.50%, 12/15/22	500	514,273
3.70%, 12/15/23	3,000	3,224,675
3.50%, 03/15/27	1,000	1,095,149
2.25%, 07/01/30	615	605,252
4.88%, 10/15/40	250	299,846
4.70%, 12/15/41	100	117,935
3.75%, 11/01/46	750	799,379
4.35%, 04/15/47	1,000	1,138,793
4.63%, 11/16/48	1,250	1,495,527
3.13%, 07/01/50	1,330	1,288,357
Teledyne Technologies, Inc., 2.75%, 04/01/31	1,000	996,361
Textron, Inc.
3.00%, 06/01/30	1,000	1,015,728
2.45%, 03/15/31(a)	1,300	1,258,934
Trane Technologies Luxembourg Finance SA, 4.50%, 03/21/49	500	583,412
United Technologies Corp.
3.95%, 08/16/25	1,000	1,110,634
3.13%, 05/04/27	1,000	1,074,579
4.13%, 11/16/28	3,000	3,378,400
4.45%, 11/16/38(a)	500	579,287
5.70%, 04/15/40	300	401,620
4.50%, 06/01/42	2,200	2,623,490
4.15%, 05/15/45	500	552,315
4.05%, 05/04/47	500	556,430

		132,178,347

Security	Par (000)	Value

Air Freight & Logistics — 0.0%
JB Hunt Transport Services, Inc., 3.88%, 03/01/26	$1,000	$1,104,431

Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 12/15/29	405	403,084
Series 2019-1, Class AA, 3.15%, 08/15/33	946	941,385
Continental Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 10/11/25	31	32,948
Series 2012-2, Class A, 4.00%, 04/29/26(a)	325	335,781
JetBlue Pass Through Trust, Series AA,
Class AA, 2.75%, 11/15/33	906	909,927
Southwest Airlines Co.
4.75%, 05/04/23	1,255	1,355,018
5.25%, 05/04/25	1,560	1,774,997
5.13%, 06/15/27	1,240	1,425,590
2.63%, 02/10/30	2,000	1,964,216
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/27	1,752	1,941,994
Series A, Class A, 4.30%, 02/15/27	135	140,816
Series AA, Class AA, 3.10%, 01/07/30	408	416,750
Series AA, Class AA, 2.70%, 11/01/33	1,330	1,291,790

		12,934,296

Auto Components — 0.0%
Aptiv PLC, 4.40%, 10/01/46(a)	500	534,587
BorgWarner, Inc.
3.38%, 03/15/25(a)	70	75,810
2.65%, 07/01/27	905	939,697
Lear Corp.
4.25%, 05/15/29	1,000	1,107,886
5.25%, 05/15/49	500	585,832
Magna International, Inc., 2.45%, 06/15/30	115	115,708

		3,359,520

Automobiles — 0.4%
American Honda Finance Corp.
1.95%, 05/20/22	300	305,545
2.05%, 01/10/23	895	920,080
1.95%, 05/10/23	685	705,010
0.88%, 07/07/23	2,000	2,013,959
3.63%, 10/10/23(a)	2,000	2,148,126
2.40%, 06/27/24(a)	1,000	1,048,666
2.15%, 09/10/24	1,000	1,042,386
2.35%, 01/08/27	500	516,434
2.00%, 03/24/28	540	538,788
AutoNation, Inc., 4.75%, 06/01/30	1,000	1,153,065
Cummins, Inc.
3.65%, 10/01/23	250	268,272
0.75%, 09/01/25	500	492,160
2.60%, 09/01/50	500	447,538
Daimler Finance North America LLC, 8.50%, 01/18/31	600	885,972
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23	4,000	4,326,360
General Motors Co.
4.88%, 10/02/23	600	656,852
5.40%, 10/02/23	180	195,448
4.00%, 04/01/25	2,000	2,180,372
6.13%, 10/01/25	1,335	1,569,838

2

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
General Motors Co. (continued)
4.20%, 10/01/27	$1,000	$1,097,456
6.80%, 10/01/27	600	744,338
5.00%, 04/01/35	750	863,883
6.60%, 04/01/36	250	324,484
5.15%, 04/01/38	500	572,541
6.25%, 10/02/43	250	320,171
5.20%, 04/01/45	1,000	1,148,209
6.75%, 04/01/46	775	1,046,121
5.40%, 04/01/48	500	592,716
5.95%, 04/01/49(a)	1,000	1,268,917
General Motors Financial Co., Inc.
3.45%, 04/10/22	400	409,396
3.15%, 06/30/22	1,000	1,028,145
3.55%, 07/08/22	1,000	1,035,885
3.25%, 01/05/23	3,000	3,125,070
5.20%, 03/20/23	2,165	2,347,921
5.10%, 01/17/24	1,000	1,105,880
3.95%, 04/13/24	1,000	1,076,239
4.00%, 01/15/25	250	271,558
2.90%, 02/26/25	660	692,002
2.75%, 06/20/25	980	1,023,025
4.30%, 07/13/25	1,000	1,099,612
5.25%, 03/01/26	405	463,960
4.35%, 01/17/27	500	555,254
2.70%, 08/20/27	1,000	1,018,766
5.65%, 01/17/29	250	296,565
3.60%, 06/21/30	2,060	2,172,941
PACCAR Financial Corp., 2.00%, 09/26/22	2,180	2,232,431
Toyota Motor Corp.
0.68%, 03/25/24	500	499,886
2.36%, 07/02/24	500	526,743
1.34%, 03/25/26	500	498,719
2.76%, 07/02/29	185	192,684
2.36%, 03/25/31	500	502,296
Toyota Motor Credit Corp.
1.15%, 05/26/22	3,000	3,032,422
2.63%, 01/10/23	2,000	2,080,873
0.50%, 08/14/23	4,000	4,001,792
2.00%, 10/07/24	3,000	3,125,686
3.65%, 01/08/29(a)	1,000	1,109,549
2.15%, 02/13/30	500	496,589
3.38%, 04/01/30	1,000	1,085,421

		66,501,017

Banks — 1.5%
Australia & New Zealand Banking Group Ltd., 2.05%, 11/21/22	1,705	1,752,415
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	1,400	1,403,733
1.13%, 09/18/25	1,200	1,178,440
Bank of Montreal
2.35%, 09/11/22	2,000	2,061,346
2.50%, 06/28/24	1,000	1,055,177
Series E, 3.30%, 02/05/24	4,000	4,290,523
Barclays Bank PLC, 1.70%, 05/12/22	640	648,844
BBVA USA(a)
2.50%, 08/27/24	1,000	1,051,170
3.88%, 04/10/25	250	273,149
BPCE SA, 4.00%, 04/15/24	250	273,397

Security	Par (000)	Value

Banks (continued)
Canadian Imperial Bank of Commerce
3.50%, 09/13/23	$2,000	$2,146,641
0.50%, 12/14/23	800	796,860
0.95%, 10/23/25	720	706,120
(3 mo. LIBOR US + 0.79%), 2.61%, 07/22/23(b)	2,000	2,053,470
Citibank NA, 3.65%, 01/23/24(a)	2,500	2,706,550
Citizens Bank NA/Providence RI, 2.65%, 05/26/22	250	255,914
Citizens Financial Group, Inc.
2.85%, 07/27/26	1,500	1,590,658
2.50%, 02/06/30	340	336,925
Comerica, Inc.
3.70%, 07/31/23	250	267,313
4.00%, 02/01/29	1,000	1,116,211
Cooperatieve Rabobank UA
3.95%, 11/09/22	1,000	1,052,911
2.75%, 01/10/23	2,000	2,083,972
4.63%, 12/01/23	500	547,957
3.38%, 05/21/25	500	545,305
4.38%, 08/04/25	500	553,727
3.75%, 07/21/26	2,500	2,726,515
5.25%, 05/24/41	1,025	1,326,086
5.25%, 08/04/45	1,250	1,598,633
Credit Suisse AG, New York
2.80%, 04/08/22	3,000	3,063,040
1.00%, 05/05/23	1,690	1,699,208
3.63%, 09/09/24	750	812,771
2.95%, 04/09/25	1,000	1,060,042
Discover Bank
3.35%, 02/06/23(a)	500	523,107
4.20%, 08/08/23	2,000	2,157,958
2.45%, 09/12/24	600	628,044
2.70%, 02/06/30	535	538,627
(5 year USD Swap + 1.73%), 4.68%, 08/09/28(a)(b)	1,000	1,066,600
Fifth Third Bancorp
1.63%, 05/05/23(a)	2,000	2,043,974
4.30%, 01/16/24	250	273,368
3.65%, 01/25/24	1,000	1,077,412
2.55%, 05/05/27	2,000	2,080,658
8.25%, 03/01/38	425	686,107
Fifth Third Bank
1.80%, 01/30/23	250	256,326
3.95%, 07/28/25	500	556,643
3.85%, 03/15/26	500	550,412
2.25%, 02/01/27(a)	590	611,017
First Republic Bank, 4.63%, 02/13/47(a)	500	595,306
Huntington Bancshares, Inc.
2.63%, 08/06/24	775	817,572
4.00%, 05/15/25	1,000	1,108,170
2.55%, 02/04/30	800	802,018
ING Groep NV
4.10%, 10/02/23	1,000	1,082,615
3.95%, 03/29/27	250	277,028
4.55%, 10/02/28	1,000	1,144,170
4.05%, 04/09/29(a)	1,000	1,112,553
(SOFR + 0.92%), 1.73%, 04/01/27(b)(c)	350	350,202
(SOFR + 1.12%), 2.73%, 04/01/32(b)(c)	535	534,679
KeyBank NA
2.30%, 09/14/22	350	359,520

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KeyBank NA (continued)
3.38%, 03/07/23	$1,250	$1,320,229
3.90%, 04/13/29	1,000	1,092,738
(SOFR + 0.34%), 0.42%, 01/03/24(b)	470	469,593
KeyCorp.
2.25%, 04/06/27	250	256,403
2.55%, 10/01/29	500	506,204
M&T Bank Corp., 3.55%, 07/26/23	2,000	2,140,927
MUFG Americas Holdings Corp., 3.00%, 02/10/25	200	212,279
MUFG Union Bank NA, 2.10%, 12/09/22	1,000	1,026,806
National Australia Bank Ltd.
2.50%, 05/22/22	1,000	1,025,235
2.88%, 04/12/23(a)	2,000	2,098,156
2.50%, 07/12/26	1,250	1,312,568
National Bank of Canada, 2.10%, 02/01/23	1,000	1,027,995
PNC Bank NA
2.45%, 07/28/22	750	769,431
2.70%, 11/01/22	1,000	1,034,836
2.95%, 01/30/23	250	260,606
2.95%, 02/23/25	250	267,103
4.05%, 07/26/28	500	558,947
PNC Financial Services Group, Inc.
3.50%, 01/23/24	2,000	2,156,740
3.90%, 04/29/24	2,000	2,182,478
2.20%, 11/01/24	300	314,973
3.45%, 04/23/29	2,000	2,161,155
2.55%, 01/22/30	1,000	1,014,723
Regions Financial Corp.
3.80%, 08/14/23	2,000	2,145,203
2.25%, 05/18/25	2,000	2,075,301
Royal Bank of Canada
1.95%, 01/17/23	675	693,380
1.60%, 04/17/23	2,000	2,048,223
3.70%, 10/05/23	2,000	2,156,603
2.55%, 07/16/24(a)	1,000	1,054,624
2.25%, 11/01/24	1,500	1,572,313
0.88%, 01/20/26	2,000	1,963,386
4.65%, 01/27/26	700	798,750
Santander Holdings USA, Inc.
3.40%, 01/18/23	2,000	2,088,111
3.24%, 10/05/26	2,000	2,114,571
Santander UK Group Holdings PLC(b)
(1 year CMT + 1.25%), 1.53%, 08/21/26	1,000	991,661
(3 mo. LIBOR US + 1.08%), 3.37%, 01/05/24	3,000	3,135,283
Santander UK PLC, 2.88%, 06/18/24(a)	1,500	1,597,215
SVB Financial Group, 1.80%, 02/02/31	450	414,908
Synchrony Bank, 3.00%, 06/15/22	500	513,499
Toronto-Dominion Bank
1.90%, 12/01/22	2,730	2,801,486
0.75%, 06/12/23	2,000	2,014,523
3.50%, 07/19/23	500	535,314
0.45%, 09/11/23	3,000	2,996,957
0.55%, 03/04/24	1,500	1,498,000
2.65%, 06/12/24	500	530,336
0.75%, 01/06/26(a)	1,800	1,758,593
(5 year USD Swap + 2.21%), 3.63%, 09/15/31(b)	500	547,990
Truist Bank
2.80%, 05/17/22	3,000	3,077,834
2.45%, 08/01/22	1,000	1,026,713

Security	Par (000)	Value

Banks (continued)
Truist Bank (continued)
1.25%, 03/09/23	$3,000	$3,053,209
2.75%, 05/01/23	500	523,567
2.15%, 12/06/24	1,000	1,046,818
3.80%, 10/30/26	250	277,816
2.25%, 03/11/30(a)	1,000	975,752
(3 mo. LIBOR US + 0.74%), 3.69%, 08/02/24(b)	365	390,045
(5 year CMT + 1.15%), 2.64%, 09/17/29(b)	1,000	1,047,530
Truist Financial Corp.
2.75%, 04/01/22	1,000	1,022,631
3.75%, 12/06/23	2,000	2,165,839
2.50%, 08/01/24	2,000	2,105,683
2.85%, 10/26/24	500	533,982
1.13%, 08/03/27	900	863,550
1.95%, 06/05/30(a)	2,000	1,935,350
US Bancorp, 2.95%, 07/15/22	2,000	2,065,139
US Bancorp.
2.40%, 07/30/24	1,000	1,053,864
3.90%, 04/26/28	2,000	2,242,563
1.38%, 07/22/30	4,000	3,687,702
Series V, 2.38%, 07/22/26	500	521,603
US Bank NA/Cincinnati OH
3.40%, 07/24/23	3,000	3,203,415
2.80%, 01/27/25(a)	500	532,511
Wells Fargo & Co.
4.13%, 08/15/23(a)	1,750	1,893,194
4.48%, 01/16/24	250	275,082
3.75%, 01/24/24	2,000	2,162,731
3.30%, 09/09/24	750	810,126
3.00%, 02/19/25	350	372,409
3.55%, 09/29/25	1,000	1,090,000
3.00%, 04/22/26	1,750	1,870,072
4.10%, 06/03/26	2,020	2,245,201
3.00%, 10/23/26	1,750	1,867,794
4.30%, 07/22/27	1,500	1,695,448
4.15%, 01/24/29	1,000	1,127,116
5.38%, 11/02/43	900	1,125,791
5.61%, 01/15/44	656	843,849
4.65%, 11/04/44	3,345	3,852,385
3.90%, 05/01/45(a)	1,150	1,259,477
4.90%, 11/17/45	1,500	1,800,308
4.40%, 06/14/46	2,600	2,896,534
4.75%, 12/07/46	1,600	1,888,464
(3 mo. LIBOR US + 0.75%), 2.16%, 02/11/26(b)	1,500	1,547,411
(3 mo. LIBOR US + 0.83%), 2.41%, 10/30/25(b)	1,000	1,044,532
(3 mo. LIBOR US + 1.00%), 2.57%, 02/11/31(b)	1,500	1,508,122
(3 mo. LIBOR US + 1.17%), 3.20%, 06/17/27(b)	1,335	1,430,884
(3 mo. LIBOR US + 1.17%), 2.88%, 10/30/30(b)	2,000	2,060,223
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(b)	1,500	1,635,398
(3 mo. LIBOR US + 3.77%), 4.48%, 04/04/31(b)	2,000	2,303,137
(3 mo. LIBOR US + 4.24%), 5.01%, 04/04/51(b)	3,000	3,847,322
(SOFR + 1.60%), 1.65%, 06/02/24(b)	3,000	3,064,632

4

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co. (continued)
(SOFR + 2.00%), 2.19%, 04/30/26(b)	$3,000	$3,096,240
(SOFR + 2.10%), 2.39%, 06/02/28(b)	900	922,405
(SOFR + 2.53%), 3.07%, 04/30/41(b)	2,000	1,961,214
Series M, 3.45%, 02/13/23	450	474,029
Wells Fargo Bank NA
3.55%, 08/14/23	1,500	1,605,804
6.60%, 01/15/38	500	709,573
Westpac Banking Corp.
2.75%, 01/11/23	3,000	3,126,459
2.00%, 01/13/23(a)	1,180	1,214,634
2.35%, 02/19/25	500	523,232
2.85%, 05/13/26	500	533,640
3.40%, 01/25/28	500	546,081
2.65%, 01/16/30(a)	795	827,013
4.42%, 07/24/39(a)	1,000	1,123,677
2.96%, 11/16/40	2,000	1,860,572
(5 year CMT + 1.35%), 2.89%, 02/04/30(b)	1,250	1,287,513
(5 year USD ICE Swap + 2.24%), 4.32%, 11/23/31(b)	750	828,435
Zions 9Bancorp NA, 3.25%, 10/29/29	1,000	1,011,588

		228,048,331

Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26.	2,250	2,473,852
4.70%, 02/01/36	3,500	4,100,140
4.90%, 02/01/46	6,370	7,609,244
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/26	500	548,043
4.00%, 01/17/43	500	530,881
4.63%, 02/01/44	650	741,358
4.90%, 02/01/46	500	580,190
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/25	1,000	1,111,305
4.00%, 04/13/28	1,000	1,114,473
4.75%, 01/23/29	3,500	4,089,919
3.50%, 06/01/30(a)	1,000	1,082,956
4.38%, 04/15/38	1,000	1,136,637
8.20%, 01/15/39	1,150	1,839,106
5.45%, 01/23/39	1,000	1,249,323
4.35%, 06/01/40	1,000	1,130,594
4.95%, 01/15/42	500	597,297
3.75%, 07/15/42	300	308,155
4.60%, 04/15/48	2,000	2,289,560
4.44%, 10/06/48	632	709,839
5.55%, 01/23/49	3,000	3,871,230
4.50%, 06/01/50	2,200	2,496,157
4.75%, 04/15/58	1,500	1,728,954
5.80%, 01/23/59	1,000	1,356,209
4.60%, 06/01/60	500	563,522
Coca-Cola Co.
1.75%, 09/06/24(a)	1,000	1,040,731
2.95%, 03/25/25(a)	2,000	2,157,912
2.88%, 10/27/25	125	135,000
2.55%, 06/01/26	750	795,248
2.90%, 05/25/27	250	269,375
1.50%, 03/05/28	1,000	983,238
2.13%, 09/06/29	1,000	1,002,695
3.45%, 03/25/30	500	550,798

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Co. (continued)
2.00%, 03/05/31	$920	$899,219
2.60%, 06/01/50	1,000	905,444
2.50%, 03/15/51	3,000	2,620,633
2.75%, 06/01/60(a)	600	536,683
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	1,000	1,005,000
Constellation Brands, Inc.
2.65%, 11/07/22(a)	4,000	4,125,263
4.75%, 12/01/25(a)	1,000	1,148,325
3.70%, 12/06/26	750	823,726
3.50%, 05/09/27	1,000	1,090,820
3.15%, 08/01/29	1,000	1,047,427
2.88%, 05/01/30(a)	1,000	1,021,774
4.10%, 02/15/48	500	540,503
3.75%, 05/01/50	500	522,561
Diageo Capital PLC
2.63%, 04/29/23	250	260,448
3.50%, 09/18/23	2,000	2,143,297
1.38%, 09/29/25	500	504,643
3.88%, 05/18/28(a)	1,000	1,121,491
2.38%, 10/24/29(a)	830	835,621
2.00%, 04/29/30	1,000	977,742
2.13%, 04/29/32	1,000	965,621
3.88%, 04/29/43	125	140,443
Diageo Investment Corp.
2.88%, 05/11/22	100	102,924
4.25%, 05/11/42	250	294,072
Keurig Dr. Pepper, Inc.
4.06%, 05/25/23	1,759	1,887,217
0.75%, 03/15/24	405	405,130
4.42%, 05/25/25	250	280,499
4.60%, 05/25/28	750	866,332
3.20%, 05/01/30	500	529,063
2.25%, 03/15/31	500	491,584
4.99%, 05/25/38	250	306,985
4.42%, 12/15/46	500	574,142
5.09%, 05/25/48	750	939,404
3.80%, 05/01/50	500	531,428
3.35%, 03/15/51	500	497,988
Molson Coors Beverage Co.
3.50%, 05/01/22	75	77,386
3.00%, 07/15/26(a)	2,345	2,496,912
5.00%, 05/01/42	1,750	2,018,260
4.20%, 07/15/46(a)	500	520,787
PepsiCo, Inc.
3.10%, 07/17/22	500	516,011
2.75%, 03/01/23	300	313,382
0.75%, 05/01/23	295	297,839
0.40%, 10/07/23	215	215,727
3.60%, 03/01/24	250	271,381
2.25%, 03/19/25	2,400	2,527,355
2.75%, 04/30/25	1,000	1,065,938
3.50%, 07/17/25	250	274,367
2.85%, 02/24/26	500	538,645
2.38%, 10/06/26	1,000	1,061,948
3.00%, 10/15/27	500	542,958
2.63%, 07/29/29	1,000	1,044,329
2.75%, 03/19/30	1,400	1,457,810
1.63%, 05/01/30	600	573,585
1.40%, 02/25/31(a)	1,200	1,118,078
3.50%, 03/19/40(a)	500	537,929

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
PepsiCo, Inc. (continued)
3.60%, 08/13/42	$100	$107,892
4.60%, 07/17/45	500	613,456
4.45%, 04/14/46	1,000	1,210,560
3.45%, 10/06/46	2,250	2,379,084
4.00%, 05/02/47	500	560,855
3.38%, 07/29/49	600	619,783
2.88%, 10/15/49	500	483,906
3.63%, 03/19/50	1,400	1,544,224
3.88%, 03/19/60	500	563,553

		106,691,333

Biotechnology — 0.3%
Amgen, Inc.
2.70%, 05/01/22	500	508,687
2.65%, 05/11/22	2,000	2,046,590
2.25%, 08/19/23(a)	250	259,216
3.63%, 05/22/24	250	269,880
3.13%, 05/01/25	750	806,028
2.60%, 08/19/26	715	751,429
3.20%, 11/02/27	2,000	2,165,977
3.15%, 02/21/40	1,000	992,237
4.95%, 10/01/41	2,000	2,480,341
5.15%, 11/15/41	500	629,743
4.40%, 05/01/45	1,925	2,228,662
4.56%, 06/15/48	500	595,568
3.38%, 02/21/50	2,000	1,999,155
4.66%, 06/15/51	1,904	2,309,023
2.77%, 09/01/53(d)	1,064	940,891
Baxalta, Inc.
4.00%, 06/23/25	1,398	1,549,598
5.25%, 06/23/45	105	135,379
Biogen, Inc.
4.05%, 09/15/25	595	661,024
2.25%, 05/01/30	795	771,236
3.15%, 05/01/50	1,130	1,037,746
3.25%, 02/15/51(d)	1,290	1,203,552
Gilead Sciences, Inc.
2.50%, 09/01/23	500	520,982
0.75%, 09/29/23	425	425,494
3.70%, 04/01/24	1,750	1,884,862
3.50%, 02/01/25	1,170	1,270,885
3.65%, 03/01/26	1,325	1,455,628
2.95%, 03/01/27	500	531,599
1.20%, 10/01/27	355	340,352
1.65%, 10/01/30	1,060	994,835
4.60%, 09/01/35	1,350	1,590,000
2.60%, 10/01/40	580	532,974
5.65%, 12/01/41	50	66,474
4.80%, 04/01/44	1,100	1,322,433
4.50%, 02/01/45	1,150	1,335,676
4.75%, 03/01/46	1,500	1,813,067
4.15%, 03/01/47	1,150	1,278,639
2.80%, 10/01/50(a)	1,550	1,377,615
Illumina, Inc., 2.55%, 03/23/31	900	892,263
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	810	749,106
2.80%, 09/15/50	835	723,659
Royalty Pharma PLC(d)
1.20%, 09/02/25	1,000	979,316

Security	Par (000)	Value

Biotechnology (continued)
Royalty Pharma PLC (d) (continued)
1.75%, 09/02/27	$1,500	$1,456,635
2.20%, 09/02/30	2,000	1,908,581
3.30%, 09/02/40	1,000	964,000

		48,757,037

Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25	1,390	1,439,273
2.49%, 02/15/27	983	1,015,143
2.72%, 02/15/30	500	504,546
3.38%, 04/05/40	1,000	998,031
3.58%, 04/05/50	1,500	1,472,995
Fortune Brands Home & Security, Inc.
4.00%, 06/15/25	1,000	1,101,398
3.25%, 09/15/29	500	520,851
Johnson Controls International PLC
3.63%, 07/02/24(e)	75	81,178
4.63%, 07/02/44	750	879,409
5.13%, 09/14/45	24	29,854
4.50%, 02/15/47	250	291,963
4.95%, 07/02/64(e)	179	216,375
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30	395	370,462
Martin Marietta Materials, Inc.
3.45%, 06/01/27	250	272,583
4.25%, 12/15/47	250	276,665
Series CB, 2.50%, 03/15/30	1,000	994,588
Masco Corp.
1.50%, 02/15/28	365	350,560
2.00%, 10/01/30(a)	2,000	1,901,839
2.00%, 02/15/31(a)	500	474,168
3.13%, 02/15/51	295	277,027
Owens Corning
4.20%, 12/01/24	250	275,920
3.88%, 06/01/30	300	327,129
4.40%, 01/30/48	1,000	1,089,960
Vulcan Materials Co.
3.90%, 04/01/27	1,000	1,121,778
4.50%, 06/15/47	500	565,830

		16,849,525

Building Products — 0.2%
Allegion PLC, 3.50%, 10/01/29	500	525,036
Home Depot, Inc.
2.63%, 06/01/22	2,750	2,819,238
3.35%, 09/15/25	1,500	1,639,262
2.13%, 09/15/26	500	521,423
2.50%, 04/15/27	800	842,049
2.80%, 09/14/27	500	535,258
0.90%, 03/15/28(a)	675	644,199
3.90%, 12/06/28	440	503,953
2.95%, 06/15/29	590	625,529
2.70%, 04/15/30	300	312,738
1.38%, 03/15/31	1,600	1,479,552
5.88%, 12/16/36	100	137,745
3.30%, 04/15/40	1,100	1,156,531
5.40%, 09/15/40	500	662,394
5.95%, 04/01/41	500	693,913
4.20%, 04/01/43	750	871,053
4.40%, 03/15/45(a)	2,250	2,701,499

6

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Products (continued)
Home Depot, Inc. (continued)
4.25%, 04/01/46	$1,000	$1,176,807
3.90%, 06/15/47	1,000	1,123,891
4.50%, 12/06/48	1,000	1,223,326
3.13%, 12/15/49	600	589,607
3.35%, 04/15/50	1,565	1,623,094
2.38%, 03/15/51	900	772,361
3.50%, 09/15/56	140	144,389
Lowe’s Cos., Inc.
3.12%, 04/15/22	1,600	1,635,104
4.00%, 04/15/25	1,000	1,106,356
3.38%, 09/15/25	500	543,944
2.50%, 04/15/26	955	1,004,854
1.30%, 04/15/28	845	802,897
3.65%, 04/05/29	500	547,298
4.50%, 04/15/30	1,000	1,153,495
1.70%, 10/15/30	450	422,691
2.63%, 04/01/31	1,000	1,002,848
5.00%, 04/15/40	1,000	1,226,261
4.38%, 09/15/45	1,000	1,128,537
3.70%, 04/15/46	750	783,074
4.05%, 05/03/47	1,000	1,096,484
3.00%, 10/15/50	1,230	1,147,244
3.50%, 04/01/51	1,000	1,017,125

		37,943,059

Capital Markets — 0.8%
Ameriprise Financial, Inc.
4.00%, 10/15/23	150	162,927
3.70%, 10/15/24	1,000	1,095,896
2.88%, 09/15/26	500	532,301
Ares Capital Corp.
4.20%, 06/10/24	500	539,112
3.25%, 07/15/25	875	902,583
3.88%, 01/15/26	1,000	1,053,891
Bank of New York Mellon Corp.
1.95%, 08/23/22	1,000	1,022,716
1.85%, 01/27/23	245	252,066
3.50%, 04/28/23	2,000	2,126,949
3.45%, 08/11/23	500	535,012
2.20%, 08/16/23	1,000	1,040,007
2.10%, 10/24/24	250	263,123
1.60%, 04/24/25	2,000	2,038,224
2.80%, 05/04/26	70	74,801
3.25%, 05/16/27	750	815,624
3.85%, 04/28/28(a)	2,000	2,256,646
3.30%, 08/23/29	1,000	1,072,916
(3 mo. LIBOR US + 1.07%), 3.44%, 02/07/28(b)	2,000	2,197,970
Series G, 3.00%, 02/24/25	105	112,528
Brookfield Asset Management, Inc., 4.00%, 01/15/25	2,250	2,458,117
Brookfield Finance, Inc.
4.00%, 04/01/24	150	162,879
3.90%, 01/25/28	1,000	1,098,770
4.35%, 04/15/30	2,000	2,257,988
4.70%, 09/20/47	500	570,184
Charles Schwab Corp.
0.75%, 03/18/24	1,000	1,005,384
3.00%, 03/10/25	80	85,537
3.85%, 05/21/25	1,000	1,105,295

Security	Par (000)	Value

Capital Markets (continued)
Charles Schwab Corp. (continued)
0.90%, 03/11/26	$1,690	$1,668,118
3.20%, 01/25/28	1,000	1,082,482
2.00%, 03/20/28	800	803,552
3.25%, 05/22/29(a)	200	215,207
4.63%, 03/22/30(a)	1,000	1,176,320
1.65%, 03/11/31	2,000	1,868,148
CI Financial Corp., 3.20%, 12/17/30	600	596,839
E*TRADE Financial Corp., 4.50%, 06/20/28	1,000	1,141,248
Franklin Resources, Inc., 2.80%, 09/15/22	150	155,180
FS KKR Capital Corp.
4.63%, 07/15/24	500	530,816
4.13%, 02/01/25	100	102,821
3.40%, 01/15/26	1,000	991,871
Invesco Finance PLC
4.00%, 01/30/24	250	273,162
5.38%, 11/30/43	500	618,538
Jefferies Financial Group, Inc., 5.50%, 10/18/23	2,150	2,334,551
Jefferies Group LLC
5.13%, 01/20/23	650	700,974
2.75%, 10/15/32(a)	2,000	1,959,185
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	1,000	1,150,405
4.15%, 01/23/30	1,000	1,097,955
Kreditanstalt fuer Wiederaufbau
2.13%, 06/15/22	2,250	2,302,323
2.38%, 12/29/22	3,000	3,112,608
2.13%, 01/17/23	5,200	5,376,608
1.63%, 02/15/23	4,000	4,104,840
0.25%, 10/19/23(a)	7,000	6,985,875
2.63%, 02/28/24	1,000	1,063,941
1.38%, 08/05/24	3,000	3,084,182
2.50%, 11/20/24	2,000	2,135,442
2.00%, 05/02/25	2,000	2,102,851
0.38%, 07/18/25	4,000	3,920,000
0.63%, 01/22/26	2,000	1,965,917
2.88%, 04/03/28	5,000	5,463,836
1.75%, 09/14/29	1,500	1,505,175
0.75%, 09/30/30	3,000	2,724,720
Landwirtschaftliche Rentenbank
2.00%, 01/13/25	1,000	1,048,506
2.38%, 06/10/25	2,000	2,131,840
0.88%, 09/03/30	2,000	1,836,809
Lazard Group LLC, 4.38%, 03/11/29	1,000	1,114,230
Legg Mason, Inc., 5.63%, 01/15/44	625	825,587
Nomura Holdings, Inc.
2.65%, 01/16/25	900	930,902
3.10%, 01/16/30	900	913,949
2.68%, 07/16/30	2,000	1,963,836
Northern Trust Corp.
3.65%, 08/03/28	250	277,104
3.15%, 05/03/29	500	535,847
Oesterreichische Kontrollbank AG
2.88%, 03/13/23	2,000	2,101,540
1.50%, 02/12/25	1,000	1,029,603
Owl Rock Capital Corp.
4.00%, 03/30/25	345	361,389
3.75%, 07/22/25	265	274,762
3.40%, 07/15/26	1,000	1,012,879

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Raymond James Financial, Inc., 4.95%, 07/15/46	$500	$612,849
State Street Corp.
3.10%, 05/15/23	250	263,671
3.30%, 12/16/24	405	441,624
2.65%, 05/19/26	1,000	1,064,044
2.40%, 01/24/30	300	305,213
(3 mo. LIBOR US + 0.64%), 2.65%, 05/15/23(b)	1,000	1,025,655
(SOFR + 0.94%), 2.35%, 11/01/25(b)	1,450	1,525,139
(SOFR + 1.49%), 3.03%, 11/01/34(b)	200	206,314
(SOFR + 2.60%), 2.90%, 03/30/26(b)	1,000	1,063,917
TD Ameritrade Holding Corp.
2.95%, 04/01/22	250	255,502
3.63%, 04/01/25(a)	1,000	1,090,133
2.75%, 10/01/29	1,000	1,036,072
TPG Specialty Lending, Inc., 3.88%, 11/01/24	500	524,636

		116,928,688

Chemicals — 0.4%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	585	593,500
1.85%, 05/15/27	415	419,764
2.05%, 05/15/30	430	423,231
2.70%, 05/15/40	495	473,471
2.80%, 05/15/50	645	596,788
Albemarle Corp., 4.15%, 12/01/24	250	274,714
Cabot Corp., 4.00%, 07/01/29	1,500	1,578,035
Dow Chemical Co.
3.50%, 10/01/24	500	539,405
4.55%, 11/30/25	2,000	2,268,990
4.80%, 11/30/28	300	351,824
4.25%, 10/01/34	1,600	1,771,097
9.40%, 05/15/39	250	422,773
5.25%, 11/15/41	100	125,279
4.38%, 11/15/42	250	283,723
5.55%, 11/30/48	1,000	1,314,684
4.80%, 05/15/49	1,000	1,195,601
3.60%, 11/15/50	1,000	1,008,263
DuPont de Nemours, Inc.
2.17%, 05/01/23	1,000	1,004,221
4.21%, 11/15/23	2,000	2,172,591
4.73%, 11/15/28	1,500	1,743,443
5.32%, 11/15/38	750	942,084
5.42%, 11/15/48	1,500	1,933,589
Eastman Chemical Co.
3.60%, 08/15/22	200	206,887
3.80%, 03/15/25	1,050	1,141,261
4.50%, 12/01/28	1,000	1,145,395
4.80%, 09/01/42	250	297,035
Ecolab, Inc.
2.38%, 08/10/22	500	512,787
3.25%, 01/14/23	250	260,789
3.25%, 12/01/27	1,000	1,087,561
4.80%, 03/24/30	500	598,112
1.30%, 01/30/31(a)	800	734,914
3.70%, 11/01/46	250	260,721
2.13%, 08/15/50(a)	800	650,219
EI du Pont de Nemours and Co.
1.70%, 07/15/25	800	813,326
2.30%, 07/15/30(a)	800	801,269

Security	Par (000)	Value

Chemicals (continued)
Emerson Electric Co.
2.63%, 02/15/23	$350	$362,787
2.75%, 10/15/50(a)	1,000	920,217
FMC Corp.
3.20%, 10/01/26	155	166,528
3.45%, 10/01/29	115	121,063
4.50%, 10/01/49	165	184,980
International Flavors & Fragrances, Inc.
4.45%, 09/26/28	500	566,742
5.00%, 09/26/48	500	616,322
Linde, Inc.
2.70%, 02/21/23	1,000	1,037,463
2.65%, 02/05/25(a)	165	174,609
3.20%, 01/30/26(a)	250	272,123
1.10%, 08/10/30	900	818,400
2.00%, 08/10/50	705	556,752
LYB International Finance BV
4.00%, 07/15/23	450	483,820
5.25%, 07/15/43	75	91,195
4.88%, 03/15/44	350	404,307
LYB International Finance II BV, 3.50%, 03/02/27(a)	1,000	1,080,748
LYB International Finance III LLC
1.25%, 10/01/25	210	207,349
3.38%, 05/01/30(a)	1,000	1,060,431
2.25%, 10/01/30(a)	675	650,755
3.38%, 10/01/40	535	529,087
4.20%, 10/15/49	830	881,912
4.20%, 05/01/50	500	537,516
3.63%, 04/01/51	730	719,110
3.80%, 10/01/60	545	532,007
LyondellBasell Industries NV, 4.63%, 02/26/55	600	667,130
Mosaic Co.
4.25%, 11/15/23	1,000	1,080,031
4.05%, 11/15/27	1,000	1,110,037
5.45%, 11/15/33	250	300,105
Nutrien Ltd.
3.15%, 10/01/22	1,050	1,083,712
1.90%, 05/13/23	3,000	3,076,757
3.50%, 06/01/23	250	263,431
3.63%, 03/15/24	250	268,541
3.38%, 03/15/25	1,395	1,499,709
3.00%, 04/01/25	250	265,201
4.00%, 12/15/26	250	280,197
2.95%, 05/13/30	1,000	1,034,831
4.90%, 06/01/43	500	588,803
5.00%, 04/01/49	750	937,405
3.95%, 05/13/50(a)	1,000	1,078,747
PPG Industries, Inc.
2.40%, 08/15/24	1,000	1,048,431
1.20%, 03/15/26	420	411,623
2.80%, 08/15/29	1,000	1,039,435
Rohm & Haas Co., 7.85%, 07/15/29	250	334,087
RPM International, Inc., 5.25%, 06/01/45	250	286,799
Sherwin-Williams Co.
3.95%, 01/15/26	500	556,000
3.45%, 06/01/27	250	272,845
2.95%, 08/15/29	620	645,677
4.50%, 06/01/47	1,000	1,168,221
3.80%, 08/15/49	880	932,415

8

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Westlake Chemical Corp.
3.60%, 08/15/26	$500	$540,461
3.38%, 06/15/30	300	310,314
5.00%, 08/15/46	750	879,865

		64,884,379

Commercial Services & Supplies — 0.0%
GATX Corp.
3.25%, 09/15/26	750	805,060
3.85%, 03/30/27	500	550,833
4.70%, 04/01/29(a)	1,000	1,150,441
1.90%, 06/01/31(a)	2,000	1,842,905
George Washington University 4.87%, 09/15/45(a)	100	129,454
Series 2014, 4.30%, 09/15/44	250	294,075
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	193	176,697

		4,949,465

Communications Equipment — 0.1%
Cisco Systems, Inc.
3.00%, 06/15/22	3,000	3,098,645
2.60%, 02/28/23	500	522,852
2.20%, 09/20/23	1,000	1,045,153
3.63%, 03/04/24	1,000	1,091,878
2.95%, 02/28/26	1,500	1,628,580
2.50%, 09/20/26	1,000	1,069,526
5.90%, 02/15/39	500	706,934
5.50%, 01/15/40	850	1,150,268
Juniper Networks, Inc.
3.75%, 08/15/29(a)	500	539,382
5.95%, 03/15/41	500	612,655
Motorola Solutions, Inc.
4.60%, 02/23/28	500	569,171
4.60%, 05/23/29	965	1,094,606
2.30%, 11/15/30	840	794,460

		13,924,110

Construction Materials — 0.0%
WW Grainger, Inc., 4.60%, 06/15/45	1,250	1,505,981

Consumer Discretionary — 0.0%
California Endowment (The), 2.50%, 04/01/51	84	77,269
Cintas Corp. No. 2
2.90%, 04/01/22	250	255,783
3.70%, 04/01/27	500	555,220
Harley-Davidson, Inc., 4.63%, 07/28/45	600	622,807
RELX Capital, Inc., 3.50%, 03/16/23	300	315,986

		1,827,065

Consumer Finance — 0.5%
American Express Co.
2.75%, 05/20/22	1,000	1,024,909
2.65%, 12/02/22	1,000	1,037,272
3.40%, 02/27/23	2,000	2,105,029
3.70%, 08/03/23	2,000	2,140,669
3.40%, 02/22/24	3,000	3,228,485
2.50%, 07/30/24	655	691,418
3.00%, 10/30/24	1,000	1,072,900
3.63%, 12/05/24	300	327,133
3.13%, 05/20/26	3,000	3,225,856
4.05%, 12/03/42	67	74,617

Security	Par (000)	Value

Consumer Finance (continued)
American Express Credit Corp., 3.30%, 05/03/27	$500	$547,033
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	112	109,000
Automatic Data Processing, Inc., 1.25%, 09/01/30	2,000	1,832,257
Block Financial LLC, 3.88%, 08/15/30	1,000	1,031,799
Capital One Bank USA NA, 3.38%, 02/15/23	350	367,637
Capital One Financial Corp.
3.20%, 01/30/23	4,000	4,187,521
3.50%, 06/15/23	110	117,003
3.90%, 01/29/24	1,000	1,081,178
3.75%, 04/24/24	250	270,396
3.30%, 10/30/24	1,000	1,078,152
3.20%, 02/05/25	250	266,515
4.25%, 04/30/25	2,000	2,215,824
4.20%, 10/29/25	340	376,322
3.75%, 07/28/26	230	249,887
3.75%, 03/09/27	500	548,873
3.65%, 05/11/27(a)	2,000	2,187,250
3.80%, 01/31/28	1,000	1,099,140
Discover Financial Services
3.95%, 11/06/24	350	381,367
3.75%, 03/04/25(a)	75	80,922
Equifax, Inc.
2.60%, 12/01/24	1,000	1,056,265
3.25%, 06/01/26	250	266,620
Global Payments, Inc.
4.00%, 06/01/23	1,000	1,070,634
4.80%, 04/01/26	500	571,760
3.20%, 08/15/29	250	263,303
2.90%, 05/15/30	1,815	1,852,818
4.15%, 08/15/49	355	387,366
Mastercard, Inc.
3.38%, 04/01/24	250	271,515
2.00%, 03/03/25	1,200	1,251,963
3.30%, 03/26/27	235	258,313
3.50%, 02/26/28	1,000	1,105,171
2.95%, 06/01/29	1,500	1,608,414
3.35%, 03/26/30	830	914,187
1.90%, 03/15/31	515	506,210
3.65%, 06/01/49	500	545,729
3.85%, 03/26/50	1,050	1,189,808
2.95%, 03/15/51	550	541,633
Moody’s Corp.
4.50%, 09/01/22	550	576,097
4.88%, 02/15/24	500	552,780
3.25%, 01/15/28	750	805,434
4.25%, 02/01/29(a)	1,000	1,135,017
3.25%, 05/20/50	135	131,037
2.55%, 08/18/60	1,000	807,923
PayPal Holdings, Inc.
1.35%, 06/01/23	395	401,984
2.40%, 10/01/24	1,170	1,229,424
1.65%, 06/01/25	440	448,097
2.65%, 10/01/26(a)	1,000	1,058,135
2.85%, 10/01/29	1,335	1,390,848
2.30%, 06/01/30	465	460,633
3.25%, 06/01/50	585	582,052
S&P Global, Inc.
2.50%, 12/01/29	320	327,781

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
S&P Global, Inc. (continued)
1.25%, 08/15/30	$430	$393,690
3.25%, 12/01/49	225	230,309
2.30%, 08/15/60	150	121,876
Synchrony Financial
2.85%, 07/25/22	175	179,708
4.50%, 07/23/25	190	210,688
3.95%, 12/01/27	1,000	1,077,456
5.15%, 03/19/29	500	576,635
Visa, Inc.
2.15%, 09/15/22	2,000	2,051,415
2.80%, 12/14/22	750	779,043
3.15%, 12/14/25	1,945	2,121,412
2.75%, 09/15/27	1,150	1,227,437
2.05%, 04/15/30	1,000	998,248
1.10%, 02/15/31(a)	1,400	1,273,902
4.15%, 12/14/35	500	591,177
2.70%, 04/15/40	1,000	979,332
4.30%, 12/14/45	1,750	2,110,671
3.65%, 09/15/47	195	215,552
2.00%, 08/15/50	1,100	889,992
Western Union Co.
1.35%, 03/15/26	900	877,249
2.75%, 03/15/31	900	858,096
6.20%, 11/17/36	525	647,838

		74,937,041

Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc., 2.63%, 06/19/30	275	274,289
Berry Global Inc., 1.57%, 01/15/26(d)	1,000	984,220
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	1,000	1,139,062
Georgia-Pacific LLC, 8.88%, 05/15/31	525	802,985
International Paper Co.
3.80%, 01/15/26	1,000	1,104,629
5.00%, 09/15/35	250	301,812
7.30%, 11/15/39	250	373,603
4.80%, 06/15/44	250	299,473
5.15%, 05/15/46	1,000	1,266,637
4.40%, 08/15/47	500	585,082
4.35%, 08/15/48(a)	750	866,840
Packaging Corp. of America
4.50%, 11/01/23	250	272,280
3.00%, 12/15/29	200	208,539
4.05%, 12/15/49	650	723,020
Sonoco Products Co., 3.13%, 05/01/30	1,300	1,342,429
Suzano Austria GmbH
6.00%, 01/15/29	1,000	1,173,450
3.75%, 01/15/31	2,000	2,064,800
WestRock MWV LLC, 8.20%, 01/15/30(a)	100	137,220
WRKCo, Inc.
4.65%, 03/15/26	1,170	1,327,794
3.38%, 09/15/27	500	544,208
4.00%, 03/15/28(a)	1,000	1,107,858
4.90%, 03/15/29(a)	1,000	1,167,585

		18,067,815

Diversified Financial Services — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23	500	518,415

Security	Par (000)	Value

Diversified Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (continued)
4.88%, 01/16/24(a)	$1,000	$1,088,146
2.88%, 08/14/24	1,000	1,031,340
6.50%, 07/15/25(a)	1,000	1,165,778
1.75%, 01/30/26(a)	1,000	971,264
3.65%, 07/21/27	1,000	1,049,327
3.88%, 01/23/28(a)	500	523,916
Air Lease Corp.
2.25%, 01/15/23	1,095	1,123,754
3.00%, 09/15/23	500	522,179
4.25%, 02/01/24	500	542,567
4.25%, 09/15/24	250	273,112
2.30%, 02/01/25	375	383,028
3.25%, 03/01/25	2,000	2,107,292
3.38%, 07/01/25	1,000	1,056,283
2.88%, 01/15/26	1,000	1,037,619
3.63%, 12/01/27	200	210,202
3.25%, 10/01/29	500	501,581
3.00%, 02/01/30(a)	400	391,483
3.13%, 12/01/30	2,000	1,994,071
Aircastle Ltd.
5.00%, 04/01/23	100	106,586
4.13%, 05/01/24(a)	1,000	1,056,295
4.25%, 06/15/26	500	529,384
Ally Financial, Inc.
4.63%, 05/19/22	500	522,136
3.05%, 06/05/23	2,000	2,091,255
1.45%, 10/02/23	2,335	2,370,350
3.88%, 05/21/24	1,500	1,620,386
5.13%, 09/30/24	2,300	2,592,693
4.63%, 03/30/25	1,500	1,668,501
5.80%, 05/01/25	1,500	1,738,726
Banco Santander SA
3.50%, 04/11/22	1,600	1,648,342
3.13%, 02/23/23	1,000	1,046,219
2.71%, 06/27/24	1,000	1,055,156
2.75%, 05/28/25	1,400	1,462,761
5.18%, 11/19/25	200	226,896
1.85%, 03/25/26	400	399,234
4.25%, 04/11/27	2,000	2,230,398
3.80%, 02/23/28(a)	600	647,477
4.38%, 04/12/28	1,000	1,114,376
3.31%, 06/27/29	600	635,936
3.49%, 05/28/30	800	832,875
2.75%, 12/03/30	400	381,010
2.96%, 03/25/31	600	596,538
Bank of America Corp.
2.50%, 10/21/22	1,000	1,011,830
3.30%, 01/11/23	1,000	1,050,568
4.10%, 07/24/23	4,000	4,321,209
4.00%, 04/01/24	500	546,411
4.20%, 08/26/24	1,750	1,930,172
4.00%, 01/22/25	750	821,332
3.88%, 08/01/25	2,250	2,485,129
4.45%, 03/03/26	1,340	1,506,183
3.50%, 04/19/26	645	707,080
4.25%, 10/22/26	1,290	1,446,588
3.25%, 10/21/27	1,375	1,478,240
6.11%, 01/29/37	350	463,466

10

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Bank of America Corp. (continued)
7.75%, 05/14/38	$200	$306,893
5.88%, 02/07/42	1,100	1,504,808
5.00%, 01/21/44	1,250	1,538,176
4.88%, 04/01/44	1,000	1,226,014
(3 mo. LIBOR US + 0.64%), 2.02%, 02/13/26(b)	1,400	1,433,947
(3 mo. LIBOR US + 0.78%), 3.55%, 03/05/24(b)	1,000	1,055,074
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23(b)	5,144	5,349,991
(3 mo. LIBOR US + 0.81%), 3.37%, 01/23/26(b)	2,000	2,153,169
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25(b)	385	403,553
(3 mo. LIBOR US + 0.93%), 2.82%, 07/21/23(b)	500	514,724
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24(b)	1,500	1,606,609
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25(b)	1,000	1,073,770
(3 mo. LIBOR US + 0.99%), 2.50%, 02/13/31(b)	3,500	3,467,775
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(b)	1,000	1,023,925
(3 mo. LIBOR US + 1.04%), 3.42%, 12/20/28(b)	2,544	2,731,951
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27(b)	1,000	1,088,173
(3 mo. LIBOR US + 1.07%), 3.97%, 03/05/29(b)	1,000	1,101,865
(3 mo. LIBOR US + 1.09%), 3.09%, 10/01/25(b)	1,000	1,067,236
(3 mo. LIBOR US + 1.18%), 3.19%, 07/23/30(b)	4,965	5,211,901
(3 mo. LIBOR US + 1.19%), 2.88%, 10/22/30(b)	1,000	1,028,035
(3 mo. LIBOR US + 1.19%), 3.95%, 01/23/49(b)	600	656,468
(3 mo. LIBOR US + 1.21%), 3.97%, 02/07/30(b)	2,650	2,941,197
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(b)	1,450	1,630,246
(3 mo. LIBOR US + 1.32%), 4.08%, 04/23/40(b)	1,000	1,107,499
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(b)	500	542,650
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(b)	1,000	1,093,795
(3 mo. LIBOR US + 1.52%), 4.33%, 03/15/50(b)	2,000	2,306,180
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(b)	2,000	2,197,224
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38(b)	1,500	1,706,359
(3 mo. LIBOR US + 1.99%), 4.44%, 01/20/48(b)	1,150	1,336,555
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(b)	3,900	4,330,198
(SOFR + 0.74%), 0.81%, 10/24/24(b)	1,600	1,603,965
(SOFR + 0.91%), 1.66%, 03/11/27(b)	1,700	1,705,133

Security	Par (000)	Value

Diversified Financial Services (continued)
Bank of America Corp. (continued)
(SOFR + 1.01%), 1.20%, 10/24/26(b)	$1,100	$1,085,742
(SOFR + 1.15%), 1.32%, 06/19/26(b)	1,700	1,694,814
(SOFR + 1.22%), 2.65%, 03/11/32(b)	1,700	1,704,341
(SOFR + 1.37%), 1.92%, 10/24/31(b)	1,700	1,599,812
(SOFR + 1.53%), 1.90%, 07/23/31(b)	2,000	1,878,679
(SOFR + 1.65%), 3.48%, 03/13/52(b)	715	728,575
(SOFR + 1.88%), 2.83%, 10/24/51(b)	315	289,195
(SOFR + 1.93%), 2.68%, 06/19/41(b)	3,000	2,808,546
(SOFR + 2.15%), 2.59%, 04/29/31(b)	2,700	2,694,363
Series L, 3.95%, 04/21/25	2,155	2,362,867
Series L, 4.18%, 11/25/27	1,000	1,112,071
Bank of Nova Scotia 2.45%, 09/19/22	2,000	2,063,744
2.00%, 11/15/22	1,000	1,026,746
2.38%, 01/18/23	475	491,400
3.40%, 02/11/24	1,000	1,076,292
2.20%, 02/03/25	2,000	2,074,415
4.50%, 12/16/25	250	283,891
2.70%, 08/03/26	500	529,847
Barclays PLC 3.68%, 01/10/23	1,500	1,534,253
3.65%, 03/16/25(a)	450	483,647
4.38%, 01/12/26	2,000	2,229,763
5.20%, 05/12/26	1,000	1,130,210
4.34%, 01/10/28	750	832,322
4.84%, 05/09/28	1,000	1,114,667
5.25%, 08/17/45	250	309,506
4.95%, 01/10/47	1,000	1,207,671
(1 year CMT + 1.90%), 2.65%, 06/24/31(b)	2,000	1,965,072
(3 mo. LIBOR US + 1.36%), 4.34%, 05/16/24(b)	2,000	2,141,563
(3 mo. LIBOR US + 1.61%), 3.93%, 05/07/25(b)	4,000	4,317,448
(3 mo. LIBOR US + 1.90%), 4.97%, 05/16/29(b)	2,250	2,587,141
(3 mo. LIBOR US + 2.45%), 2.85%, 05/07/26(b)	500	523,420
(3 mo. LIBOR US + 3.05%), 5.09%, 06/20/30(b)	1,000	1,132,591
(5 year CMT + 2.90%), 3.56%, 09/23/35(a)(b)	1,000	1,001,440
BNP Paribas SA 3.25%, 03/03/23	250	263,321
4.25%, 10/15/24	500	553,421
Cboe Global Markets, Inc., 1.63%, 12/15/30(a)	1,700	1,583,206
Citigroup, Inc. 2.75%, 04/25/22	1,500	1,535,605
4.05%, 07/30/22	250	261,269
2.70%, 10/27/22	3,500	3,612,678
3.50%, 05/15/23	3,500	3,702,866
3.88%, 03/26/25	500	544,861
3.30%, 04/27/25	155	166,969
4.40%, 06/10/25	500	555,611
5.50%, 09/13/25	1,000	1,159,072
3.70%, 01/12/26	1,000	1,098,323
4.60%, 03/09/26	750	846,290
3.40%, 05/01/26	500	543,124
3.20%, 10/21/26	2,500	2,686,446
4.30%, 11/20/26	150	167,321
4.45%, 09/29/27	3,000	3,385,759
4.13%, 07/25/28	750	829,969

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Citigroup, Inc. (continued)
6.63%, 06/15/32	$100	$132,431
6.13%, 08/25/36	184	244,332
8.13%, 07/15/39	575	944,073
5.88%, 01/30/42	2,500	3,393,198
6.68%, 09/13/43	250	365,370
5.30%, 05/06/44	500	632,803
4.65%, 07/30/45	750	895,807
4.75%, 05/18/46	1,500	1,787,544
4.65%, 07/23/48	1,500	1,840,602
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(b)	4,000	4,280,838
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(b)	1,500	1,545,084
(3 mo. LIBOR US + 1.15%), 3.52%, 10/27/28(b)	2,000	2,163,380
(3 mo. LIBOR US + 1.34%), 3.98%, 03/20/30(b)	2,500	2,767,635
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(b)	1,000	1,093,623
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(b)	1,000	1,099,183
(3 mo. LIBOR US + 1.84%), 4.28%, 04/24/48(b)	1,000	1,164,363
(SOFR + 0.77%), 1.12%, 01/28/27(b)	2,200	2,151,975
(SOFR + 1.15%), 2.67%, 01/29/31(b)	1,000	1,004,726
(SOFR + 1.42%), 2.98%, 11/05/30(b)	1,000	1,034,188
(SOFR + 1.67%), 1.68%, 05/15/24(b)	1,000	1,020,370
(SOFR + 2.11%), 2.57%, 06/03/31(b)	1,500	1,498,827
(SOFR + 2.84%), 3.11%, 04/08/26(b)	1,400	1,494,448
(SOFR + 3.91%), 4.41%, 03/31/31(b)	2,400	2,738,909
(SOFR + 4.55%), 5.32%, 03/26/41(b)	2,400	3,089,952
Clorox Co. 3.05%, 09/15/22	50	51,579
3.50%, 12/15/24	250	273,587
3.10%, 10/01/27	500	542,112
CME Group, Inc. 3.00%, 09/15/22	1,000	1,038,502
3.00%, 03/15/25	1,250	1,336,479
3.75%, 06/15/28	1,000	1,112,100
5.30%, 09/15/43	100	135,099
Credit Suisse Group AG 3.80%, 06/09/23	1,000	1,061,080
3.75%, 03/26/25	2,500	2,693,739
4.55%, 04/17/26	2,250	2,517,212
4.88%, 05/15/45(a)	1,500	1,784,117
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	500	520,768
Deutsche Bank AG 3.95%, 02/27/23	2,000	2,112,316
4.10%, 01/13/26(a)	350	379,371
1.69%, 03/19/26	570	568,734
(SOFR + 1.87%), 2.13%, 11/24/26(b)	1,405	1,408,535
(SOFR + 2.16%), 2.22%, 09/18/24(b)	1,435	1,472,981
Deutsche Bank AG, London, 3.70%, 05/30/24	215	229,643
Deutsche Bank AG, New York(b)
(SOFR + 2.58%), 3.96%, 11/26/25	800	866,225
(SOFR + 3.04%), 3.55%, 09/18/31	855	882,862
GE Capital Funding LLC(d) 3.45%, 05/15/25	2,000	2,162,361
4.05%, 05/15/27	1,500	1,671,395

Security	Par (000)	Value

Diversified Financial Services (continued)
GE Capital Funding LLC(d) (continued)
4.40%, 05/15/30	$2,000	$2,264,305
4.55%, 05/15/32	1,000	1,146,551
GE Capital International Funding Co. 3.37%, 11/15/25	1,427	1,547,289
4.42%, 11/15/35	5,685	6,507,961
Goldman Sachs Group, Inc. 3.00%, 04/26/22	3,000	3,004,694
3.63%, 01/22/23	150	158,163
3.63%, 02/20/24	1,000	1,076,150
4.00%, 03/03/24	3,425	3,732,238
3.85%, 07/08/24	500	543,426
3.50%, 01/23/25	750	809,363
3.50%, 04/01/25	1,915	2,074,735
3.75%, 05/22/25	2,250	2,456,200
4.25%, 10/21/25	1,050	1,172,011
3.75%, 02/25/26	380	417,454
3.50%, 11/16/26	2,000	2,167,704
5.95%, 01/15/27	250	302,419
3.85%, 01/26/27	2,000	2,193,921
2.60%, 02/07/30	2,000	2,024,324
3.80%, 03/15/30	2,600	2,863,693
6.75%, 10/01/37	1,650	2,332,475
6.25%, 02/01/41	1,000	1,415,539
4.80%, 07/08/44	1,250	1,535,591
5.15%, 05/22/45	1,500	1,874,955
4.75%, 10/21/45	1,750	2,155,422
(3 mo. LIBOR US + 0.99%), 2.91%, 07/24/23(b)	2,000	2,059,087
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(b)	2,000	2,191,247
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(b)	1,000	1,073,070
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(b)	3,000	3,365,449
(3 mo. LIBOR US + 1.37%), 4.02%, 10/31/38(b)	2,000	2,217,820
(3 mo. LIBOR US + 1.43%), 4.41%, 04/23/39(b)	2,400	2,797,251
(3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(b)	2,500	2,735,407
(SOFR + 0.57%), 0.67%, 03/08/24(b)	1,500	1,498,823
(SOFR + 0.80%), 1.43%, 03/09/27(b)	2,500	2,477,615
(SOFR + 1.09%), 1.99%, 01/27/32(b)	1,460	1,385,606
Series VAR, (SOFR + 0.79%), 1.09%, 12/09/26(b)	3,000	2,939,676
HSBC Holdings PLC 3.60%, 05/25/23	3,750	3,990,875
4.25%, 03/14/24(a)	500	544,177
4.25%, 08/18/25	500	549,778
4.30%, 03/08/26(a)	1,000	1,119,413
3.90%, 05/25/26	3,000	3,307,920
4.38%, 11/23/26	2,000	2,227,585
4.95%, 03/31/30	1,353	1,579,736
6.50%, 05/02/36	200	262,233
6.50%, 09/15/37	750	997,964
6.80%, 06/01/38	250	342,869
6.10%, 01/14/42	1,000	1,380,325
5.25%, 03/14/44	1,250	1,525,273
(3 mo. LIBOR US + 0.92%), 3.03%, 11/22/23(b)	2,000	2,080,131

12

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
HSBC Holdings PLC (continued)
(3 mo. LIBOR US + 0.99%), 3.95%, 05/18/24(b)	$3,380	$3,607,334
(3 mo. LIBOR US + 1.14%), 2.63%, 11/07/25(b)	1,000	1,045,106
(3 mo. LIBOR US + 1.21%), 3.80%, 03/11/25(b)	1,000	1,079,850
(3 mo. LIBOR US + 1.35%), 4.29%, 09/12/26(b)	3,000	3,320,528
(3 mo. LIBOR US + 1.53%), 4.58%, 06/19/29(b)	3,000	3,371,392
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(b)	3,000	3,284,257
(3 mo. LIBOR US + 1.61%), 3.97%, 05/22/30(b)	3,000	3,246,316
(SOFR + 1.54%), 1.65%, 04/18/26(b)	1,740	1,741,067
(SOFR + 1.73%), 2.01%, 09/22/28(b)	1,000	982,657
(SOFR + 1.95%), 2.36%, 08/18/31(b)	2,000	1,924,753
(SOFR + 2.39%), 2.85%, 06/04/31(b)	2,000	2,000,190
Intercontinental Exchange, Inc. 2.35%, 09/15/22	1,000	1,024,625
4.00%, 10/15/23	2,000	2,166,180
3.75%, 12/01/25	1,115	1,222,589
3.75%, 09/21/28	1,135	1,248,194
2.10%, 06/15/30	770	739,482
1.85%, 09/15/32	165	151,046
2.65%, 09/15/40	1,000	924,425
4.25%, 09/21/48	500	555,298
3.00%, 06/15/50	435	405,351
3.00%, 09/15/60	1,250	1,108,289
International Lease Finance Corp., 5.88%, 08/15/22	1,000	1,069,342
John Deere Capital Corp. 2.95%, 04/01/22	500	513,657
1.95%, 06/13/22	300	305,949
0.55%, 07/05/22(a)	2,000	2,007,189
2.15%, 09/08/22	1,000	1,026,696
2.80%, 03/06/23	500	523,528
3.45%, 06/07/23	2,000	2,127,442
3.45%, 01/10/24	1,000	1,079,261
0.45%, 01/17/24	250	249,892
2.05%, 01/09/25	1,000	1,040,287
0.70%, 01/15/26(a)	900	882,408
2.25%, 09/14/26	500	523,656
3.05%, 01/06/28	300	321,438
1.50%, 03/06/28	250	243,453
2.80%, 07/18/29	630	657,449
2.45%, 01/09/30	300	304,576
1.45%, 01/15/31	900	838,359
JPMorgan Chase & Co. 3.25%, 09/23/22	3,200	3,338,563
2.97%, 01/15/23	2,000	2,040,002
3.20%, 01/25/23	3,150	3,308,789
3.38%, 05/01/23	1,250	1,323,057
2.70%, 05/18/23(a)	500	521,621
3.63%, 05/13/24(a)	1,000	1,089,920
3.88%, 09/10/24	1,300	1,425,194
3.13%, 01/23/25	1,250	1,339,228
3.90%, 07/15/25	2,250	2,483,750
3.30%, 04/01/26	500	544,036

Security	Par (000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued)
3.20%, 06/15/26	$1,000	$1,081,040
2.95%, 10/01/26(a)	3,000	3,208,855
7.63%, 10/15/26	500	652,758
4.13%, 12/15/26	250	281,562
4.25%, 10/01/27	500	566,675
3.63%, 12/01/27	1,000	1,086,574
6.40%, 05/15/38	1,100	1,559,647
5.50%, 10/15/40	125	163,747
5.60%, 07/15/41	550	736,310
5.40%, 01/06/42	400	528,700
5.63%, 08/16/43	500	664,958
4.85%, 02/01/44	100	125,270
4.95%, 06/01/45	1,250	1,559,567
(3 mo. LIBOR US + 0.70%), 3.21%, 04/01/23(b)	2,000	2,054,277
(3 mo. LIBOR US + 0.73%), 3.56%, 04/23/24(b)	1,500	1,589,705
(3 mo. LIBOR US + 0.89%), 3.80%, 07/23/24(b)	2,500	2,675,792
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(b)	1,500	1,536,084
(3 mo. LIBOR US + 0.95%), 3.51%, 01/23/29(b)	1,000	1,081,321
(3 mo. LIBOR US + 1.12%), 4.01%, 04/23/29(b)	4,000	4,460,721
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(b)	2,000	2,133,757
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(b)	1,000	1,089,958
(3 mo. LIBOR US + 1.22%), 3.90%, 01/23/49(b)	1,750	1,925,762
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(b)	1,175	1,329,258
(3 mo. LIBOR US + 1.33%), 4.45%, 12/05/29(b)	2,500	2,863,655
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(b)	2,000	2,204,364
(3 mo. LIBOR US + 1.36%), 3.88%, 07/24/38(a)(b)	1,000	1,109,699
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(b)	1,750	1,904,612
(3 mo. LIBOR US + 1.38%), 3.96%, 11/15/48(b)	2,500	2,757,015
(3 mo. LIBOR US + 1.46%), 4.03%, 07/24/48(b)	1,500	1,681,522
(3 mo. LIBOR US + 1.58%), 4.26%, 02/22/48(b)	1,000	1,161,054
(SOFR + 1.07%), 1.95%, 02/04/32(b)	2,000	1,895,524
(SOFR + 1.11%), 1.76%, 11/19/31(b)	1,000	932,694
(SOFR + 1.16%), 2.30%, 10/15/25(b)	500	520,468
(SOFR + 1.46%), 1.51%, 06/01/24(b)	2,000	2,041,505
(SOFR + 1.51%), 2.74%, 10/15/30(b)	3,000	3,048,960
(SOFR + 1.51%), 2.53%, 11/19/41(b)	1,500	1,373,918
(SOFR + 1.59%), 2.01%, 03/13/26(b)	1,300	1,336,855
(SOFR + 1.85%), 2.08%, 04/22/26(b)	3,100	3,183,900
(SOFR + 2.04%), 2.52%, 04/22/31(b)	1,600	1,596,631
(SOFR + 2.44%), 3.11%, 04/22/51(b)	2,700	2,644,277
(SOFR + 2.46%), 3.11%, 04/22/41(b)	1,100	1,093,779
(SOFR + 2.52%), 2.96%, 05/13/31(b)	2,000	2,036,983

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued)
(SOFR + 3.79%), 4.49%, 03/24/31(b)	$1,000	$1,152,173
Kimberly-Clark Corp. 2.65%, 03/01/25(a)	85	89,792
2.75%, 02/15/26	500	536,780
5.30%, 03/01/41	250	325,978
3.20%, 07/30/46	210	215,744
3.90%, 05/04/47(a)	750	861,454
2.88%, 02/07/50	800	785,846
Lloyds Banking Group PLC 4.05%, 08/16/23(a)	500	539,346
3.90%, 03/12/24(a)	500	542,745
4.45%, 05/08/25	500	558,833
4.58%, 12/10/25	250	279,133
4.65%, 03/24/26(a)	750	839,804
4.38%, 03/22/28	1,000	1,122,386
4.55%, 08/16/28	2,000	2,276,642
5.30%, 12/01/45	850	1,060,354
4.34%, 01/09/48	1,300	1,416,887
(1 year CMT + 1.00%), 2.44%, 02/05/26(b)	340	352,117
(1 year CMT + 1.10%), 1.33%, 06/15/23(b)	3,000	3,028,930
(1 year CMT + 3.50%), 3.87%, 07/09/25(a)(b)	1,000	1,088,261
(3 mo. LIBOR US + 1.21%), 3.57%, 11/07/28(b)	500	539,913
(3 mo. LIBOR US + 0.81%), 2.91%, 11/07/23(b)	1,000	1,036,099
Mitsubishi UFJ Financial Group, Inc. 2.62%, 07/18/22	2,000	2,055,211
2.67%, 07/25/22	1,000	1,028,458
3.46%, 03/02/23	3,000	3,163,265
3.76%, 07/26/23(a)	1,500	1,607,016
2.80%, 07/18/24	1,000	1,059,925
2.19%, 02/25/25	500	515,750
3.85%, 03/01/26	500	551,921
2.76%, 09/13/26	250	264,647
3.29%, 07/25/27	1,000	1,090,295
3.96%, 03/02/28	1,000	1,111,984
3.74%, 03/07/29	2,000	2,171,766
2.56%, 02/25/30	2,000	1,998,571
2.05%, 07/17/30	2,000	1,924,974
4.29%, 07/26/38	250	283,774
3.75%, 07/18/39	1,010	1,083,669
(1 year CMT + 0.68%), 0.85%, 09/15/24(b)	2,000	2,002,030
Mizuho Financial Group, Inc. 3.55%, 03/05/23	2,000	2,117,010
3.17%, 09/11/27(a)	1,000	1,077,392
(1 year CMT + 0.67%), 1.23%, 05/22/27(b)	2,000	1,946,987
(3 mo. LIBOR US + 0.61%), 0.85%, 09/08/24(b)	2,000	2,004,186
(3 mo. LIBOR US + 0.99%), 1.24%, 07/10/24(b)	800	808,416
(3 mo. LIBOR US + 1.00%), 3.92%, 09/11/24(b)	2,000	2,146,370
(3 mo. LIBOR US + 1.10%), 2.56%, 09/13/25(b)	905	946,578
(3 mo. LIBOR US + 1.13%), 3.15%, 07/16/30(b)	1,000	1,045,474
(3 mo. LIBOR US + 1.31%), 2.87%, 09/13/30(b)	500	509,994

Security	Par (000)	Value

Diversified Financial Services (continued)
Mizuho Financial Group, Inc. (continued)
(3 mo. LIBOR US + 1.51%), 2.20%, 07/10/31(b)	$1,000	$965,429
Morgan Stanley 2.75%, 05/19/22	2,000	2,054,110
4.88%, 11/01/22	500	533,081
3.13%, 01/23/23	3,500	3,664,672
3.75%, 02/25/23	500	530,102
4.10%, 05/22/23	250	267,332
3.70%, 10/23/24	1,500	1,642,138
4.00%, 07/23/25	2,005	2,225,059
5.00%, 11/24/25	1,250	1,436,603
3.88%, 01/27/26	1,750	1,945,892
3.13%, 07/27/26	500	538,140
4.35%, 09/08/26	1,500	1,694,783
3.63%, 01/20/27	2,000	2,194,502
3.95%, 04/23/27	250	276,644
7.25%, 04/01/32	50	70,275
6.38%, 07/24/42	1,050	1,531,366
4.30%, 01/27/45	1,000	1,171,579
4.38%, 01/22/47	1,500	1,779,265
(3 mo. LIBOR US + 0.85%), 3.74%, 04/24/24(b)	4,000	4,252,460
(3 mo. LIBOR US + 1.14%), 3.77%, 01/24/29(b)	3,000	3,281,221
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(b)	2,250	2,452,918
(3 mo. LIBOR US + 1.43%), 4.46%, 04/22/39(b)	3,000	3,509,539
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(b)	1,000	1,110,588
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(b)	750	858,758
(SOFR + 0.46%), 0.53%, 01/25/24(b)	2,500	2,495,443
(SOFR + 0.47%), 0.56%, 11/10/23(b)	1,700	1,700,547
(SOFR + 0.72%), 0.99%, 12/10/26(b)	1,800	1,756,968
(SOFR + 1.02%), 1.93%, 04/28/32(b)	3,100	2,928,586
(SOFR + 1.03%), 1.79%, 02/13/32(b)	1,980	1,848,050
(SOFR + 1.14%), 2.70%, 01/22/31(b)	4,000	4,070,114
(SOFR + 1.15%), 2.72%, 07/22/25(b)	605	638,226
(SOFR + 1.43%), 2.80%, 01/25/52(b)	1,285	1,182,799
(SOFR + 1.99%), 2.19%, 04/28/26(b)	3,430	3,543,987
(SOFR + 3.12%), 3.62%, 04/01/31(b)	4,020	4,364,693
(SOFR + 4.84%), 5.60%, 03/24/51(b)	500	696,349
Series F, 3.88%, 04/29/24	250	273,099
Nasdaq, Inc. 4.25%, 06/01/24	250	274,466
1.65%, 01/15/31(a)	2,500	2,287,305
3.25%, 04/28/50	1,000	940,048
Natwest Group PLC 3.88%, 09/12/23	1,000	1,072,378
6.00%, 12/19/23	2,000	2,257,586
4.80%, 04/05/26	1,000	1,134,125
(1 year CMT + 2.15%), 2.36%, 05/22/24(b)	385	397,215
(1 year CMT + 2.55%), 3.07%, 05/22/28(b)	580	603,512
(3 mo. LIBOR US + 1.48%), 3.50%, 05/15/23(b)	2,000	2,061,577
(3 mo. LIBOR US + 1.55%), 4.52%, 06/25/24(a)(b)	2,000	2,158,922

14

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Natwest Group PLC (continued)
(3 mo. LIBOR US + 1.75%), 4.89%, 05/18/29(b)	$1,000	$1,139,242
(3 mo. LIBOR US + 1.76%), 4.27%, 03/22/25(b)	1,000	1,090,870
(3 mo. LIBOR US + 1.87%), 4.45%, 05/08/30(b)	1,000	1,113,780
(3 mo. LIBOR US + 1.91%), 5.08%, 01/27/30(b)	1,000	1,157,434
(5 year CMT + 2.10%), 3.75%, 11/01/29(b)	2,290	2,433,881
(5 year CMT + 2.35%), 3.03%, 11/28/35(b)	300	286,224
Rexford Industrial Realty LP, 2.13%, 12/01/30	400	373,845
Sumitomo Mitsui Financial Group, Inc.
3.10%, 01/17/23	4,000	4,185,913
3.75%, 07/19/23	500	535,113
3.94%, 10/16/23	1,000	1,082,290
2.45%, 09/27/24	2,000	2,095,308
2.35%, 01/15/25(a)	2,000	2,075,917
1.47%, 07/08/25(a)	2,000	2,000,878
3.78%, 03/09/26	500	551,035
2.63%, 07/14/26	1,000	1,048,630
3.01%, 10/19/26	250	266,964
3.36%, 07/12/27	1,000	1,084,253
3.35%, 10/18/27	500	541,226
3.54%, 01/17/28(a)	2,000	2,163,865
3.04%, 07/16/29	920	956,615
3.20%, 09/17/29	500	515,412
2.72%, 09/27/29	1,000	1,016,450
2.13%, 07/08/30	2,000	1,930,650
1.71%, 01/12/31	900	836,269

		640,097,468

Diversified Telecommunication Services — 0.9%
AT&T, Inc.
3.00%, 06/30/22	2,000	2,055,637
2.63%, 12/01/22	2,000	2,061,968
4.05%, 12/15/23	2,500	2,731,279
4.45%, 04/01/24	2,500	2,742,137
3.95%, 01/15/25(a)	500	550,632
3.40%, 05/15/25	1,000	1,084,670
4.13%, 02/17/26	1,000	1,120,089
1.70%, 03/25/26	700	699,754
1.65%, 02/01/28	1,100	1,065,649
4.35%, 03/01/29	2,000	2,262,357
4.30%, 02/15/30	3,000	3,377,315
2.75%, 06/01/31	2,000	1,991,974
2.25%, 02/01/32	1,400	1,331,593
2.55%, 12/01/33(d)	5,518	5,238,739
4.50%, 05/15/35	1,310	1,477,503
4.90%, 08/15/37	750	887,694
4.85%, 03/01/39	2,000	2,321,867
5.35%, 09/01/40	1	1,237
3.50%, 06/01/41	1,000	986,440
4.90%, 06/15/42(a)	350	408,444
3.10%, 02/01/43	1,600	1,492,898
4.65%, 06/01/44	250	281,596
3.65%, 06/01/51	1,000	967,192
3.30%, 02/01/52	800	720,518
3.50%, 09/15/53(d)	4,624	4,273,204
3.55%, 09/15/55(a)(d)	11,407	10,438,619
3.80%, 12/01/57(d)	4,577	4,354,497

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
3.65%, 09/15/59(d)	$7,181	$6,563,927
3.85%, 06/01/60	1,000	956,226
3.50%, 02/01/61	600	544,436
British Telecommunications PLC
5.13%, 12/04/28(a)	1,000	1,176,015
9.63%, 12/15/30	900	1,386,533
Deutsche Telekom International Finance BV,
8.75%, 06/15/30	1,650	2,447,134
Telefonica Emisiones SAU
4.57%, 04/27/23	1,200	1,293,471
4.10%, 03/08/27	1,000	1,118,144
7.05%, 06/20/36	75	103,938
4.67%, 03/06/38	1,000	1,129,432
5.21%, 03/08/47(a)	1,750	2,046,241
4.90%, 03/06/48(a)	1,500	1,701,848
5.52%, 03/01/49	500	610,899
Telefonica Europe BV, 8.25%, 09/15/30	300	425,045
Verizon Communications, Inc.
5.15%, 09/15/23	2,000	2,218,215
4.15%, 03/15/24	2,000	2,177,743
0.75%, 03/22/24	665	665,730
3.50%, 11/01/24	500	542,727
3.38%, 02/15/25	2,992	3,245,325
0.85%, 11/20/25	2,900	2,838,011
1.45%, 03/20/26	705	705,057
2.63%, 08/15/26	900	951,499
4.13%, 03/16/27	2,750	3,115,557
2.10%, 03/22/28	810	813,394
4.33%, 09/21/28	2,164	2,477,495
3.88%, 02/08/29(a)	2,000	2,224,894
4.02%, 12/03/29	3,000	3,355,655
3.15%, 03/22/30	1,000	1,054,726
1.68%, 10/30/30(d)	4,000	3,710,945
1.75%, 01/20/31	3,000	2,793,704
2.55%, 03/21/31	1,420	1,418,711
4.50%, 08/10/33	1,750	2,032,662
4.40%, 11/01/34	1,500	1,714,636
4.27%, 01/15/36	1,250	1,412,855
4.81%, 03/15/39	596	713,275
2.65%, 11/20/40	2,000	1,827,701
3.40%, 03/22/41	1,515	1,538,006
4.75%, 11/01/41	3,000	3,586,460
3.85%, 11/01/42	250	268,258
4.86%, 08/21/46	2,000	2,399,291
4.52%, 09/15/48	4,000	4,639,527
5.01%, 04/15/49	194	239,456
4.00%, 03/22/50	1,000	1,076,230
2.88%, 11/20/50	2,500	2,221,955
3.55%, 03/22/51	665	664,067
4.67%, 03/15/55	500	595,250
2.99%, 10/30/56(d)	4,978	4,394,292
3.00%, 11/20/60	2,400	2,083,614
3.70%, 03/22/61	865	854,722

		145,000,436

Education — 0.1%
American University, Series 2019, 3.67%, 04/01/49	171	186,598

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50(a)	$300	$304,887
California Institute of Technology, 3.65%, 09/01/19	1,000	1,012,663
Duke University
Series 2020, 2.68%, 10/01/44	300	292,506
Series 2020, 2.83%, 10/01/55	253	245,028
Emory University, Series 2020, 2.97%, 09/01/50	350	346,318
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50	60	54,119
Series 2020, 2.82%, 06/01/70	125	112,522
George Washington University, Series 2018, 4.13%, 09/15/48	164	191,372
Georgetown University
Series 20A, 2.94%, 04/01/50	104	96,103
Series A, 5.22%, 10/01/18	62	79,218
Series B, 4.32%, 04/01/49	40	47,523
Leland Stanford Junior University
3.65%, 05/01/48	750	859,986
2.41%, 06/01/50	300	273,490
Massachusetts Institute of Technology
4.68%, 07/01/14	300	386,492
Series F, 2.99%, 07/01/50(a)	289	297,766
Series G, 2.29%, 07/01/51	157	140,177
Northeastern University, Series 2020, 2.89%, 10/01/50	51	48,401
Northwestern University
3.87%, 12/01/48	100	112,279
Series 2017, 3.66%, 12/01/57	58	65,106
Series 2020, 2.64%, 12/01/50(a)	85	80,764
President and Fellows of Harvard College
3.15%, 07/15/46	175	184,640
2.52%, 10/15/50	204	190,271
3.30%, 07/15/56	200	217,505
Princeton University, 5.70%, 03/01/39	500	706,022
Trustees of Boston College, 3.13%, 07/01/52	500	496,079
Trustees of Boston University, Series CC, 4.06%, 10/01/48	35	40,967
Trustees of Princeton University (The),
Series 2020, 2.52%, 07/01/50	420	392,624
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/19	160	158,011
Series 2020, 2.40%, 10/01/50(a)	146	131,047
University of Chicago (The), Series C, 2.55%, 04/01/50	137	124,039
University of Notre Dame du Lac,
Series 2017, 3.39%, 02/15/48	110	119,883
University of Southern California
3.03%, 10/01/39	200	212,287
2.81%, 10/01/50	134	129,098
Series A, 3.23%, 10/01/20(a)	130	116,391
William Marsh Rice University, 3.77%, 05/15/55	300	351,065
Yale University
Series 2020, 1.48%, 04/15/30	152	144,858
Series 2020, 2.40%, 04/15/50	175	160,504

		9,108,609

Electric Utilities — 1.9%
AEP Texas, Inc.
2.40%, 10/01/22	1,000	1,026,897

Security	Par (000)	Value

Electric Utilities (continued)
AEP Texas, Inc. (continued)
3.95%, 06/01/28	$500	$553,211
Series H, 3.45%, 01/15/50	250	243,898
AEP Transmission Co. LLC
3.10%, 12/01/26	500	540,373
3.80%, 06/15/49	1,000	1,082,502
3.15%, 09/15/49	135	131,848
Series M, 3.65%, 04/01/50	500	530,359
AES Corp. (The), 1.38%, 01/15/26(d)	1,000	974,643
Alabama Power Co.
3.75%, 03/01/45	250	266,748
4.30%, 01/02/46	250	283,171
3.45%, 10/01/49	185	188,633
Series 20-A, 1.45%, 09/15/30	1,000	920,853
Series B, 3.70%, 12/01/47	2,500	2,621,934
Ameren Corp.
2.50%, 09/15/24	635	667,595
3.50%, 01/15/31	1,000	1,061,251
Ameren Illinois Co.
2.70%, 09/01/22	100	102,604
4.30%, 07/01/44(a)	250	286,830
4.15%, 03/15/46	500	565,645
3.25%, 03/15/50	150	150,650
American Electric Power Co., Inc.
2.30%, 03/01/30	300	292,675
3.25%, 03/01/50	1,000	924,295
Series F, 2.95%, 12/15/22	500	516,791
Series J, 4.30%, 12/01/28	500	562,251
Series N, 1.00%, 11/01/25(a)	500	489,955
Appalachian Power Co., 4.40%, 05/15/44	250	278,088
Arizona Public Service Co.
3.15%, 05/15/25	250	268,975
2.60%, 08/15/29	500	512,120
5.05%, 09/01/41	250	308,945
4.20%, 08/15/48	250	280,830
3.50%, 12/01/49	1,100	1,121,411
Baltimore Gas & Electric Co.
2.40%, 08/15/26	1,000	1,045,327
6.35%, 10/01/36	250	349,568
3.50%, 08/15/46	700	714,765
3.20%, 09/15/49	225	218,478
2.90%, 06/15/50	450	416,096
Berkshire Hathaway Energy Co.
3.75%, 11/15/23	500	536,555
3.50%, 02/01/25	110	119,064
4.05%, 04/15/25(a)	2,000	2,206,782
3.25%, 04/15/28	500	539,009
3.70%, 07/15/30	500	554,040
1.65%, 05/15/31(a)	845	785,555
6.13%, 04/01/36	250	337,050
5.15%, 11/15/43	250	310,114
4.50%, 02/01/45	400	463,680
3.80%, 07/15/48	500	532,051
4.45%, 01/15/49	2,000	2,343,748
4.25%, 10/15/50	1,000	1,145,656
2.85%, 05/15/51	900	806,429
59562VAP2, 5.95%, 05/15/37	1,000	1,327,747
Black Hills Corp.
3.95%, 01/15/26	200	219,122
3.05%, 10/15/29	415	428,060
2.50%, 06/15/30(a)	55	54,034

16

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Black Hills Corp. (continued)
4.35%, 05/01/33	$400	$446,027
3.88%, 10/15/49(a)	350	351,113
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	100	105,002
3.95%, 03/01/48	250	277,433
Series AD, 2.90%, 07/01/50	290	271,346
CenterPoint Energy, Inc.
2.50%, 09/01/24	425	445,617
4.25%, 11/01/28	2,000	2,243,099
2.95%, 03/01/30	1,000	1,026,139
3.70%, 09/01/49	250	247,118
Cleco Corporate Holdings LLC
3.74%, 05/01/26	500	542,717
3.38%, 09/15/29	500	504,353
CMS Energy Corp.
3.45%, 08/15/27(a)	1,000	1,098,853
4.70%, 03/31/43	200	227,219
Commonwealth Edison Co.
3.10%, 11/01/24(a)	250	266,883
2.55%, 06/15/26	250	264,047
3.70%, 08/15/28	500	556,842
5.90%, 03/15/36	50	66,554
3.70%, 03/01/45	250	265,858
3.65%, 06/15/46	750	799,579
4.00%, 03/01/48	2,000	2,236,225
4.00%, 03/01/49	1,000	1,121,679
3.00%, 03/01/50	500	474,643
3.13%, 03/15/51	400	388,085
Series 122, 2.95%, 08/15/27	1,000	1,067,400
Series 127, 3.20%, 11/15/49	610	597,123
Connecticut Light & Power Co.
2.50%, 01/15/23	150	154,963
Series A, 3.20%, 03/15/27	500	543,181
Consolidated Edison Co. of New York, Inc.
3.30%, 12/01/24	250	271,304
3.80%, 05/15/28	500	549,306
3.95%, 03/01/43	150	162,088
4.45%, 03/15/44	250	288,521
4.50%, 12/01/45	250	288,797
3.85%, 06/15/46	1,000	1,047,342
4.50%, 05/15/58	1,000	1,147,449
3.70%, 11/15/59	200	197,275
Series 12-A, 4.20%, 03/15/42	400	445,131
Series 20B, 3.95%, 04/01/50	1,000	1,084,772
Series A, 4.13%, 05/15/49	500	555,924
Series C, 4.30%, 12/01/56	500	544,526
Series C, 4.00%, 11/15/57	750	783,652
Series C, 3.00%, 12/01/60(a)	1,000	870,516
Series D, 4.00%, 12/01/28	500	559,921
Series E, 4.65%, 12/01/48	500	592,966
Consumers Energy Co.
4.35%, 04/15/49	1,000	1,196,517
3.10%, 08/15/50	215	211,516
3.50%, 08/01/51	1,000	1,052,548
2.50%, 05/01/60	1,055	876,017
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41	1,000	1,300,264
4.60%, 06/15/43(a)	250	297,342
Dominion Energy, Inc.
3.07%, 08/15/24(e)	500	532,488

Security	Par (000)	Value

Electric Utilities (continued)
Dominion Energy, Inc. (continued)
3.90%, 10/01/25	$2,000	$2,199,887
7.00%, 06/15/38	250	355,681
4.70%, 12/01/44(a)	1,000	1,176,107
Series A, 1.45%, 04/15/26(c)	200	199,200
Series A, 4.60%, 03/15/49(a)	500	592,969
Series C, 3.38%, 04/01/30	1,500	1,597,079
Series C, 3.30%, 04/15/41(c)	300	295,315
Series C, 4.90%, 08/01/41	50	59,943
DTE Electric Co.
3.65%, 03/15/24(a)	1,000	1,073,616
3.70%, 03/15/45	645	682,093
3.70%, 06/01/46	250	265,397
3.75%, 08/15/47	200	215,466
2.95%, 03/01/50	1,000	948,575
Series A, 1.90%, 04/01/28	500	498,707
Series A, 4.00%, 04/01/43(a)	150	165,931
Series A, 4.05%, 05/15/48	250	283,213
Series B, 3.25%, 04/01/51	400	398,845
DTE Energy Co.
2.25%, 11/01/22	200	205,121
3.80%, 03/15/27	1,000	1,101,361
2.95%, 03/01/30	1,000	1,017,215
Series C, 2.53%, 10/01/24	1,000	1,047,871
Series C, 3.40%, 06/15/29(a)	725	769,219
Series F, 1.05%, 06/01/25	895	883,330
Series H, 0.55%, 11/01/22	3,000	3,000,480
Duke Energy Carolinas LLC
3.05%, 03/15/23(a)	200	210,313
2.45%, 08/15/29	500	505,906
2.45%, 02/01/30	400	402,619
2.55%, 04/15/31	300	301,962
6.10%, 06/01/37	500	665,328
6.05%, 04/15/38	100	135,453
5.30%, 02/15/40	250	321,217
4.25%, 12/15/41	2,000	2,282,028
4.00%, 09/30/42	500	551,755
3.70%, 12/01/47	500	531,135
3.95%, 03/15/48	1,000	1,096,954
3.20%, 08/15/49	930	912,014
3.45%, 04/15/51	300	306,412
Duke Energy Corp.
2.40%, 08/15/22	1,000	1,023,253
3.95%, 10/15/23	250	268,830
3.75%, 04/15/24	500	539,237
0.90%, 09/15/25	1,415	1,384,307
2.65%, 09/01/26	500	523,167
3.15%, 08/15/27	500	532,629
2.45%, 06/01/30	1,695	1,672,561
4.80%, 12/15/45	250	287,357
3.75%, 09/01/46	1,500	1,508,514
3.95%, 08/15/47	500	515,833
4.20%, 06/15/49	500	530,018
Duke Energy Florida LLC
2.50%, 12/01/29	345	351,826
1.75%, 06/15/30	470	444,518
3.40%, 10/01/46	250	254,342
Duke Energy Indiana LLC
3.75%, 05/15/46	500	522,682
2.75%, 04/01/50	1,000	896,774
Series UUU, 4.20%, 03/15/42	400	440,607

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Indiana LLC (continued)
Series WWW, 4.90%, 07/15/43	$250	$300,924
Series YYY, 3.25%, 10/01/49	500	493,434
Duke Energy Ohio, Inc. 2.13%, 06/01/30	610	593,398
3.70%, 06/15/46	250	260,871
Duke Energy Progress LLC 3.38%, 09/01/23	250	266,028
3.70%, 09/01/28	365	404,252
3.45%, 03/15/29	500	543,498
4.10%, 05/15/42	150	168,411
4.10%, 03/15/43	250	279,307
4.38%, 03/30/44	100	115,818
4.15%, 12/01/44	500	565,531
4.20%, 08/15/45	250	282,663
3.70%, 10/15/46	500	526,221
3.60%, 09/15/47	1,000	1,042,977
2.50%, 08/15/50	500	426,091
Edison International 3.13%, 11/15/22	95	98,180
3.55%, 11/15/24	175	188,036
5.75%, 06/15/27(a)	2,050	2,391,431
4.13%, 03/15/28	1,000	1,073,043
Entergy Arkansas LLC 3.50%, 04/01/26	65	70,999
2.65%, 06/15/51	300	263,615
3.35%, 06/15/52	500	501,565
Entergy Corp. 4.00%, 07/15/22	200	207,717
0.90%, 09/15/25	665	649,381
2.95%, 09/01/26	1,000	1,066,055
1.90%, 06/15/28	400	390,663
2.80%, 06/15/30	310	312,155
2.40%, 06/15/31	600	579,702
3.75%, 06/15/50	135	135,489
Entergy Louisiana LLC 4.05%, 09/01/23	250	268,757
5.40%, 11/01/24(a)	3,000	3,470,012
1.60%, 12/15/30	325	302,713
4.00%, 03/15/33	250	284,739
4.20%, 09/01/48	250	281,528
4.20%, 04/01/50	1,000	1,128,575
2.90%, 03/15/51(a)	1,500	1,376,670
Entergy Mississippi LLC 2.85%, 06/01/28	500	519,899
3.85%, 06/01/49	500	524,794
Entergy Texas, Inc., 3.55%, 09/30/49	200	198,688
Evergy Kansas Central, Inc. 2.55%, 07/01/26	350	366,727
4.25%, 12/01/45	1,000	1,115,504
3.25%, 09/01/49	500	489,318
3.45%, 04/15/50	500	505,729
Evergy Metro, Inc., 3.65%, 08/15/25	150	164,100
Evergy, Inc. 2.45%, 09/15/24	500	523,497
2.90%, 09/15/29	500	509,569
Eversource Energy 2.55%, 03/15/31	500	500,134
3.45%, 01/15/50	400	397,362
Series H, 3.15%, 01/15/25	125	133,255

Security	Par (000)	Value

Electric Utilities (continued)
Eversource Energy (continued)
Series M, 3.30%, 01/15/28	$2,000	$2,136,524
Series Q, 0.80%, 08/15/25	800	779,810
Series R, 1.65%, 08/15/30	800	741,949
Exelon Corp. 3.50%, 06/01/22	500	515,714
3.95%, 06/15/25	750	819,567
3.40%, 04/15/26(a)	750	811,389
4.05%, 04/15/30	1,000	1,114,279
5.10%, 06/15/45	250	309,942
4.45%, 04/15/46	1,250	1,432,923
4.70%, 04/15/50	500	598,903
Exelon Generation Co. LLC 4.25%, 06/15/22	500	516,945
6.25%, 10/01/39	150	174,108
5.75%, 10/01/41	500	554,580
5.60%, 06/15/42	50	54,948
Florida Power & Light Co. 2.75%, 06/01/23	250	259,445
2.85%, 04/01/25	120	128,079
3.13%, 12/01/25	500	539,551
5.95%, 02/01/38	50	68,130
5.69%, 03/01/40	500	674,170
5.25%, 02/01/41	500	647,412
4.13%, 02/01/42	500	572,788
4.05%, 10/01/44	750	848,074
3.70%, 12/01/47	1,000	1,086,984
3.95%, 03/01/48	500	570,311
4.13%, 06/01/48	500	582,447
3.15%, 10/01/49	885	890,677
341081FU6, 3.99%, 03/01/49	500	575,069
Fortis, Inc./Canada, 3.06%, 10/04/26	1,000	1,064,473
Georgia Power Co. 4.30%, 03/15/42	700	779,853
Series A, 2.20%, 09/15/24	1,000	1,043,273
Series B, 2.65%, 09/15/29	1,000	1,020,277
Series B, 3.70%, 01/30/50(a)	1,000	1,025,400
Indiana Michigan Power Co. 6.05%, 03/15/37	175	230,278
4.25%, 08/15/48	250	285,123
Series K, 4.55%, 03/15/46	150	175,716
Interstate Power & Light Co. 3.25%, 12/01/24	250	269,830
4.10%, 09/26/28	300	337,514
3.70%, 09/15/46	500	513,714
3.50%, 09/30/49	105	103,372
IPALCO Enterprises, Inc., 4.25%, 05/01/30(d)	1,000	1,089,360
ITC Holdings Corp., 3.25%, 06/30/26(a)	1,000	1,078,303
Kentucky Utilities Co., 3.30%, 06/01/50	300	291,914
Louisville Gas & Electric Co. 4.65%, 11/15/43	250	289,248
4.25%, 04/01/49	1,000	1,138,410
MidAmerican Energy Co. 3.65%, 04/15/29	500	554,636
4.80%, 09/15/43	250	305,122
4.40%, 10/15/44	1,000	1,152,810
3.65%, 08/01/48	500	528,745
4.25%, 07/15/49	1,500	1,761,710
3.15%, 04/15/50	250	245,688

18

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	$500	$549,941
National Rural Utilities Cooperative Finance Corp. 2.30%, 09/15/22	1,000	1,024,102
3.40%, 11/15/23	350	372,857
2.85%, 01/27/25	250	264,417
3.40%, 02/07/28	2,000	2,149,628
2.40%, 03/15/30	830	822,691
4.30%, 03/15/49	500	575,080
Nevada Power Co. 5.45%, 05/15/41	50	64,364
Series DD, 2.40%, 05/01/30	400	398,629
Series EE, 3.13%, 08/01/50	400	383,997
NextEra Energy Capital Holdings, Inc. 2.80%, 01/15/23	1,000	1,039,759
3.63%, 06/15/23	1,250	1,322,776
3.15%, 04/01/24	500	532,995
2.75%, 05/01/25	2,000	2,113,488
3.55%, 05/01/27	1,000	1,097,525
2.75%, 11/01/29	245	251,070
2.25%, 06/01/30	2,300	2,250,330
Northern States Power Co. 2.60%, 05/15/23	500	517,717
2.25%, 04/01/31(a)	155	154,808
3.40%, 08/15/42	200	207,215
4.00%, 08/15/45	85	95,484
3.60%, 09/15/47	150	160,278
2.90%, 03/01/50	445	425,082
2.60%, 06/01/51	305	273,120
3.20%, 04/01/52	225	225,568
NSTAR Electric Co., 2.70%, 06/01/26(a)	250	263,177
Oglethorpe Power Corp. 4.55%, 06/01/44(a)	250	262,806
5.05%, 10/01/48(a)	500	588,680
3.75%, 08/01/50(d)	250	242,792
Ohio Power Co. 4.15%, 04/01/48	1,000	1,120,258
Series Q, 1.63%, 01/15/31	435	405,357
Oklahoma Gas and Electric Co., 3.25%, 04/01/30(a)	1,000	1,060,213
Oncor Electric Delivery Co. LLC 7.00%, 09/01/22	100	109,061
0.55%, 10/01/25(d)	580	562,230
3.70%, 11/15/28	355	393,714
5.25%, 09/30/40	250	325,321
5.30%, 06/01/42	75	96,729
3.75%, 04/01/45	250	268,536
3.80%, 09/30/47	1,000	1,076,532
4.10%, 11/15/48	500	566,706
3.80%, 06/01/49	1,000	1,087,210
3.10%, 09/15/49	245	237,850
Pacific Gas and Electric Co. 1.75%, 06/16/22	1,500	1,502,277
4.25%, 08/01/23	1,000	1,066,771
3.15%, 01/01/26	2,000	2,083,211
2.10%, 08/01/27	585	572,759
3.30%, 12/01/27	1,000	1,044,344
3.75%, 07/01/28	2,000	2,118,703
4.55%, 07/01/30	2,000	2,169,201
2.50%, 02/01/31	1,500	1,415,253

Security	Par (000)	Value

Electric Utilities (continued)
Pacific Gas and Electric Co. (continued) 3.25%, 06/01/31	$900	$896,020
4.50%, 07/01/40	2,000	2,029,068
3.30%, 08/01/40	895	810,082
4.20%, 06/01/41	440	437,808
4.75%, 02/15/44	500	511,462
4.00%, 12/01/46	500	463,956
3.95%, 12/01/47	1,000	920,353
4.95%, 07/01/50	2,000	2,055,389
3.50%, 08/01/50	900	780,989
PacifiCorp, 4.13%, 01/15/49	1,000	1,113,618
PacifiCorp. 2.95%, 06/01/23	300	313,519
5.25%, 06/15/35	250	316,398
4.10%, 02/01/42	250	277,425
4.15%, 02/15/50(a)	500	565,007
PECO Energy Co. 3.90%, 03/01/48	1,000	1,106,089
3.00%, 09/15/49	195	186,667
3.05%, 03/15/51	120	117,254
Pennsylvania Electric Co., 6.15%, 10/01/38(a)	250	308,046
Potomac Electric Power Co. 3.60%, 03/15/24	250	268,482
4.15%, 03/15/43	250	282,386
PPL Capital Funding, Inc. 3.50%, 12/01/22	2,000	2,081,823
3.40%, 06/01/23	1,250	1,315,418
4.13%, 04/15/30	300	337,180
5.00%, 03/15/44	1,000	1,191,887
4.00%, 09/15/47(a)	500	537,395
PPL Electric Utilities Corp. 4.75%, 07/15/43	250	300,887
3.00%, 10/01/49	170	161,378
Progress Energy, Inc. 3.15%, 04/01/22	1,000	1,019,889
7.75%, 03/01/31	50	69,928
7.00%, 10/30/31	1,000	1,335,405
Public Service Co. of Colorado 3.70%, 06/15/28	1,000	1,106,139
3.60%, 09/15/42	250	266,300
3.95%, 03/15/43	200	215,180
4.30%, 03/15/44	75	86,483
3.80%, 06/15/47	1,000	1,078,385
4.05%, 09/15/49	1,000	1,142,546
Series 35, 1.90%, 01/15/31	800	770,839
Series 36, 2.70%, 01/15/51	800	723,764
Public Service Co. of New Hampshire, 3.60%, 07/01/49	1,000	1,050,148
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37	250	342,866
Public Service Electric & Gas Co. 2.38%, 05/15/23	250	259,213
3.05%, 11/15/24(a)	250	268,981
3.20%, 05/15/29	500	535,295
2.45%, 01/15/30(a)	400	403,844
3.95%, 05/01/42(a)	50	55,657
3.65%, 09/01/42	50	53,833
3.80%, 03/01/46	1,250	1,382,695
3.85%, 05/01/49	500	553,690
3.15%, 01/01/50	400	398,257

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Public Service Electric & Gas Co. (continued)
Series K, 4.05%, 05/01/45	$150	$166,755
Public Service Enterprise Group, Inc. 2.65%, 11/15/22	3,000	3,101,994
2.88%, 06/15/24	1,000	1,059,432
0.80%, 08/15/25	2,000	1,945,460
Puget Energy, Inc. 5.63%, 07/15/22	500	525,985
3.65%, 05/15/25	250	270,239
Puget Sound Energy, Inc. 5.80%, 03/15/40	500	660,846
4.22%, 06/15/48	500	560,272
3.25%, 09/15/49	750	721,354
San Diego Gas & Electric Co. 4.30%, 04/01/42	100	112,872
4.15%, 05/15/48	1,000	1,127,269
Series NNN, 3.60%, 09/01/23	250	266,591
Series VVV, 1.70%, 10/01/30	500	469,753
Sempra Energy 4.05%, 12/01/23	250	269,044
3.55%, 06/15/24	250	268,617
3.75%, 11/15/25	250	274,342
3.40%, 02/01/28	2,000	2,144,876
4.00%, 02/01/48	1,000	1,053,239
Sierra Pacific Power Co., 2.60%, 05/01/26	1,250	1,318,307
Southern California Edison Co. 2.85%, 08/01/29	2,350	2,385,089
2.25%, 06/01/30	1,000	968,099
5.50%, 03/15/40	50	61,082
4.50%, 09/01/40	1,000	1,118,075
4.65%, 10/01/43(a)	350	396,927
4.00%, 04/01/47	1,000	1,030,113
3.65%, 02/01/50	400	395,693
Series 08-A, 5.95%, 02/01/38(a)	500	637,477
Series B, 4.88%, 03/01/49	500	580,414
Series C, 3.60%, 02/01/45	250	245,569
Series C, 4.13%, 03/01/48	1,000	1,047,829
Series D, 3.40%, 06/01/23	1,000	1,058,526
Series E, 3.70%, 08/01/25	2,000	2,184,292
Southern Co. 2.95%, 07/01/23	500	523,649
3.25%, 07/01/26	500	535,188
4.40%, 07/01/46	750	835,187
Series B, (5 year CMT + 3.73%), 4.00%, 01/15/51(b)	1,000	1,055,250
Southern Power Co. 5.25%, 07/15/43	500	570,679
Series F, 4.95%, 12/15/46	1,000	1,105,866
Southwestern Electric Power Co.
Series L, 3.85%, 02/01/48	500	509,576
Series M, 4.10%, 09/15/28	1,000	1,106,723
Southwestern Public Service Co. 3.70%, 08/15/47	500	517,939
3.75%, 06/15/49	1,000	1,067,257
Series 8, 3.15%, 05/01/50	400	389,433
Tampa Electric Co. 4.10%, 06/15/42	250	274,561
4.45%, 06/15/49	250	290,423
3.63%, 06/15/50	80	82,331

Security	Par (000)	Value

Electric Utilities (continued)
Toledo Edison Co., 6.15%, 05/15/37	$100	$127,264
Tucson Electric Power Co. 1.50%, 08/01/30	865	801,143
4.85%, 12/01/48	250	298,195
Union Electric Co. 2.95%, 06/15/27	1,000	1,073,066
4.00%, 04/01/48	1,000	1,116,196
3.25%, 10/01/49	500	497,149
Virginia Electric & Power Co. 4.00%, 01/15/43	250	277,549
4.45%, 02/15/44	650	762,826
4.60%, 12/01/48	455	558,903
3.30%, 12/01/49	280	278,473
2.45%, 12/15/50	715	610,825
Series A, 3.15%, 01/15/26	555	597,193
Series A, 3.50%, 03/15/27	750	822,192
Series A, 3.80%, 04/01/28	500	552,154
Series A, 2.88%, 07/15/29	115	119,777
Series A, 6.00%, 05/15/37	250	335,323
Series B, 6.00%, 01/15/36	1,000	1,338,110
Series B, 3.80%, 09/15/47	1,500	1,629,973
Series C, 4.00%, 11/15/46	300	334,810
Series D, 4.65%, 08/15/43	500	600,121
WEC Energy Group, Inc. 0.55%, 09/15/23	2,000	1,995,888
3.55%, 06/15/25	308	333,908
Wisconsin Electric Power Co., 4.30%, 10/15/48	750	878,084
Wisconsin Power & Light Co., 3.00%, 07/01/29	1,000	1,057,549
Wisconsin Public Service Corp., 3.30%, 09/01/49	625	632,338
Xcel Energy, Inc. 3.30%, 06/01/25	292	313,273
3.35%, 12/01/26	500	541,659
4.00%, 06/15/28	1,000	1,110,460
2.60%, 12/01/29	200	201,737
4.80%, 09/15/41	250	294,531
3.50%, 12/01/49	200	200,131

		292,454,104

Electrical Equipment — 0.0%
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/23	1,000	1,079,519
Rockwell Automation, Inc., 4.20%, 03/01/49	1,000	1,184,346
Tyco Electronics Group SA, 3.45%, 08/01/24	75	80,805

		2,344,670

Electronic Equipment, Instruments & Components — 0.1%
ABB Finance USA, Inc., 2.88%, 05/08/22	100	102,816
Amphenol Corp., 2.80%, 02/15/30(a)	1,000	1,025,261
Arrow Electronics, Inc., 4.00%, 04/01/25	500	538,161
Corning, Inc. 3.70%, 11/15/23	2,250	2,408,986
4.75%, 03/15/42	50	58,436
5.35%, 11/15/48(a)	750	958,785
3.90%, 11/15/49	250	270,751
4.38%, 11/15/57	750	819,122
5.85%, 11/15/68	600	793,621
5.45%, 11/15/79	250	310,918
Keysight Technologies, Inc., 3.00%, 10/30/29	800	830,574

		8,117,431

20

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	$100	$121,857
Baker Hughes a GE Co. LLC/Baker Hughes Co- Obligor, Inc. 2.77%, 12/15/22	500	518,548
3.34%, 12/15/27	450	481,836
3.14%, 11/07/29	325	340,054
4.08%, 12/15/47	1,500	1,598,982
Halliburton Co. 3.80%, 11/15/25	2,415	2,655,889
2.92%, 03/01/30	1,000	998,028
4.85%, 11/15/35	1,000	1,123,808
4.50%, 11/15/41	50	52,640
4.75%, 08/01/43	1,250	1,329,091
5.00%, 11/15/45	1,175	1,309,953
NOV, Inc. 3.60%, 12/01/29	1,000	1,005,694
3.95%, 12/01/42	150	136,170

		11,672,550

Environmental, Maintenance, & Security Service — 0.1%
Republic Services, Inc. 4.75%, 05/15/23	211	227,835
2.50%, 08/15/24	205	215,659
3.20%, 03/15/25	250	267,938
2.90%, 07/01/26(a)	85	90,647
3.95%, 05/15/28	1,750	1,953,013
1.45%, 02/15/31	880	804,508
1.75%, 02/15/32	1,000	927,586
3.05%, 03/01/50	1,000	950,845
Waste Management, Inc. 2.90%, 09/15/22	200	206,113
2.40%, 05/15/23	500	518,407
3.13%, 03/01/25	1,000	1,073,452
0.75%, 11/15/25	1,000	978,634
3.15%, 11/15/27	1,000	1,082,180
1.50%, 03/15/31	1,000	924,488
3.90%, 03/01/35(a)	315	357,358
4.10%, 03/01/45	500	564,491
4.15%, 07/15/49	1,000	1,144,399
3.05%, 04/01/50	1,000	941,739

		13,229,292

Equity Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc. 4.30%, 01/15/26(a)	750	837,390
3.95%, 01/15/27	500	557,323
3.38%, 08/15/31	820	864,671
2.00%, 05/18/32	290	269,402
1.88%, 02/01/33(a)	585	531,883
4.85%, 04/15/49	250	299,243
4.00%, 02/01/50	1,000	1,066,878
3.00%, 05/18/51	775	705,576
American Campus Communities Operating Partnership LP 3.30%, 07/15/26	1,000	1,074,513
2.85%, 02/01/30	500	500,432
3.88%, 01/30/31	195	209,697
American Tower Corp. 3.50%, 01/31/23	150	157,834
3.00%, 06/15/23	1,000	1,052,276
0.60%, 01/15/24	605	604,003

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
American Tower Corp. (continued) 5.00%, 02/15/24	$3,000	$3,347,440
3.38%, 05/15/24	2,000	2,144,234
2.95%, 01/15/25	500	531,672
2.40%, 03/15/25	585	610,310
4.40%, 02/15/26	30	33,798
1.60%, 04/15/26	510	511,163
3.38%, 10/15/26	500	540,723
2.75%, 01/15/27	435	454,071
1.50%, 01/31/28	1,500	1,430,554
3.95%, 03/15/29	500	550,431
3.80%, 08/15/29	500	544,378
2.90%, 01/15/30	540	548,938
2.10%, 06/15/30	2,000	1,903,186
1.88%, 10/15/30	965	902,773
2.70%, 04/15/31	600	600,678
3.70%, 10/15/49	425	429,580
3.10%, 06/15/50	110	101,120
2.95%, 01/15/51	900	795,659
AvalonBay Communities, Inc. 2.95%, 09/15/22	100	102,934
3.45%, 06/01/25	100	108,805
3.20%, 01/15/28(a)	2,000	2,120,943
3.30%, 06/01/29(a)	255	270,595
2.45%, 01/15/31	835	832,072
3.90%, 10/15/46	250	271,126
Boston Properties LP 3.85%, 02/01/23	1,000	1,050,733
3.13%, 09/01/23	250	263,183
3.20%, 01/15/25	1,000	1,069,265
3.65%, 02/01/26	190	207,392
4.50%, 12/01/28(a)	1,000	1,132,560
2.90%, 03/15/30	480	484,294
3.25%, 01/30/31	2,000	2,070,489
2.55%, 04/01/32	745	714,215
Brandywine Operating Partnership LP, 4.55%, 10/01/29(a)	500	529,794
Brixmor Operating Partnership LP 3.65%, 06/15/24	750	806,998
4.13%, 06/15/26	250	276,034
4.13%, 05/15/29	1,250	1,349,443
Camden Property Trust, 2.80%, 05/15/30	1,500	1,538,728
Corporate Office Properties LP, 2.75%, 04/15/31	1,000	966,978
Crown Castle International Corp. 3.15%, 07/15/23	1,000	1,059,129
3.70%, 06/15/26	280	306,301
1.05%, 07/15/26	2,000	1,936,454
4.00%, 03/01/27	1,000	1,107,359
3.80%, 02/15/28	2,000	2,178,766
3.30%, 07/01/30	1,000	1,046,746
2.25%, 01/15/31	1,000	961,147
2.10%, 04/01/31	1,740	1,642,865
2.90%, 04/01/41	2,000	1,839,997
4.00%, 11/15/49	585	607,723
3.25%, 01/15/51(a)	1,000	920,473
CubeSmart LP 3.00%, 02/15/30	1,500	1,523,435
2.00%, 02/15/31(a)	500	467,954
CyrusOne LP/CyrusOne Finance Corp. 2.90%, 11/15/24	1,000	1,056,520

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CyrusOne LP/CyrusOne Finance Corp. (continued)
2.15%, 11/01/30	$275	$254,127
Digital Realty Trust LP 4.75%, 10/01/25	500	568,370
3.70%, 08/15/27	1,000	1,102,397
3.60%, 07/01/29	750	805,890
Duke Realty LP 3.25%, 06/30/26	500	540,470
2.88%, 11/15/29	540	554,164
1.75%, 07/01/30	325	302,562
1.75%, 02/01/31	255	236,862
3.05%, 03/01/50(a)	500	457,585
Equinix, Inc. 2.63%, 11/18/24	835	879,814
1.25%, 07/15/25	475	471,022
1.00%, 09/15/25	1,000	981,939
2.90%, 11/18/26	135	142,380
5.38%, 05/15/27	1,100	1,182,972
1.55%, 03/15/28	835	797,895
3.20%, 11/18/29	455	473,038
2.15%, 07/15/30	500	475,371
3.00%, 07/15/50	135	118,978
2.95%, 09/15/51	400	352,145
ERP Operating LP 3.00%, 04/15/23	500	522,279
3.25%, 08/01/27	500	540,405
3.50%, 03/01/28	1,000	1,080,400
3.00%, 07/01/29(a)	735	764,889
2.50%, 02/15/30(a)	405	406,416
4.50%, 07/01/44	150	176,673
4.50%, 06/01/45	500	582,086
Essex Portfolio LP 3.88%, 05/01/24	100	108,067
4.00%, 03/01/29	1,000	1,106,664
3.00%, 01/15/30	200	204,906
1.65%, 01/15/31(a)	90	81,670
2.65%, 03/15/32	95	93,473
2.65%, 09/01/50	400	332,919
Federal Realty Investment Trust 3.25%, 07/15/27(a)	500	530,959
3.50%, 06/01/30	800	838,223
GLP Capital LP/GLP Financing II, Inc. 3.35%, 09/01/24	215	227,190
4.00%, 01/15/30	980	1,019,445
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30	1,000	1,031,958
Healthpeak Properties, Inc. 3.40%, 02/01/25	500	537,272
4.00%, 06/01/25	500	552,675
3.50%, 07/15/29	1,500	1,607,911
3.00%, 01/15/30(a)	530	546,712
2.88%, 01/15/31	90	90,731
Highwoods Realty LP 4.13%, 03/15/28	250	270,500
3.05%, 02/15/30	500	504,899
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25	190	201,828
Series H, 3.38%, 12/15/29(a)	1,000	992,270
Hudson Pacific Properties LP, 4.65%, 04/01/29(a)	1,000	1,119,987

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Kilroy Realty LP 3.05%, 02/15/30	$1,000	$1,007,142
2.50%, 11/15/32	375	352,175
Kimco Realty Corp. 3.30%, 02/01/25	350	375,005
2.80%, 10/01/26	500	528,152
4.45%, 09/01/47	350	389,071
3.70%, 10/01/49(a)	500	501,303
Life Storage LP 4.00%, 06/15/29	1,000	1,083,282
2.20%, 10/15/30	130	122,799
Mid-America Apartments LP 4.30%, 10/15/23	200	216,124
3.60%, 06/01/27	500	544,031
3.95%, 03/15/29	500	551,755
2.75%, 03/15/30	250	252,393
1.70%, 02/15/31	195	179,143
National Retail Properties, Inc. 4.30%, 10/15/28	1,000	1,114,533
3.10%, 04/15/50	1,000	902,437
Omega Healthcare Investors, Inc. 4.38%, 08/01/23	1,206	1,295,336
4.50%, 04/01/27	250	272,499
4.75%, 01/15/28	500	549,178
3.63%, 10/01/29	600	612,651
3.25%, 04/15/33	400	383,198
Piedmont Operating Partnership LP, 3.15%, 08/15/30(a)	500	486,713
Realty Income Corp. 4.65%, 08/01/23	250	271,092
0.75%, 03/15/26	575	554,079
4.13%, 10/15/26	1,000	1,131,099
3.00%, 01/15/27	1,000	1,061,664
3.25%, 06/15/29	975	1,032,074
3.25%, 01/15/31	670	707,236
1.80%, 03/15/33	285	261,714
Regency Centers LP 2.95%, 09/15/29	1,000	1,017,165
3.70%, 06/15/30	500	534,582
4.40%, 02/01/47	500	535,258
Sabra Health Care LP, 3.90%, 10/15/29	1,000	1,020,399
Simon Property Group LP 2.63%, 06/15/22	250	255,138
2.00%, 09/13/24	1,040	1,076,366
3.38%, 10/01/24	500	537,624
3.30%, 01/15/26	1,500	1,606,132
3.38%, 06/15/27	750	810,192
2.45%, 09/13/29	500	494,974
2.65%, 07/15/30	1,000	1,002,371
4.75%, 03/15/42	100	115,493
4.25%, 10/01/44	250	269,293
4.25%, 11/30/46(a)	500	538,390
3.25%, 09/13/49	655	612,799
3.80%, 07/15/50	1,000	1,009,367
SITE Centers Corp., 4.25%, 02/01/26	250	266,708
Spirit Realty LP 4.00%, 07/15/29	425	460,343
3.40%, 01/15/30	500	518,548
UDR, Inc. 4.40%, 01/26/29	1,000	1,129,575

22

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
UDR, Inc. (continued) 3.20%, 01/15/30	$500	$526,300
3.00%, 08/15/31	500	508,336
1.90%, 03/15/33	250	225,400
Ventas Realty LP 3.50%, 04/15/24	1,000	1,077,741
2.65%, 01/15/25	650	678,972
4.13%, 01/15/26	1,250	1,400,755
3.25%, 10/15/26	500	539,117
4.00%, 03/01/28(a)	1,500	1,656,890
3.00%, 01/15/30	1,000	1,019,738
4.75%, 11/15/30(a)	1,000	1,152,783
VEREIT Operating Partnership LP 3.95%, 08/15/27	500	548,666
3.40%, 01/15/28	500	527,235
3.10%, 12/15/29	500	510,747
2.85%, 12/15/32	1,000	968,452
Welltower, Inc. 3.63%, 03/15/24	500	539,388
4.00%, 06/01/25	1,250	1,374,105
4.25%, 04/01/26	350	393,199
4.13%, 03/15/29	1,000	1,105,130
3.10%, 01/15/30(a)	1,000	1,027,794
2.75%, 01/15/31(a)	2,000	1,989,212
2.80%, 06/01/31	945	939,263
Weyerhaeuser Co. 4.00%, 11/15/29	1,000	1,112,294
4.00%, 04/15/30	1,000	1,105,387
7.38%, 03/15/32	350	491,543

		136,271,709

Food & Staples Retailing — 0.5%
Campbell Soup Co. 3.65%, 03/15/23	1,000	1,058,909
3.30%, 03/19/25(a)	500	537,588
4.80%, 03/15/48	750	885,696
3.13%, 04/24/50	1,000	931,004
Conagra Brands, Inc. 3.20%, 01/25/23	471	489,015
4.30%, 05/01/24	1,000	1,102,705
4.60%, 11/01/25	1,000	1,135,188
1.38%, 11/01/27	1,000	963,295
5.30%, 11/01/38	1,000	1,233,670
5.40%, 11/01/48	500	639,686
Costco Wholesale Corp. 3.00%, 05/18/27	1,500	1,631,726
1.60%, 04/20/30	1,500	1,436,572
1.75%, 04/20/32	500	475,266
Dollar General Corp., 4.13%, 04/03/50	1,000	1,107,701
Dollar Tree, Inc. 3.70%, 05/15/23	2,500	2,653,996
4.20%, 05/15/28	1,000	1,121,375
General Mills, Inc. 2.60%, 10/12/22	250	258,010
3.65%, 02/15/24	500	540,371
3.20%, 02/10/27	250	270,539
4.20%, 04/17/28	1,000	1,129,430
2.88%, 04/15/30(a)	1,000	1,032,358
3.00%, 02/01/51(d)	1,051	982,627
Ingredion, Inc., 3.90%, 06/01/50	500	528,061

Security	Par (000)	Value

Food & Staples Retailing (continued)
Kellogg Co. 2.65%, 12/01/23	$1,000	$1,050,508
3.25%, 04/01/26(a)	65	70,072
4.30%, 05/15/28(a)	1,000	1,133,667
2.10%, 06/01/30(a)	2,000	1,943,245
4.50%, 04/01/46(a)	350	408,108
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(a)	73	95,828
Kroger Co. 3.40%, 04/15/22	100	102,372
3.50%, 02/01/26	495	540,001
2.65%, 10/15/26	1,000	1,054,784
3.70%, 08/01/27(a)	500	556,435
4.50%, 01/15/29(a)	1,000	1,159,118
2.20%, 05/01/30	1,500	1,468,886
1.70%, 01/15/31(a)	1,065	994,595
5.15%, 08/01/43	125	152,814
3.88%, 10/15/46	500	522,270
4.45%, 02/01/47	1,000	1,127,421
4.65%, 01/15/48	500	580,544
5.40%, 01/15/49	500	639,482
3.95%, 01/15/50	300	324,167
McCormick & Co., Inc. 0.90%, 02/15/26	375	365,539
2.50%, 04/15/30	2,000	2,000,228
1.85%, 02/15/31	135	126,920
Sysco Corp. 3.55%, 03/15/25	1,000	1,081,318
3.75%, 10/01/25	100	108,907
3.30%, 07/15/26	630	678,361
3.25%, 07/15/27	1,000	1,076,756
5.95%, 04/01/30	1,000	1,249,578
6.60%, 04/01/40	1,000	1,395,031
4.85%, 10/01/45	150	177,694
4.50%, 04/01/46	250	280,934
4.45%, 03/15/48	500	564,691
6.60%, 04/01/50	600	866,622
Target Corp. 3.50%, 07/01/24	1,000	1,092,178
2.25%, 04/15/25	1,420	1,487,754
2.50%, 04/15/26	250	265,204
3.38%, 04/15/29	1,000	1,093,127
2.35%, 02/15/30	980	993,565
2.65%, 09/15/30(a)	1,160	1,201,350
3.63%, 04/15/46	850	928,753
3.90%, 11/15/47	500	571,116
Walgreen Co., 3.10%, 09/15/22	200	207,303
Walgreens Boots Alliance, Inc. 3.80%, 11/18/24	1,000	1,089,872
3.45%, 06/01/26	1,305	1,404,352
4.50%, 11/18/34	155	172,451
4.80%, 11/18/44	1,150	1,273,341
4.65%, 06/01/46	1,000	1,068,793
Walmart, Inc. 2.35%, 12/15/22	1,250	1,293,553
3.40%, 06/26/23	4,000	4,266,471
3.30%, 04/22/24	1,750	1,883,778
2.85%, 07/08/24	2,500	2,682,765
2.65%, 12/15/24	250	267,583
3.70%, 06/26/28	1,000	1,124,688
3.25%, 07/08/29	250	273,495

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food & Staples Retailing (continued)
Walmart, Inc. (continued) 2.38%, 09/24/29(a)	$275	$281,391
3.95%, 06/28/38	1,000	1,155,968
4.88%, 07/08/40(a)	2,000	2,527,942
4.00%, 04/11/43	450	518,530
4.30%, 04/22/44	750	906,713
3.63%, 12/15/47	1,000	1,099,527
4.05%, 06/29/48	1,900	2,249,845
2.95%, 09/24/49(a)	1,495	1,471,992

		80,895,084

Food Products — 0.1%
Archer-Daniels-Midland Co. 2.50%, 08/11/26	1,750	1,844,460
4.54%, 03/26/42	37	45,174
4.02%, 04/16/43	125	142,222
3.75%, 09/15/47(a)	1,000	1,106,502
4.50%, 03/15/49(a)	1,000	1,267,733
Bunge Ltd. Finance Corp., 3.75%, 09/25/27	1,000	1,096,905
Flowers Foods, Inc., 2.40%, 03/15/31	60	58,528
Hershey Co. 2.05%, 11/15/24	500	523,116
2.45%, 11/15/29	500	512,056
3.13%, 11/15/49	500	495,157
2.65%, 06/01/50	1,000	901,901
JM Smucker Co. 3.50%, 03/15/25	1,250	1,357,093
4.25%, 03/15/35	250	279,268
4.38%, 03/15/45	500	560,507
3.55%, 03/15/50(a)	1,000	1,011,422
Mondelez International, Inc. 1.50%, 05/04/25	350	353,813
2.75%, 04/13/30	2,000	2,041,874
1.50%, 02/04/31(a)	580	530,444
1.88%, 10/15/32	500	465,900
2.63%, 09/04/50	715	615,515
Tyson Foods, Inc. 4.50%, 06/15/22	150	155,757
3.95%, 08/15/24	2,000	2,183,768
3.55%, 06/02/27	1,000	1,091,841
4.88%, 08/15/34	70	83,643
5.15%, 08/15/44	250	307,065
4.55%, 06/02/47	250	294,064
5.10%, 09/28/48	1,500	1,899,318

		21,225,046

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories 3.88%, 09/15/25	45	49,911
3.75%, 11/30/26	1,417	1,590,527
1.15%, 01/30/28	530	509,327
1.40%, 06/30/30(a)	445	415,710
4.75%, 11/30/36	2,250	2,784,209
5.30%, 05/27/40	500	661,790
4.75%, 04/15/43(a)	250	318,799
4.90%, 11/30/46	2,000	2,604,753
Baxter International, Inc. 2.60%, 08/15/26	730	775,368
3.95%, 04/01/30(a)(d)	500	562,664
3.50%, 08/15/46(a)	500	520,644

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Becton Dickinson and Co. 2.89%, 06/06/22	$442	$453,455
3.36%, 06/06/24	1,000	1,074,223
3.73%, 12/15/24	1,250	1,365,406
3.70%, 06/06/27	1,630	1,797,921
2.82%, 05/20/30	470	481,825
1.96%, 02/11/31	1,075	1,019,821
6.00%, 05/15/39	250	311,162
4.69%, 12/15/44	696	829,305
4.67%, 06/06/47	500	596,854
3.79%, 05/20/50	455	483,413
Boston Scientific Corp. 3.45%, 03/01/24	2,000	2,147,001
3.85%, 05/15/25	382	422,092
4.00%, 03/01/29	250	278,087
4.55%, 03/01/39	1,000	1,176,505
4.70%, 03/01/49	800	966,950
Danaher Corp. 3.35%, 09/15/25	300	327,352
4.38%, 09/15/45	300	349,483
2.60%, 10/01/50	500	442,378
DH Europe Finance II Sarl 2.05%, 11/15/22	300	307,604
2.20%, 11/15/24	1,000	1,042,223
2.60%, 11/15/29	445	454,856
3.25%, 11/15/39	400	407,860
3.40%, 11/15/49	675	683,428
Koninklijke Philips NV, 5.00%, 03/15/42	250	320,435
Medtronic Global Holdings SCA, 3.35%, 04/01/27	250	274,398
Medtronic, Inc. 3.50%, 03/15/25	1,809	1,984,135
4.38%, 03/15/35	350	420,865
4.63%, 03/15/45	1,750	2,206,882
MidMichigan Health, Series 2020, 3.41%, 06/01/50	47	47,215
PerkinElmer, Inc., 3.30%, 09/15/29	1,000	1,054,810
Smith & Nephew PLC, 2.03%, 10/14/30	1,400	1,318,387
STERIS Irish FinCo. UnLtd Co.(c) 2.70%, 03/15/31	700	694,752
3.75%, 03/15/51	400	402,940
Stryker Corp. 3.38%, 05/15/24	2,000	2,156,903
3.38%, 11/01/25	580	630,297
3.50%, 03/15/26	500	548,540
4.63%, 03/15/46	1,250	1,522,503
2.90%, 06/15/50	500	471,764
Thermo Fisher Scientific, Inc. 4.13%, 03/25/25	1,000	1,110,447
3.65%, 12/15/25	500	549,565
3.20%, 08/15/27	500	541,722
2.60%, 10/01/29	970	994,425
4.50%, 03/25/30	1,000	1,164,233
4.10%, 08/15/47	500	580,272
Zimmer Biomet Holdings, Inc. 3.15%, 04/01/22	1,500	1,532,117
3.55%, 04/01/25	750	812,601

24

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. (continued) 3.55%, 03/20/30	$2,000	$2,138,207
4.45%, 08/15/45	500	553,485

		52,244,806

Health Care Providers & Services — 0.7%
Adventist Health System/West, 3.63%, 03/01/49	197	203,567
Advocate Health & Hospitals Corp. 3.83%, 08/15/28	74	82,256
4.27%, 08/15/48	107	127,672
3.39%, 10/15/49	460	469,415
Series 2020, 3.01%, 06/15/50	265	252,969
Aetna, Inc. 2.75%, 11/15/22	2,250	2,317,760
2.80%, 06/15/23	1,500	1,564,662
3.50%, 11/15/24	320	345,600
6.75%, 12/15/37	300	427,213
4.50%, 05/15/42	250	284,826
4.75%, 03/15/44	1,025	1,199,763
3.88%, 08/15/47	1,050	1,099,142
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51(a)	170	157,306
Allina Health System, Series 2019, 3.89%, 04/15/49	220	247,791
AmerisourceBergen Corp. 3.45%, 12/15/27	750	816,538
2.80%, 05/15/30	400	407,789
2.70%, 03/15/31	500	498,872
4.25%, 03/01/45	250	273,383
4.30%, 12/15/47	500	553,930
Anthem, Inc. 3.13%, 05/15/22	1,200	1,236,114
2.95%, 12/01/22	4,000	4,155,289
3.30%, 01/15/23	100	104,964
3.50%, 08/15/24	250	270,276
2.38%, 01/15/25	160	167,220
1.50%, 03/15/26	990	991,066
3.65%, 12/01/27	1,000	1,103,530
2.25%, 05/15/30	785	772,571
2.55%, 03/15/31	1,700	1,700,280
4.63%, 05/15/42	50	59,036
4.65%, 01/15/43	2,000	2,376,741
5.10%, 01/15/44	900	1,117,882
4.65%, 08/15/44	350	417,664
4.38%, 12/01/47(a)	1,000	1,151,861
4.55%, 03/01/48	750	884,448
3.13%, 05/15/50(a)	845	806,338
3.60%, 03/15/51	990	1,024,755
Ascension Health 3.95%, 11/15/46	1,500	1,719,483
Series B, 2.53%, 11/15/29	150	153,911
Series B, 3.11%, 11/15/39(a)	52	53,211
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 08/15/50	65	65,492
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	285	322,519
Baylor Scott & White Holdings 1.78%, 11/15/30	120	114,199
2.84%, 11/15/50	1,183	1,113,245
Bon Secours Mercy Health, Inc. 3.46%, 06/01/30	200	215,778

Security	Par (000)	Value

Health Care Providers & Services (continued)
Bon Secours Mercy Health, Inc. (continued)
Series 20-2, 3.21%, 06/01/50	$170	$166,019
Cardinal Health, Inc. 2.62%, 06/15/22	1,000	1,023,468
3.50%, 11/15/24	250	270,915
3.75%, 09/15/25	500	547,737
3.41%, 06/15/27(a)	1,000	1,081,105
4.60%, 03/15/43	50	54,983
4.90%, 09/15/45	750	863,824
4.37%, 06/15/47	500	543,172
Children’s Health System of Texas, 2.51%, 08/15/50	71	62,521
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	200	236,691
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	144	132,349
CHRISTUS Health, Series C, 4.34%, 07/01/28	155	175,111
CommonSpirit Health 2.76%, 10/01/24	2,245	2,378,655
1.55%, 10/01/25(a)	184	185,076
3.35%, 10/01/29	132	140,841
2.78%, 10/01/30(a)	308	311,637
3.82%, 10/01/49	251	265,490
4.19%, 10/01/49	400	431,417
3.91%, 10/01/50	597	608,167
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50	1,000	933,366
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	46	46,921
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	100	110,501
Dignity Health, 5.27%, 11/01/64	100	124,443
Duke University Health System, Inc.,
Series 2017, 3.92%, 06/01/47	173	195,037
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41	195	180,860
Series 2020, 2.88%, 09/01/50(a)	793	739,478
Hartford HealthCare Corp., 3.45%, 07/01/54	175	172,786
HCA, Inc. 4.75%, 05/01/23	3,000	3,233,527
5.25%, 04/15/25	1,000	1,141,907
5.25%, 06/15/26	1,000	1,149,358
4.13%, 06/15/29	750	831,139
5.13%, 06/15/39	1,000	1,201,015
5.50%, 06/15/47	1,000	1,243,794
5.25%, 06/15/49	1,250	1,529,586
Humana, Inc. 3.85%, 10/01/24	500	546,030
3.13%, 08/15/29	500	521,536
4.63%, 12/01/42	1,000	1,161,505
4.95%, 10/01/44	250	300,163
4.80%, 03/15/47	200	239,177
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	188	198,483
Johns Hopkins Health System Corp., 3.84%, 05/15/46	175	198,119
Kaiser Foundation Hospitals 3.50%, 04/01/22(a)	100	103,064
3.15%, 05/01/27	500	545,546
4.15%, 05/01/47	1,110	1,308,690
Series 2019, 3.27%, 11/01/49	325	334,690

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Mayo Clinic
Series 2016, 4.13%, 11/15/52(a)	$300	$360,263
Series 2021, 3.20%, 11/15/61(c)	367	366,098
McKesson Corp. 2.85%, 03/15/23	150	155,652
3.80%, 03/15/24	1,500	1,627,206
3.95%, 02/16/28(a)	1,000	1,117,939
4.75%, 05/30/29	1,000	1,173,476
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	99	101,299
Memorial Health Services, 3.45%, 11/01/49	175	181,644
Memorial Sloan-Kettering Cancer Center 5.00%, 07/01/42	200	258,268
4.13%, 07/01/52	200	234,851
Series 2020, 2.96%, 01/01/50	1,214	1,164,720
Mercy Health, Series 2018, 4.30%, 07/01/28	64	73,392
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	219	201,736
Montefiore Obligated Group, 4.29%, 09/01/50(a)	364	371,594
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 07/01/48	66	70,421
Series 2019, 3.74%, 07/01/49(a)	300	310,588
Series 2020, 3.39%, 07/01/50(a)	186	181,561
MultiCare Health System, 2.80%, 08/15/50(a)	47	43,177
New York and Presbyterian Hospital 2.26%, 08/01/40(a)	500	447,454
4.02%, 08/01/45	150	172,206
2.61%, 08/01/60	500	426,540
Series 2019, 3.95%, 08/01/19	207	220,662
Northwell Healthcare, Inc. 3.98%, 11/01/46	200	213,058
4.26%, 11/01/47	70	78,746
3.81%, 11/01/49	162	169,230
Orlando Health Obligated Group 4.09%, 10/01/48	29	33,038
3.33%, 10/01/50	192	195,671
Partners Healthcare System, Inc.
Series 2017, 3.77%, 07/01/48	85	93,290
Series 2020, 3.19%, 07/01/49	500	499,629
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48(a)	79	98,325
Series 2020, 1.38%, 11/15/25	24	23,950
Series 2020, 3.22%, 11/15/50	139	135,721
Providence St. Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29(a)	325	330,652
Series A, 3.93%, 10/01/48	77	85,014
RWJ Barnabas Health, Inc., 3.95%, 07/01/46	230	248,843
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50	175	160,194
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	91	82,113
Spectrum Health System Obligated Group,
Series 19A, 3.49%, 07/15/49	85	87,446
Stanford Health Care, Series 2018, 3.80%, 11/15/48	64	71,656
Sutter Health
Series 2018, 3.70%, 08/15/28	86	94,216
Series 2018, 4.09%, 08/15/48	107	118,348
Series 20A, 2.29%, 08/15/30	260	255,404
Series 20A, 3.36%, 08/15/50	335	331,504
Series 20-A, 1.32%, 08/15/25	134	133,617

Security	Par (000)	Value

Health Care Providers & Services (continued)
Sutter Health (continued)
Series 20-A, 3.16%, 08/15/40	$177	$176,330
Texas Health Resources, 2.33%, 11/15/50	165	135,042
Toledo Hospital 6.02%, 11/15/48	125	151,012
Series B, 5.33%, 11/15/28	125	144,144
Trinity Health Corp.
Series 2019, 3.43%, 12/01/48(a)	137	143,441
Series 2021, 2.63%, 12/01/40	112	106,539
UnitedHealth Group, Inc. 3.35%, 07/15/22	750	778,684
2.88%, 03/15/23(a)	250	261,752
3.50%, 06/15/23	2,000	2,133,885
2.38%, 08/15/24	2,425	2,553,655
3.75%, 07/15/25	1,000	1,107,499
1.25%, 01/15/26(a)	210	209,891
3.10%, 03/15/26(a)	500	543,023
3.45%, 01/15/27	500	553,636
3.38%, 04/15/27	1,000	1,097,357
3.85%, 06/15/28	1,000	1,122,614
2.88%, 08/15/29	1,890	2,000,121
2.00%, 05/15/30(a)	315	309,970
4.63%, 07/15/35	555	677,598
6.88%, 02/15/38	100	150,643
3.50%, 08/15/39	645	694,308
2.75%, 05/15/40	300	294,971
5.95%, 02/15/41	100	142,076
3.95%, 10/15/42	150	172,226
4.25%, 03/15/43	500	589,756
4.75%, 07/15/45	1,500	1,890,215
4.20%, 01/15/47	750	880,728
4.25%, 04/15/47	1,000	1,175,809
3.75%, 10/15/47	500	546,473
4.25%, 06/15/48	1,400	1,669,004
4.45%, 12/15/48	1,000	1,226,185
3.70%, 08/15/49	1,500	1,629,910
2.90%, 05/15/50	1,290	1,235,323
3.88%, 08/15/59	1,000	1,116,723
3.13%, 05/15/60(a)	600	589,013
Universal Health Services, Inc., 2.65%, 10/15/30(d)	50	48,276
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(a)	60	57,189
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	108	130,302
Yale-New Haven Health Services Corp.,
Series 2020, 2.50%, 07/01/50	121	105,927

		102,549,888

Health Care Technology — 0.0%
Banner Health 2.91%, 01/01/51	309	284,541
Series 2020, 3.18%, 01/01/50	181	181,629
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	225	214,920
Laboratory Corp. of America Holdings 3.75%, 08/23/22	100	103,602
4.00%, 11/01/23	100	107,454
3.25%, 09/01/24	1,000	1,071,831
2.30%, 12/01/24	1,000	1,042,991
3.60%, 02/01/25	75	81,171

26

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Technology (continued)
Laboratory Corp. of America Holdings (continued) 3.60%, 09/01/27	$500	$547,473
4.70%, 02/01/45	450	510,867
Quest Diagnostics, Inc. 4.25%, 04/01/24(a)	250	274,105
3.50%, 03/30/25	370	401,080
4.20%, 06/30/29	250	285,477
2.95%, 06/30/30	425	439,332
2.80%, 06/30/31	400	406,570
4.70%, 03/30/45	250	290,890

		6,243,933

Hotels, Restaurants & Leisure — 0.3%
Choice Hotels International, Inc., 3.70%, 12/01/29	200	209,592
GLP Capital LP/GLP Financing II, Inc., 5.25%, 06/01/25	400	448,432
Hyatt Hotels Corp. 3.38%, 07/15/23	190	198,647
4.38%, 09/15/28	305	326,942
5.75%, 04/23/30	500	584,346
Las Vegas Sands Corp. 3.20%, 08/08/24	2,745	2,862,003
3.50%, 08/18/26	270	281,525
3.90%, 08/08/29	185	190,107
Marriott International, Inc. 4.00%, 04/15/28	1,000	1,064,844
Series EE, 5.75%, 05/01/25	1,100	1,262,242
Series FF, 4.63%, 06/15/30	1,000	1,118,696
Series R, 3.13%, 06/15/26	1,000	1,049,312
McDonald’s Corp. 3.35%, 04/01/23	250	263,371
3.25%, 06/10/24(a)	400	430,994
3.38%, 05/26/25(a)	500	542,674
3.30%, 07/01/25	115	124,494
3.70%, 01/30/26	1,000	1,102,112
3.50%, 03/01/27	1,000	1,096,306
3.50%, 07/01/27	1,400	1,539,601
3.80%, 04/01/28	1,000	1,106,910
3.60%, 07/01/30	1,525	1,663,406
4.70%, 12/09/35	315	372,456
6.30%, 03/01/38	1,000	1,390,647
3.70%, 02/15/42	100	104,389
4.60%, 05/26/45	1,000	1,169,178
4.88%, 12/09/45	1,000	1,210,540
4.45%, 03/01/47	500	581,108
4.45%, 09/01/48	500	583,073
3.63%, 09/01/49	1,875	1,957,248
4.20%, 04/01/50	1,390	1,578,693
Sands China Ltd. 4.60%, 08/08/23	500	534,396
5.13%, 08/08/25	500	557,370
5.40%, 08/08/28	1,750	1,994,895
Starbucks Corp. 1.30%, 05/07/22	180	181,845
2.70%, 06/15/22	500	511,778
3.10%, 03/01/23	2,000	2,097,536
3.85%, 10/01/23	250	268,631
3.80%, 08/15/25	1,000	1,102,258
4.00%, 11/15/28	500	559,847
3.55%, 08/15/29	1,250	1,366,533

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Starbucks Corp. (continued) 2.25%, 03/12/30	$1,000	$983,603
2.55%, 11/15/30	800	801,586
3.75%, 12/01/47	1,000	1,023,048
3.35%, 03/12/50	1,000	978,390
3.50%, 11/15/50	800	800,888

		40,176,492

Household Durables — 0.1%
D.R. Horton, Inc., 1.40%, 10/15/27(a)	1,000	972,588
DR Horton, Inc., 2.50%, 10/15/24	425	446,309
Leggett & Platt, Inc. 3.80%, 11/15/24	200	215,863
4.40%, 03/15/29	1,000	1,117,465
Lennar Corp. 4.75%, 11/15/22	1,000	1,048,750
4.75%, 05/30/25	2,000	2,227,500
4.75%, 11/29/27(a)	2,000	2,296,240
Mohawk Industries, Inc. 3.85%, 02/01/23(a)	125	131,433
3.63%, 05/15/30	300	321,753
PulteGroup, Inc., 7.88%, 06/15/32	1,000	1,406,930
Whirlpool Corp. 5.15%, 03/01/43(a)	200	236,787
4.50%, 06/01/46	250	272,929
4.60%, 05/15/50	600	689,808

		11,384,355

Insurance — 0.8%
Aflac, Inc. 3.63%, 06/15/23	250	267,628
3.63%, 11/15/24	250	275,210
2.88%, 10/15/26	750	805,361
4.75%, 01/15/49	500	619,705
Alleghany Corp. 4.95%, 06/27/22	550	579,031
3.63%, 05/15/30	700	754,776
Allstate Corp. 3.15%, 06/15/23	250	264,714
3.28%, 12/15/26(a)	750	824,531
1.45%, 12/15/30(a)	2,000	1,831,595
4.50%, 06/15/43	150	177,202
4.20%, 12/15/46	1,000	1,151,727
Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53(a)(b)	1,250	1,321,875
American Financial Group, Inc., 4.50%, 06/15/47	750	837,250
American International Group, Inc. 4.88%, 06/01/22	250	262,534
4.13%, 02/15/24	250	273,596
2.50%, 06/30/25	1,000	1,049,220
3.75%, 07/10/25	750	818,928
3.90%, 04/01/26	500	552,140
4.25%, 03/15/29(a)	1,000	1,125,559
3.40%, 06/30/30	1,500	1,594,438
3.88%, 01/15/35	500	543,693
4.70%, 07/10/35	500	587,430
4.50%, 07/16/44	750	849,162
4.80%, 07/10/45	1,750	2,068,221
4.75%, 04/01/48	1,000	1,190,912
4.38%, 06/30/50	1,000	1,141,497
4.38%, 01/15/55	500	557,966

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Aon Corp.
2.20%, 11/15/22	$335	$343,950
4.50%, 12/15/28	1,000	1,145,056
3.75%, 05/02/29	1,000	1,100,303
2.80%, 05/15/30	1,800	1,839,402
Aon PLC
3.50%, 06/14/24	1,000	1,074,399
3.88%, 12/15/25	600	663,004
4.60%, 06/14/44	250	297,397
4.75%, 05/15/45	500	606,784
Arch Capital Finance LLC, 4.01%, 12/15/26	1,000	1,126,802
Arch Capital Group Ltd., 3.64%, 06/30/50	1,000	1,001,013
Arch Capital Group US, Inc., 5.14%, 11/01/43	125	153,444
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/24(a)	110	123,974
Athene Holding Ltd., 6.15%, 04/03/30	1,000	1,219,006
AXA SA, 8.60%, 12/15/30	550	840,625
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	750	773,562
1.85%, 03/12/30(a)	500	487,820
1.45%, 10/15/30(a)	900	839,946
4.40%, 05/15/42	100	118,825
4.30%, 05/15/43	250	294,811
4.20%, 08/15/48	2,000	2,307,703
4.25%, 01/15/49	1,000	1,157,678
2.85%, 10/15/50	1,000	921,692
2.50%, 01/15/51	760	652,725
Berkshire Hathaway, Inc.
3.00%, 02/11/23	1,000	1,048,181
2.75%, 03/15/23	1,500	1,567,266
3.13%, 03/15/26	1,400	1,524,138
4.50%, 02/11/43	1,100	1,318,771
Brighthouse Financial, Inc.
3.70%, 06/22/27(a)	1,401	1,482,165
5.63%, 05/15/30	1,000	1,171,707
Brown & Brown, Inc., 2.38%, 03/15/31(a)	1,000	961,419
Chubb Corp.
6.00%, 05/11/37	50	69,212
Series 1, 6.50%, 05/15/38	100	146,067
Chubb INA Holdings, Inc.
2.88%, 11/03/22	1,000	1,034,307
3.35%, 05/15/24	500	538,090
3.35%, 05/03/26	795	866,343
4.15%, 03/13/43	150	171,248
CNA Financial Corp.
4.50%, 03/01/26	350	395,444
3.90%, 05/01/29	500	551,264
Equitable Holdings, Inc.
4.35%, 04/20/28	1,000	1,119,715
5.00%, 04/20/48	1,000	1,203,731
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30	1,000	1,091,394
Fidelity National Financial, Inc., 3.40%, 06/15/30(a)	500	521,863
First American Financial Corp., 4.60%, 11/15/24(a)	200	222,938
Globe Life, Inc., 2.15%, 08/15/30(a)	1,000	959,740
Hanover Insurance Group, Inc., 2.50%, 09/01/30	500	488,916
Hartford Financial Services Group, Inc.
2.80%, 08/19/29	500	518,671
6.10%, 10/01/41	100	136,611
3.60%, 08/19/49	1,335	1,386,587

Security	Par (000)	Value

Insurance (continued)
Lincoln National Corp.
4.00%, 09/01/23	$200	$216,161
3.35%, 03/09/25(a)	65	70,340
3.80%, 03/01/28	1,500	1,657,691
6.30%, 10/09/37	250	327,352
4.35%, 03/01/48	200	221,405
4.38%, 06/15/50(a)	500	560,169
Loews Corp.
2.63%, 05/15/23	250	259,157
3.75%, 04/01/26	500	551,729
3.20%, 05/15/30	655	692,777
Manulife Financial Corp.
4.15%, 03/04/26	500	563,430
2.48%, 05/19/27	1,000	1,037,044
5.38%, 03/04/46	1,000	1,309,522
(5 year USD ICE Swap + 1.65%), 4.06%, 02/24/32(b)	500	550,182
Markel Corp.
3.35%, 09/17/29	475	504,226
4.30%, 11/01/47	750	837,065
4.15%, 09/17/50	500	549,840
Marsh & McLennan Cos., Inc.
3.30%, 03/14/23(a)	500	525,924
3.88%, 03/15/24	500	546,138
3.50%, 06/03/24	1,000	1,077,046
3.50%, 03/10/25	500	542,661
3.75%, 03/14/26	1,000	1,102,527
4.38%, 03/15/29	1,000	1,146,526
2.25%, 11/15/30	345	338,745
4.35%, 01/30/47	250	288,961
4.20%, 03/01/48	500	579,057
4.90%, 03/15/49	1,000	1,276,616
MetLife, Inc.
3.00%, 03/01/25	1,650	1,768,207
6.38%, 06/15/34	500	702,839
5.88%, 02/06/41	2,000	2,751,958
4.13%, 08/13/42	300	339,886
4.88%, 11/13/43	1,250	1,570,291
4.05%, 03/01/45	250	283,612
4.60%, 05/13/46	500	609,550
Old Republic International Corp., 4.88%, 10/01/24	250	281,781
Principal Financial Group, Inc.
3.40%, 05/15/25	250	269,799
3.10%, 11/15/26	1,000	1,079,119
3.70%, 05/15/29	1,135	1,242,862
2.13%, 06/15/30	1,000	961,645
4.63%, 09/15/42(a)	50	57,648
4.30%, 11/15/46(a)	250	284,390
Progressive Corp.
2.45%, 01/15/27	500	526,825
4.00%, 03/01/29	300	340,198
4.35%, 04/25/44	100	116,809
3.70%, 01/26/45	200	212,375
4.13%, 04/15/47	500	574,769
4.20%, 03/15/48	500	582,245
3.95%, 03/26/50	500	557,231
Prudential Financial, Inc.
3.50%, 05/15/24	1,000	1,089,757
1.50%, 03/10/26(a)	1,000	1,010,234
3.88%, 03/27/28(a)	951	1,072,273

28

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Prudential Financial, Inc. (continued)
3.00%, 03/10/40	$1,000	$987,577
4.60%, 05/15/44	250	298,294
3.91%, 12/07/47	500	540,968
3.94%, 12/07/49	908	994,009
4.35%, 02/25/50(a)	1,000	1,157,448
3.70%, 03/13/51	1,250	1,323,272
(3 mo. LIBOR US + 2.67%), 5.70%, 09/15/48(a)(b)	1,000	1,143,273
(3 mo. LIBOR US + 3.04%), 5.20%, 03/15/44(b)	350	372,692
(5 year CMT + 3.04%), 3.70%, 10/01/50(a)(b)	1,000	1,011,200
Prudential PLC, 3.13%, 04/14/30(a)	1,000	1,054,816
Reinsurance Group of America, Inc., 3.90%, 05/15/29	475	520,651
Travelers Cos., Inc.
6.75%, 06/20/36	250	362,388
4.60%, 08/01/43	850	1,040,883
4.30%, 08/25/45	250	290,199
4.00%, 05/30/47	500	569,537
4.05%, 03/07/48	1,150	1,320,948
4.10%, 03/04/49	250	292,260
Travelers Property Casualty Corp., 6.38%, 03/15/33	100	139,309
Trinity Acquisition PLC, 4.40%, 03/15/26	500	562,811
Unum Group
4.00%, 06/15/29	1,000	1,083,269
5.75%, 08/15/42(a)	250	291,937
4.50%, 12/15/49	250	250,790
Voya Financial, Inc.
3.65%, 06/15/26	350	387,394
5.70%, 07/15/43	500	646,642
W R Berkley Corp., 3.55%, 03/30/52	500	501,920
Willis North America, Inc.
4.50%, 09/15/28	1,500	1,705,810
3.88%, 09/15/49	580	615,481
WR Berkley Corp., 4.00%, 05/12/50(a)	500	531,616
XLIT Ltd., 5.50%, 03/31/45	250	318,402

		117,846,000

Interactive Media & Services — 0.1%
Alphabet, Inc.
3.38%, 02/25/24	500	542,144
0.45%, 08/15/25	175	172,072
2.00%, 08/15/26	2,500	2,602,798
0.80%, 08/15/27	540	517,057
1.10%, 08/15/30	650	597,490
1.90%, 08/15/40	600	518,368
2.05%, 08/15/50	800	661,548
2.25%, 08/15/60	1,500	1,224,059
Baidu, Inc.
3.08%, 04/07/25	2,000	2,102,260
4.13%, 06/30/25	1,000	1,094,687
4.88%, 11/14/28(a)	500	571,379
eBay, Inc.
2.75%, 01/30/23	3,000	3,123,952
3.60%, 06/05/27	1,000	1,089,263

Security	Par (000)	Value

Interactive Media & Services (continued)
eBay, Inc. (continued)
2.70%, 03/11/30	$1,000	$1,010,392
JD.com, Inc., 3.38%, 01/14/30(a)	1,000	1,028,489

		16,855,958

Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd.
3.60%, 11/28/24	1,500	1,623,885
3.40%, 12/06/27	1,000	1,072,000
4.50%, 11/28/34	250	284,508
4.00%, 12/06/37	1,000	1,073,975
4.20%, 12/06/47	1,300	1,425,561
3.15%, 02/09/51	2,000	1,861,560
4.40%, 12/06/57	1,000	1,131,000
Amazon.com, Inc.
2.40%, 02/22/23	1,500	1,555,358
0.40%, 06/03/23	2,000	2,005,563
2.80%, 08/22/24	1,500	1,607,025
1.20%, 06/03/27	2,000	1,956,589
3.15%, 08/22/27	2,750	3,008,974
1.50%, 06/03/30	1,000	952,881
4.80%, 12/05/34	600	753,736
3.88%, 08/22/37	1,000	1,145,782
4.05%, 08/22/47	2,500	2,925,964
2.50%, 06/03/50	2,000	1,788,880
4.25%, 08/22/57	1,000	1,196,367
2.70%, 06/03/60	2,000	1,773,940
eBay, Inc., 1.90%, 03/11/25	1,000	1,025,936

		30,169,484

Internet Software & Services — 0.0%
Booking Holdings, Inc.
2.75%, 03/15/23	500	521,024
3.60%, 06/01/26	1,500	1,639,952
4.50%, 04/13/27	1,000	1,160,330
4.63%, 04/13/30	1,000	1,164,856
Expedia Group, Inc.
4.50%, 08/15/24	250	272,442
5.00%, 02/15/26	500	564,263
3.80%, 02/15/28	750	794,381
3.25%, 02/15/30	825	830,318
2.95%, 03/15/31(d)	480	473,424

		7,420,990

IT Services — 0.3%
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26	270	292,695
2.90%, 12/01/29	500	512,348
DXC Technology Co., 4.75%, 04/15/27(a)	500	558,204
Fidelity National Information Services, Inc.
0.38%, 03/01/23	1,355	1,350,672
0.60%, 03/01/24	510	507,046
1.15%, 03/01/26	595	585,038
1.65%, 03/01/28	680	664,999
2.25%, 03/01/31	1,730	1,699,752
3.10%, 03/01/41	505	496,057
Fiserv, Inc.
2.75%, 07/01/24	2,120	2,240,239
2.25%, 06/01/27	1,800	1,839,977
4.20%, 10/01/28	1,000	1,126,831

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
Fiserv, Inc. (continued)
3.50%, 07/01/29	$1,645	$1,774,296
2.65%, 06/01/30	955	961,803
4.40%, 07/01/49	880	1,015,468
Genpact Luxembourg Sarl, 3.38%, 12/01/24	1,000	1,077,335
International Business Machines Corp.
2.85%, 05/13/22	2,250	2,314,132
2.88%, 11/09/22	3,400	3,542,766
3.63%, 02/12/24	775	844,682
3.00%, 05/15/24	2,000	2,144,494
3.45%, 02/19/26	250	275,013
3.30%, 05/15/26	1,500	1,633,797
3.30%, 01/27/27	1,000	1,088,539
1.70%, 05/15/27	1,170	1,169,837
3.50%, 05/15/29	4,000	4,351,404
1.95%, 05/15/30	1,700	1,645,602
5.88%, 11/29/32	250	333,783
2.85%, 05/15/40	1,000	963,999
4.00%, 06/20/42	850	956,059
4.70%, 02/19/46	250	304,739
4.25%, 05/15/49	1,925	2,215,920
2.95%, 05/15/50	1,280	1,189,744
Leidos, Inc., 2.30%, 02/15/31(d)	750	708,263
Verisk Analytics, Inc.
4.00%, 06/15/25	250	275,723
4.13%, 03/15/29	500	555,626
3.63%, 05/15/50	330	324,400

		43,541,282

Leisure Products — 0.0%
Hasbro, Inc.
2.60%, 11/19/22	305	314,596
3.00%, 11/19/24	500	532,162
3.55%, 11/19/26	300	323,773
3.50%, 09/15/27	250	266,901
3.90%, 11/19/29	300	322,638
6.35%, 03/15/40	500	638,953
5.10%, 05/15/44(a)	60	66,741

		2,465,764

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.
3.88%, 07/15/23	200	213,151
2.75%, 09/15/29	645	660,391
2.30%, 03/12/31	690	671,876

		1,545,418

Machinery — 0.2%
Caterpillar Financial Services Corp.
1.90%, 09/06/22	1,000	1,023,701
2.63%, 03/01/23	2,000	2,083,631
3.45%, 05/15/23	400	426,093
3.65%, 12/07/23	1,000	1,086,505
2.85%, 05/17/24	2,000	2,133,701
3.30%, 06/09/24	250	270,055
2.15%, 11/08/24	2,200	2,302,351
0.80%, 11/13/25	1,000	981,797
Caterpillar, Inc.
3.40%, 05/15/24	500	539,485
2.60%, 09/19/29	70	72,042
2.60%, 04/09/30	500	511,792
1.90%, 03/12/31	910	875,837

Security	Par (000)	Value

Machinery (continued)
Caterpillar, Inc. (continued)
5.20%, 05/27/41	$600	$776,403
3.80%, 08/15/42	1,450	1,629,182
3.25%, 09/19/49	1,000	1,025,525
3.25%, 04/09/50	1,000	1,021,812
4.75%, 05/15/64	200	260,088
CNH Industrial Capital LLC, 1.88%, 01/15/26	1,000	1,010,516
CNH Industrial NV, 4.50%, 08/15/23	3,000	3,250,991
Crane Co., 4.45%, 12/15/23	125	135,999
Deere & Co.
2.75%, 04/15/25	1,000	1,064,364
3.10%, 04/15/30(a)	500	534,784
3.90%, 06/09/42	550	626,463
2.88%, 09/07/49	385	369,778
3.75%, 04/15/50	1,000	1,124,293
Dover Corp.
3.15%, 11/15/25	250	267,278
2.95%, 11/04/29(a)	170	178,531
Flowserve Corp., 3.50%, 09/15/22	100	102,831
Fortive Corp., 3.15%, 06/15/26	500	539,404
Kennametal, Inc., 2.80%, 03/01/31	155	151,599
Otis Worldwide Corp.
2.06%, 04/05/25	515	530,268
2.57%, 02/15/30	1,000	1,007,195
3.11%, 02/15/40	1,000	984,459
3.36%, 02/15/50	195	190,318
Snap-On Inc., 3.10%, 05/01/50	1,000	998,935
Stanley Black & Decker, Inc.
4.25%, 11/15/28(a)	1,000	1,146,296
2.30%, 03/15/30	1,000	1,004,827
4.85%, 11/15/48	250	313,542
2.75%, 11/15/50	300	273,155
(5 year CMT + 2.66%), 4.00%, 03/15/60(b)	600	635,190
Valmont Industries, Inc., 5.00%, 10/01/44	1,000	1,086,785
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24	500	543,628
3.20%, 06/15/25	500	528,962
4.95%, 09/15/28	500	569,681
Xylem, Inc., 4.38%, 11/01/46	500	558,649

		36,748,721

Media — 1.0%
Bell Canada
4.46%, 04/01/48(a)	310	357,912
4.30%, 07/29/49	265	297,102
3.65%, 03/17/51	380	384,148
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22	1,000	1,042,954
4.50%, 02/01/24	2,000	2,187,481
4.91%, 07/23/25	1,930	2,187,938
3.75%, 02/15/28	500	541,439
5.05%, 03/30/29	1,000	1,149,419
2.80%, 04/01/31	2,000	1,973,777
2.30%, 02/01/32	1,800	1,672,956
6.38%, 10/23/35	250	323,748
5.38%, 04/01/38	1,000	1,178,649
3.50%, 06/01/41	1,000	948,383
6.48%, 10/23/45	1,500	1,953,017
5.38%, 05/01/47	1,500	1,741,203
5.75%, 04/01/48	1,000	1,215,738

30

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
5.13%, 07/01/49	$1,000	$1,125,071
4.80%, 03/01/50	1,900	2,038,159
3.70%, 04/01/51	1,600	1,496,487
3.90%, 06/01/52	500	480,060
6.83%, 10/23/55	250	341,981
3.85%, 04/01/61	770	705,898
Comcast Corp.
3.00%, 02/01/24	1,500	1,600,723
3.60%, 03/01/24	250	271,980
3.70%, 04/15/24	1,000	1,092,128
3.10%, 04/01/25	2,080	2,246,790
3.38%, 08/15/25	2,500	2,722,319
3.95%, 10/15/25	1,250	1,396,425
3.15%, 03/01/26	1,750	1,899,714
2.35%, 01/15/27	850	887,268
3.30%, 02/01/27	1,000	1,091,149
3.30%, 04/01/27	2,000	2,180,413
3.15%, 02/15/28	1,250	1,348,656
3.55%, 05/01/28	1,000	1,101,940
4.15%, 10/15/28	2,220	2,540,640
2.65%, 02/01/30	945	967,377
3.40%, 04/01/30	730	790,389
4.25%, 10/15/30	1,000	1,149,030
1.95%, 01/15/31	845	813,822
1.50%, 02/15/31	1,645	1,526,164
4.25%, 01/15/33	650	750,501
4.20%, 08/15/34	2,235	2,559,189
4.40%, 08/15/35	250	292,365
3.20%, 07/15/36	500	521,431
3.90%, 03/01/38	500	561,604
4.60%, 10/15/38	1,500	1,810,633
3.25%, 11/01/39	1,000	1,030,144
3.75%, 04/01/40	1,000	1,097,204
4.65%, 07/15/42	1,150	1,389,644
4.75%, 03/01/44	750	921,778
4.60%, 08/15/45	500	604,489
3.40%, 07/15/46	500	517,025
4.00%, 08/15/47	500	559,061
3.97%, 11/01/47	1,500	1,675,014
4.00%, 03/01/48	500	558,805
4.70%, 10/15/48	2,500	3,089,109
4.00%, 11/01/49	1,255	1,408,084
3.45%, 02/01/50	1,800	1,859,515
2.80%, 01/15/51	860	788,542
2.45%, 08/15/52	1,700	1,453,585
4.05%, 11/01/52	694	784,228
4.95%, 10/15/58	2,000	2,616,721
2.65%, 08/15/62	800	678,762
Discovery Communications LLC
2.95%, 03/20/23	525	548,504
3.90%, 11/15/24	250	273,536
3.45%, 03/15/25	1,000	1,073,473
4.90%, 03/11/26	330	376,045
3.95%, 03/20/28	620	677,258
5.00%, 09/20/37(a)	250	293,327
5.20%, 09/20/47	1,445	1,713,144
5.30%, 05/15/49	500	598,268
4.65%, 05/15/50	1,000	1,102,706
4.00%, 09/15/55(d)	1,538	1,513,877

Security	Par (000)	Value

Media (continued)
Fox Corp.
4.03%, 01/25/24	$1,000	$1,086,224
4.71%, 01/25/29	1,000	1,151,070
5.48%, 01/25/39	1,000	1,247,446
5.58%, 01/25/49	1,500	1,912,218
Grupo Televisa SAB
4.63%, 01/30/26	2,000	2,227,000
6.63%, 01/15/40	250	322,188
5.00%, 05/13/45	200	220,188
6.13%, 01/31/46	250	315,781
5.25%, 05/24/49(a)	500	571,250
NBCUniversal Media LLC
5.95%, 04/01/41	1,250	1,756,195
4.45%, 01/15/43	250	295,263
TCI Communications, Inc.,
7.88%, 02/15/26	250	324,889
TELUS Corp.
4.60%, 11/16/48	200	230,653
4.30%, 06/15/49	500	557,599
Thomson Reuters Corp.
4.30%, 11/23/23	250	270,998
3.35%, 05/15/26	140	151,292
5.65%, 11/23/43(a)	1,000	1,258,451
Time Warner Cable LLC
6.55%, 05/01/37	650	854,747
6.75%, 06/15/39	2,050	2,746,561
5.88%, 11/15/40	250	310,461
5.50%, 09/01/41	1,750	2,071,230
4.50%, 09/15/42	1,225	1,309,292
Time Warner Entertainment Co. LP, 88731EAJ9, 8.38%, 07/15/33	500	723,656
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	1,300	1,342,647
3.15%, 09/17/25	165	178,429
3.00%, 02/13/26	200	215,186
1.85%, 07/30/26	1,000	1,022,570
2.95%, 06/15/27(a)	750	804,112
4.13%, 06/01/44	500	568,211
3.00%, 07/30/46	75	72,209
Series E, 4.13%, 12/01/41	250	285,921
ViacomCBS, Inc.
3.70%, 08/15/24	1,000	1,084,244
3.50%, 01/15/25	500	536,722
4.00%, 01/15/26	1,500	1,652,283
3.38%, 02/15/28(a)	500	531,345
3.70%, 06/01/28	500	540,969
4.95%, 01/15/31(a)	1,000	1,179,373
4.20%, 05/19/32(a)	1,000	1,117,804
6.88%, 04/30/36	250	344,547
4.85%, 07/01/42	325	371,557
4.38%, 03/15/43	1,070	1,154,599
5.85%, 09/01/43	1,100	1,404,929
5.25%, 04/01/44	250	301,260
4.90%, 08/15/44	1,000	1,157,613
4.95%, 05/19/50	1,000	1,172,156
Walt Disney Co.
1.65%, 09/01/22	230	234,234
3.00%, 09/15/22(a)	150	155,739
1.75%, 08/30/24	2,500	2,581,723
3.70%, 09/15/24	500	547,056
3.35%, 03/24/25	1,300	1,407,163
3.70%, 10/15/25	830	915,140

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Walt Disney Co. (continued) 1.75%, 01/13/26	$600	$613,691
3.38%, 11/15/26	1,500	1,643,405
2.20%, 01/13/28	1,000	1,021,832
2.00%, 09/01/29	500	493,807
3.80%, 03/22/30	1,000	1,114,608
2.65%, 01/13/31	2,600	2,653,912
6.20%, 12/15/34	350	485,089
6.40%, 12/15/35	764	1,075,573
6.65%, 11/15/37	250	366,130
4.63%, 03/23/40	1,000	1,216,948
3.50%, 05/13/40	1,600	1,691,825
4.75%, 09/15/44	500	621,020
4.95%, 10/15/45	15	19,011
4.75%, 11/15/46	1,500	1,877,413
2.75%, 09/01/49	1,000	915,545
4.70%, 03/23/50	1,300	1,629,134
3.60%, 01/13/51	2,200	2,340,831
3.80%, 05/13/60(a)	1,000	1,100,625
WPP Finance 2010 3.63%, 09/07/22	1,500	1,563,976
3.75%, 09/19/24	250	272,176

		154,178,962

Metals & Mining — 0.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	1,000	1,002,188
Barrick Gold Corp.,
5.25%, 04/01/42	950	1,176,048
Barrick North America Finance LLC 5.70%, 05/30/41	250	321,319
5.75%, 05/01/43	500	658,580
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	500	655,051
BHP Billiton Finance USA Ltd. 4.13%, 02/24/42	250	284,440
5.00%, 09/30/43	1,850	2,392,826
Newmont Corp. 3.70%, 03/15/23	66	69,295
2.80%, 10/01/29	1,080	1,109,944
2.25%, 10/01/30	500	487,069
5.88%, 04/01/35	250	327,001
4.88%, 03/15/42	1,300	1,568,934
Nucor Corp. 3.95%, 05/01/28(a)	1,000	1,113,998
2.70%, 06/01/30	1,000	1,021,486
2.98%, 12/15/55(d)	750	678,080
Precision Castparts Corp. 2.50%, 01/15/23	150	154,844
4.20%, 06/15/35	250	289,842
4.38%, 06/15/45	500	564,292
Reliance Steel & Aluminum Co., 4.50%, 04/15/23(a)	25	26,662
Rio Tinto Finance USA Ltd. 3.75%, 06/15/25	3,500	3,840,547
5.20%, 11/02/40	350	456,604
Rio Tinto Finance USA PLC 4.75%, 03/22/42	350	434,580
4.13%, 08/21/42	500	572,891
Southern Copper Corp. 3.50%, 11/08/22	1,000	1,041,370
3.88%, 04/23/25	750	821,016

Security	Par (000)	Value

Metals & Mining (continued)
Southern Copper Corp. (continued) 6.75%, 04/16/40	$1,350	$1,859,203
5.88%, 04/23/45	615	803,550
Steel Dynamics, Inc. 2.80%, 12/15/24	30	31,725
2.40%, 06/15/25	45	46,901
5.00%, 12/15/26	1,100	1,156,587
1.65%, 10/15/27	500	489,539
3.45%, 04/15/30	90	96,078
3.25%, 01/15/31	285	301,624
3.25%, 10/15/50	600	559,897
Teck Resources Ltd. 6.13%, 10/01/35	200	245,184
6.25%, 07/15/41	200	246,158
5.40%, 02/01/43	2,000	2,252,647
Timken Co., 4.50%, 12/15/28	500	536,409
Vale Overseas Ltd. 6.25%, 08/10/26	2,000	2,371,500
3.75%, 07/08/30	1,000	1,039,900
6.88%, 11/10/39	1,250	1,660,188
Vale SA, 5.63%, 09/11/42	1,000	1,197,250

		35,963,247

Multi-line Retail — 0.1%
Kohl’s Corp. 9.50%, 05/15/25	1,000	1,296,623
5.55%, 07/17/45	100	113,292
O’Reilly Automotive, Inc. 4.35%, 06/01/28	1,000	1,133,366
3.90%, 06/01/29	1,000	1,095,819
1.75%, 03/15/31	440	406,521
TJX Cos., Inc. 3.50%, 04/15/25	2,000	2,180,257
2.25%, 09/15/26	1,500	1,558,497
4.50%, 04/15/50(a)	500	623,406
Tractor Supply Co., 1.75%, 11/01/30	270	249,092

		8,656,873

Multi-Utilities — 0.1%
Atmos Energy Corp. 2.63%, 09/15/29(a)	210	213,418
1.50%, 01/15/31	1,000	913,454
4.15%, 01/15/43	100	109,645
4.30%, 10/01/48	500	571,547
4.13%, 03/15/49	500	555,012
3.38%, 09/15/49	630	626,209
CenterPoint Energy Resources Corp. 1.75%, 10/01/30	200	183,620
5.85%, 01/15/41	250	315,695
Eastern Energy Gas Holdings LLC 3.60%, 12/15/24	250	271,621
Series A, 2.50%, 11/15/24	495	520,427
Series B, 3.00%, 11/15/29	1,000	1,037,327
Series C, 3.90%, 11/15/49	300	306,179
National Fuel Gas Co. 3.75%, 03/01/23	300	313,865
2.95%, 03/01/31	500	481,482
NiSource, Inc. 0.95%, 08/15/25	870	853,450
3.49%, 05/15/27	1,000	1,085,097
2.95%, 09/01/29	1,000	1,029,322
1.70%, 02/15/31	445	412,168

32

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-Utilities (continued)
NiSource, Inc. (continued) 5.95%, 06/15/41	$1,050	$1,360,331
5.25%, 02/15/43	75	92,516
4.80%, 02/15/44	250	292,251
5.65%, 02/01/45	250	321,210
4.38%, 05/15/47	500	560,304
3.95%, 03/30/48	500	525,652
ONE Gas, Inc., 4.66%, 02/01/44	250	283,467
Piedmont Natural Gas Co., Inc. 2.50%, 03/15/31	500	494,860
3.35%, 06/01/50	400	388,853
Southern California Gas Co.
Series TT, 2.60%, 06/15/26	1,250	1,317,547
Series UU, 4.13%, 06/01/48	250	283,275
Series VV, 4.30%, 01/15/49	1,000	1,181,280
Series XX, 2.55%, 02/01/30	1,000	1,003,993
Southern Co. Gas Capital Corp. 2.45%, 10/01/23	1,000	1,040,896
3.95%, 10/01/46	750	776,154
Series 20-A, 1.75%, 01/15/31	500	459,983
Southwest Gas Corp.,
2.20%, 06/15/30	1,000	970,034
Washington Gas Light Co.,
3.65%, 09/15/49	500	527,665

		21,679,809

Offshore Drilling & Other Services — 0.1%
Applied Materials, Inc. 3.90%, 10/01/25	160	178,303
3.30%, 04/01/27	1,000	1,088,132
1.75%, 06/01/30	285	274,408
5.85%, 06/15/41	300	415,573
4.35%, 04/01/47	750	890,790
2.75%, 06/01/50	500	463,992
KLA Corp. 4.65%, 11/01/24	305	340,812
4.10%, 03/15/29	500	562,119
3.30%, 03/01/50	1,070	1,027,725
Lam Research Corp. 3.80%, 03/15/25(a)	230	252,711
1.90%, 06/15/30	820	794,722
4.88%, 03/15/49	1,000	1,288,524
2.88%, 06/15/50	305	290,739
3.13%, 06/15/60	110	106,171

		7,974,721

Oil, Gas & Consumable Fuels — 2.2%
Boardwalk Pipelines LP 3.38%, 02/01/23	200	206,847
4.80%, 05/03/29	500	552,722
BP Capital Markets America, Inc. 3.25%, 05/06/22	100	103,181
2.52%, 09/19/22	1,000	1,028,317
2.75%, 05/10/23	350	366,754
3.22%, 11/28/23	1,000	1,066,169
3.79%, 02/06/24	1,000	1,084,803
3.19%, 04/06/25(a)	2,000	2,152,105
3.80%, 09/21/25	1,000	1,101,811
3.41%, 02/11/26	2,000	2,174,462
3.12%, 05/04/26	350	376,586
3.02%, 01/16/27	500	534,403
3.54%, 04/06/27	1,000	1,094,527
3.94%, 09/21/28	500	556,155

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc. (continued) 4.23%, 11/06/28	$1,000	$1,134,498
3.63%, 04/06/30	1,000	1,096,554
1.75%, 08/10/30(a)	515	486,456
3.00%, 02/24/50	1,000	916,586
2.77%, 11/10/50	1,700	1,482,445
2.94%, 06/04/51	1,950	1,739,175
3.38%, 02/08/61	600	556,101
BP Capital Markets PLC 3.99%, 09/26/23	250	271,852
3.28%, 09/19/27	500	540,017
3.72%, 11/28/28	1,000	1,101,197
Canadian Natural Resources Ltd. 2.95%, 01/15/23	1,000	1,037,824
3.80%, 04/15/24	1,250	1,337,800
3.90%, 02/01/25	250	269,763
3.85%, 06/01/27	250	270,515
2.95%, 07/15/30	500	498,707
6.25%, 03/15/38	300	380,562
4.95%, 06/01/47	1,500	1,738,558
Cenovus Energy, Inc. 3.00%, 08/15/22	1,000	1,023,064
3.80%, 09/15/23	1,000	1,057,088
5.38%, 07/15/25	2,000	2,247,629
4.25%, 04/15/27	2,000	2,163,029
5.25%, 06/15/37	1,393	1,507,184
Cheniere Corpus Christi Holdings LLC 7.00%, 06/30/24	1,000	1,151,022
5.13%, 06/30/27	1,500	1,715,428
3.70%, 11/15/29	500	526,979
Chevron Corp. 2.36%, 12/05/22	1,000	1,029,171
1.14%, 05/11/23	235	239,079
3.19%, 06/24/23	500	527,028
1.55%, 05/11/25	3,200	3,265,292
3.33%, 11/17/25	500	545,643
2.95%, 05/16/26	1,250	1,340,463
2.00%, 05/11/27	520	531,643
2.24%, 05/11/30	950	945,227
2.98%, 05/11/40	275	272,300
3.08%, 05/11/50	130	124,273
Chevron USA, Inc. 0.69%, 08/12/25	760	745,418
1.02%, 08/12/27	655	630,237
3.85%, 01/15/28	1,500	1,671,423
6.00%, 03/01/41	1,000	1,386,834
5.25%, 11/15/43	500	646,886
4.95%, 08/15/47	500	628,637
4.20%, 10/15/49	500	569,386
2.34%, 08/12/50	1,100	914,208
Cimarex Energy Co., 4.38%, 03/15/29(a)	1,000	1,106,768
CNOOC Finance Ltd.
Series 2013, 3.00%, 05/09/23	1,300	1,352,406
Series 2013, 4.25%, 05/09/43	500	530,781
Series 2013, 3.30%, 09/30/49	500	453,933
CNOOC Finance ULC
Series 2014, 4.25%, 04/30/24	1,750	1,904,219
Series 2014, 4.88%, 04/30/44	500	579,375
CNOOC Finance USA LLC
Series 2015, 3.50%, 05/05/25	500	530,469

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
CNOOC Finance USA LLC (continued) Series 2015, 4.38%, 05/02/28	$2,000	$2,205,625
CNOOC Petroleum North America ULC 7.88%, 03/15/32	900	1,266,750
6.40%, 05/15/37	400	521,750
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	250	279,924
ConocoPhillips 3.75%, 10/01/27(d)	1,000	1,104,957
2.40%, 02/15/31(d)	200	197,341
6.50%, 02/01/39	1,400	1,998,201
4.88%, 10/01/47(d)	500	607,455
4.85%, 08/15/48(d)	1,000	1,213,354
ConocoPhillips Co. 4.95%, 03/15/26	1,000	1,160,393
4.30%, 11/15/44	1,000	1,139,018
5.95%, 03/15/46	750	1,024,938
ConocoPhillips Holding Co., 6.95%, 04/15/29	850	1,130,880
Devon Energy Corp. 5.85%, 12/15/25	250	291,506
5.60%, 07/15/41	500	576,839
4.75%, 05/15/42	1,350	1,432,229
5.00%, 06/15/45	500	546,380
Diamondback Energy, Inc. 4.75%, 05/31/25(a)	115	128,510
3.50%, 12/01/29	1,000	1,037,849
3.13%, 03/24/31	185	184,694
4.40%, 03/24/51	80	81,957
Ecopetrol SA 5.88%, 09/18/23	350	385,263
5.38%, 06/26/26	500	558,815
6.88%, 04/29/30	2,000	2,422,500
5.88%, 05/28/45	2,250	2,382,075
Enable Midstream Partners LP 4.95%, 05/15/28	1,000	1,102,364
5.00%, 05/15/44	500	491,558
Enbridge Energy Partners LP 5.88%, 10/15/25	1,500	1,766,998
7.38%, 10/15/45	800	1,131,828
Enbridge, Inc. 4.00%, 10/01/23	1,000	1,072,104
3.50%, 06/10/24	65	69,502
2.50%, 01/15/25	250	260,560
4.25%, 12/01/26	1,000	1,114,910
3.70%, 07/15/27	1,000	1,087,526
3.13%, 11/15/29	750	779,870
4.50%, 06/10/44	250	270,494
4.00%, 11/15/49	550	551,824
Energy Transfer Operating LP 3.60%, 02/01/23	150	156,211
4.25%, 03/15/23	1,000	1,055,354
5.88%, 01/15/24	1,000	1,113,174
4.90%, 02/01/24	250	272,816
4.05%, 03/15/25	1,000	1,080,493
2.90%, 05/15/25	120	124,874
4.75%, 01/15/26	1,000	1,110,347
4.20%, 04/15/27	1,000	1,089,773
5.25%, 04/15/29	1,500	1,707,431
3.75%, 05/15/30	400	412,387
4.90%, 03/15/35	250	263,598
6.50%, 02/01/42	500	596,268
5.15%, 02/01/43	500	510,752

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer Operating LP (continued) 5.95%, 10/01/43	$150	$166,757
5.15%, 03/15/45	2,000	2,063,237
6.13%, 12/15/45	250	287,585
5.30%, 04/15/47	750	791,539
6.00%, 06/15/48	1,000	1,150,327
6.25%, 04/15/49	1,500	1,760,711
5.00%, 05/15/50	1,070	1,106,641
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22	1,000	1,050,280
4.50%, 11/01/23	1,000	1,076,415
Enterprise Products Operating LLC 3.90%, 02/15/24	125	135,448
3.75%, 02/15/25	1,790	1,961,535
3.70%, 02/15/26	960	1,053,376
3.95%, 02/15/27	2,000	2,222,545
4.15%, 10/16/28	1,000	1,126,712
3.13%, 07/31/29	1,155	1,218,019
2.80%, 01/31/30(a)	860	887,924
5.95%, 02/01/41	150	192,071
4.45%, 02/15/43	825	897,815
4.85%, 03/15/44	700	805,941
5.10%, 02/15/45	250	296,175
4.90%, 05/15/46	1,100	1,275,430
4.25%, 02/15/48	1,000	1,062,177
4.80%, 02/01/49	1,000	1,146,473
4.20%, 01/31/50	1,120	1,192,424
3.70%, 01/31/51	800	787,600
3.20%, 02/15/52	1,700	1,550,726
3.95%, 01/31/60	545	546,010
(3 mo. LIBOR US + 2.57%), 5.38%, 02/15/78(b)	1,000	1,002,342
Series E, (3 mo. LIBOR US + 3.03%), 5.25%, 08/16/77(b)	750	747,911
EOG Resources, Inc. 3.15%, 04/01/25	80	85,515
4.38%, 04/15/30(a)	1,000	1,148,016
5.10%, 01/15/36(a)	250	296,029
4.95%, 04/15/50	500	609,932
Equinor ASA 2.65%, 01/15/24	1,500	1,579,672
3.70%, 03/01/24	250	271,721
3.25%, 11/10/24	500	541,262
2.88%, 04/06/25	2,000	2,135,545
3.13%, 04/06/30	1,000	1,057,397
2.38%, 05/22/30	1,000	997,557
3.63%, 04/06/40	1,000	1,064,063
5.10%, 08/17/40(a)	1,100	1,385,752
4.25%, 11/23/41(a)	300	338,033
3.25%, 11/18/49	750	734,367
3.70%, 04/06/50	1,000	1,061,982
Exxon Mobil Corp. 1.90%, 08/16/22	270	276,020
2.73%, 03/01/23	1,000	1,041,084
1.57%, 04/15/23(a)	1,400	1,434,313
3.18%, 03/15/24	250	267,605
2.02%, 08/16/24	500	520,548
2.71%, 03/06/25	1,250	1,323,008
2.99%, 03/19/25	2,400	2,571,800
3.04%, 03/01/26	620	669,008

34

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp. (continued) 2.28%, 08/16/26	$500	$521,173
3.29%, 03/19/27	800	876,911
2.44%, 08/16/29	500	507,302
3.48%, 03/19/30	1,100	1,194,348
2.61%, 10/15/30	1,000	1,019,046
3.00%, 08/16/39	500	486,698
4.23%, 03/19/40	1,200	1,350,001
4.11%, 03/01/46	1,000	1,098,873
3.10%, 08/16/49	1,500	1,422,286
4.33%, 03/19/50	1,651	1,895,006
3.45%, 04/15/51	2,249	2,271,157
Hess Corp. 4.30%, 04/01/27	1,500	1,634,761
5.60%, 02/15/41(a)	550	634,479
5.80%, 04/01/47	1,000	1,192,428
HollyFrontier Corp., 5.88%, 04/01/26	500	566,747
Husky Energy, Inc. 3.95%, 04/15/22	150	153,500
4.00%, 04/15/24	500	533,609
6.80%, 09/15/37	500	605,440
Kinder Morgan Energy Partners LP 3.95%, 09/01/22	225	234,029
3.45%, 02/15/23	500	523,481
4.15%, 02/01/24	1,000	1,086,166
4.30%, 05/01/24	500	549,280
4.25%, 09/01/24	155	170,737
5.80%, 03/15/35	1,000	1,222,314
6.50%, 02/01/37	100	126,599
6.95%, 01/15/38	1,250	1,677,045
6.38%, 03/01/41	500	633,949
5.00%, 08/15/42	75	84,368
5.00%, 03/01/43	250	281,750
5.50%, 03/01/44	750	877,481
5.40%, 09/01/44	250	292,987
Kinder Morgan, Inc. 3.15%, 01/15/23	1,500	1,566,212
4.30%, 06/01/25	410	457,854
4.30%, 03/01/28	1,500	1,677,114
2.00%, 02/15/31(a)	900	837,609
7.75%, 01/15/32	1,000	1,405,082
5.30%, 12/01/34	250	295,249
5.55%, 06/01/45	1,250	1,494,766
5.05%, 02/15/46	750	847,806
5.20%, 03/01/48	1,250	1,427,480
3.25%, 08/01/50	900	786,925
Magellan Midstream Partners LP 3.20%, 03/15/25	500	524,793
3.25%, 06/01/30	300	314,071
4.25%, 09/15/46	250	254,425
4.85%, 02/01/49	750	819,763
3.95%, 03/01/50	315	310,321
Marathon Oil Corp. 2.80%, 11/01/22	136	139,497
3.85%, 06/01/25	250	267,872
4.40%, 07/15/27	1,000	1,100,819
6.80%, 03/15/32	1,000	1,246,682
6.60%, 10/01/37	250	311,322
5.20%, 06/01/45	250	272,703
Marathon Petroleum Corp. 4.50%, 05/01/23	1,000	1,072,535

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp. (continued) 3.63%, 09/15/24	$115	$124,296
4.70%, 05/01/25	1,000	1,123,913
3.80%, 04/01/28	1,000	1,080,696
4.75%, 09/15/44	250	277,286
5.85%, 12/15/45	250	296,345
4.50%, 04/01/48	1,000	1,058,562
MPLX LP 3.50%, 12/01/22	1,000	1,043,470
3.38%, 03/15/23	2,000	2,095,203
4.50%, 07/15/23	250	269,306
4.88%, 12/01/24	250	280,602
4.88%, 06/01/25	250	281,587
1.75%, 03/01/26	725	726,107
4.13%, 03/01/27	1,000	1,110,124
4.25%, 12/01/27	2,000	2,248,352
4.00%, 03/15/28	1,000	1,104,370
2.65%, 08/15/30	880	862,361
4.50%, 04/15/38	750	819,334
5.20%, 12/01/47	500	566,136
4.70%, 04/15/48	1,750	1,893,324
5.50%, 02/15/49	700	822,375
ONEOK Partners LP 3.38%, 10/01/22	500	516,560
4.90%, 03/15/25	250	277,695
6.13%, 02/01/41	300	351,465
ONEOK, Inc. 7.50%, 09/01/23	2,000	2,280,029
2.75%, 09/01/24	430	451,102
5.85%, 01/15/26	1,000	1,170,665
4.55%, 07/15/28	500	550,196
4.35%, 03/15/29	1,000	1,090,796
3.40%, 09/01/29	1,000	1,028,924
3.10%, 03/15/30	1,000	1,006,584
6.35%, 01/15/31(a)	1,000	1,255,604
4.95%, 07/13/47	1,000	1,047,540
4.45%, 09/01/49	1,000	997,395
4.50%, 03/15/50(a)	500	500,462
Phillips 66 4.30%, 04/01/22	1,000	1,037,757
3.85%, 04/09/25	1,000	1,095,757
2.15%, 12/15/30(a)	1,000	946,027
4.65%, 11/15/34(a)	1,355	1,551,753
5.88%, 05/01/42	100	128,628
4.88%, 11/15/44	1,250	1,475,167
Phillips 66 Partners LP 2.45%, 12/15/24	255	265,255
3.55%, 10/01/26	500	534,452
3.15%, 12/15/29	370	375,313
4.90%, 10/01/46	500	549,013
Pioneer Natural Resources Co., 1.90%, 08/15/30	1,200	1,113,676
Plains All American Pipeline LP/PAA Finance Corp. 3.65%, 06/01/22	500	511,919
2.85%, 01/31/23	250	256,111
3.60%, 11/01/24	750	798,016
4.50%, 12/15/26	500	548,624
3.55%, 12/15/29	1,000	997,059
3.80%, 09/15/30	1,000	1,018,426
5.15%, 06/01/42	50	50,714
4.70%, 06/15/44	750	713,592

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP/PAA Finance Corp. (continued)
4.90%, 02/15/45	$1,000	$978,071
Sabine Pass Liquefaction LLC
5.63%, 04/15/23	500	542,216
5.75%, 05/15/24	1,000	1,128,347
5.63%, 03/01/25	1,000	1,143,420
5.88%, 06/30/26	1,000	1,171,468
5.00%, 03/15/27	1,000	1,138,247
4.20%, 03/15/28	1,000	1,097,079
4.50%, 05/15/30	2,000	2,244,376
Shell International Finance BV
2.25%, 01/06/23(a)	1,000	1,033,775
3.40%, 08/12/23	2,000	2,144,033
2.00%, 11/07/24	1,000	1,046,835
2.38%, 04/06/25	2,000	2,108,113
3.25%, 05/11/25	1,250	1,350,380
2.88%, 05/10/26	1,500	1,600,083
2.50%, 09/12/26	1,000	1,050,341
3.88%, 11/13/28	1,000	1,116,239
2.38%, 11/07/29	1,000	1,009,152
4.13%, 05/11/35	750	853,201
6.38%, 12/15/38	300	429,892
5.50%, 03/25/40(a)	300	401,261
4.55%, 08/12/43(a)	700	832,518
4.38%, 05/11/45	2,500	2,926,469
4.00%, 05/10/46	1,250	1,394,118
3.75%, 09/12/46	900	960,150
3.13%, 11/07/49	940	906,709
3.25%, 04/06/50	3,000	2,939,177
Spectra Energy Partners LP
4.75%, 03/15/24	250	274,984
3.50%, 03/15/25	250	267,704
3.38%, 10/15/26	1,000	1,075,422
4.50%, 03/15/45	500	538,407
Suncor Energy, Inc.
2.80%, 05/15/23	1,200	1,253,502
3.60%, 12/01/24	1,165	1,266,645
6.50%, 06/15/38	500	668,096
6.85%, 06/01/39	250	344,923
4.00%, 11/15/47(a)	1,500	1,520,594
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	400	433,348
4.00%, 10/01/27	1,750	1,882,022
4.95%, 01/15/43	250	254,454
5.30%, 04/01/44	100	105,348
5.35%, 05/15/45	250	263,119
5.40%, 10/01/47	1,000	1,079,792
TC PipeLines LP
4.38%, 03/13/25	250	276,827
3.90%, 05/25/27	105	113,900
Total Capital Canada Ltd., 2.75%, 07/15/23	1,150	1,211,192
Total Capital International SA
2.70%, 01/25/23	500	521,338
3.75%, 04/10/24	1,000	1,096,318
3.46%, 02/19/29	3,000	3,259,752
3.46%, 07/12/49	500	501,391
3.13%, 05/29/50	1,000	941,423
3.39%, 06/29/60	1,000	953,373

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd.
2.50%, 08/01/22	$1,000	$1,028,187
3.75%, 10/16/23	500	533,235
4.88%, 01/15/26	850	976,556
4.25%, 05/15/28	750	843,035
4.10%, 04/15/30(a)	1,500	1,672,028
4.63%, 03/01/34	1,250	1,410,807
5.60%, 03/31/34	500	610,084
6.20%, 10/15/37	200	259,308
4.75%, 05/15/38	1,250	1,435,786
7.25%, 08/15/38	250	360,303
7.63%, 01/15/39	250	373,737
5.00%, 10/16/43	650	768,267
4.88%, 05/15/48	750	887,266
5.10%, 03/15/49	750	918,431
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	250	316,403
4.00%, 03/15/28	750	832,704
4.45%, 08/01/42	250	272,892
3.95%, 05/15/50	500	511,113
Valero Energy Corp.
3.65%, 03/15/25	1,500	1,610,025
2.85%, 04/15/25	2,000	2,090,890
3.40%, 09/15/26	750	801,977
2.15%, 09/15/27	2,000	1,959,662
4.00%, 04/01/29(a)	1,000	1,077,569
6.63%, 06/15/37	300	390,321
4.90%, 03/15/45	500	561,896
Valero Energy Partners LP, 4.50%, 03/15/28	500	554,740
Williams Cos., Inc.
3.70%, 01/15/23	3,000	3,137,049
4.30%, 03/04/24	250	272,099
4.55%, 06/24/24	2,000	2,204,097
3.90%, 01/15/25	250	270,725
4.00%, 09/15/25	250	274,123
3.75%, 06/15/27	750	817,557
3.50%, 11/15/30(a)	1,000	1,060,075
2.60%, 03/15/31	1,000	977,427
6.30%, 04/15/40	250	321,444
5.75%, 06/24/44	1,000	1,224,793
4.90%, 01/15/45	500	553,831
5.10%, 09/15/45	900	1,032,109
4.85%, 03/01/48	500	555,109
Williams Partners LP, 5.40%, 03/04/44	1,000	1,160,595
WPX Energy, Inc.
5.88%, 06/15/28	650	716,495
4.50%, 01/15/30	650	699,914

		334,879,652

Personal Products — 0.1%
Colgate-Palmolive Co.
3.25%, 03/15/24	250	270,409
3.70%, 08/01/47	750	847,569
Estee Lauder Cos., Inc.
2.00%, 12/01/24	325	338,429
3.15%, 03/15/27	1,000	1,082,582
2.38%, 12/01/29	130	131,595
2.60%, 04/15/30	500	515,182
1.95%, 03/15/31	1,500	1,453,695
4.15%, 03/15/47(a)	500	579,859

36

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Personal Products (continued)
Estee Lauder Cos., Inc. (continued)
3.13%, 12/01/49	$685	$694,308
Procter & Gamble Co.
2.15%, 08/11/22	1,000	1,024,310
3.10%, 08/15/23	500	532,626
0.55%, 10/29/25	1,265	1,243,403
2.85%, 08/11/27	500	542,312
3.00%, 03/25/30	1,000	1,076,376
1.20%, 10/29/30	1,600	1,480,621
3.55%, 03/25/40	250	277,662
3.60%, 03/25/50	1,000	1,137,532
Unilever Capital Corp.
3.13%, 03/22/23	2,000	2,108,995
0.38%, 09/14/23(a)	2,000	2,006,084
3.10%, 07/30/25	250	270,252
2.00%, 07/28/26(a)	750	775,550
2.90%, 05/05/27	750	805,397
2.13%, 09/06/29	1,000	998,587
1.38%, 09/14/30(a)	805	755,521

		20,948,856

Pharmaceuticals — 1.6%
AbbVie, Inc.
3.25%, 10/01/22	3,150	3,258,130
2.90%, 11/06/22	1,250	1,296,387
2.30%, 11/21/22	4,400	4,527,583
2.85%, 05/14/23	1,500	1,564,619
3.75%, 11/14/23	3,000	3,231,207
2.60%, 11/21/24	1,850	1,953,227
3.80%, 03/15/25	1,750	1,911,944
3.60%, 05/14/25	1,500	1,634,139
3.20%, 05/14/26	1,435	1,550,253
2.95%, 11/21/26	2,000	2,129,362
3.20%, 11/21/29	2,850	3,031,751
4.55%, 03/15/35	630	731,607
4.50%, 05/14/35	1,450	1,702,564
4.30%, 05/14/36	200	230,560
4.05%, 11/21/39	2,395	2,681,457
4.40%, 11/06/42	1,400	1,627,209
4.85%, 06/15/44	1,250	1,518,501
4.75%, 03/15/45	668	797,077
4.70%, 05/14/45	1,500	1,776,558
4.45%, 05/14/46	1,250	1,440,211
4.88%, 11/14/48	1,000	1,204,409
4.25%, 11/21/49	4,195	4,746,793
AstraZeneca PLC
2.38%, 06/12/22	500	510,996
3.50%, 08/17/23(a)	500	532,786
3.38%, 11/16/25	4,700	5,116,184
0.70%, 04/08/26	1,100	1,059,443
3.13%, 06/12/27(a)	500	538,083
4.00%, 01/17/29	1,500	1,683,058
1.38%, 08/06/30	1,100	1,008,946
6.45%, 09/15/37	600	854,358
4.38%, 11/16/45	950	1,102,534
4.38%, 08/17/48	900	1,052,749
2.13%, 08/06/50	2,385	1,910,581
Bristol-Myers Squibb Co.
2.60%, 05/16/22	2,000	2,051,360
2.00%, 08/01/22	250	255,268
3.25%, 08/15/22	150	155,955

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co. (continued)
3.55%, 08/15/22	$750	$781,761
2.75%, 02/15/23	2,000	2,085,637
0.54%, 11/13/23(a)	3,000	2,999,669
3.88%, 08/15/25	236	262,431
3.20%, 06/15/26	4,000	4,350,993
3.45%, 11/15/27	1,000	1,099,634
3.90%, 02/20/28	1,000	1,124,895
3.40%, 07/26/29	1,500	1,639,222
1.45%, 11/13/30(a)	750	700,703
4.13%, 06/15/39	500	581,565
4.50%, 03/01/44	250	304,417
5.00%, 08/15/45	1,328	1,707,534
4.35%, 11/15/47	800	951,742
4.55%, 02/20/48	1,000	1,219,249
4.25%, 10/26/49	2,500	2,944,688
2.55%, 11/13/50	1,000	888,712
Cigna Corp.
3.05%, 11/30/22	3,000	3,114,717
3.00%, 07/15/23(a)	1,000	1,051,575
3.75%, 07/15/23	722	772,142
0.61%, 03/15/24	200	199,153
3.50%, 06/15/24	750	808,778
3.25%, 04/15/25	300	322,688
4.13%, 11/15/25	1,000	1,115,004
4.50%, 02/25/26	250	284,619
1.25%, 03/15/26	500	493,590
3.40%, 03/01/27	750	814,306
3.05%, 10/15/27	1,000	1,069,670
4.38%, 10/15/28	2,000	2,288,135
2.40%, 03/15/30	1,000	991,529
2.38%, 03/15/31	215	211,472
4.80%, 08/15/38	1,000	1,195,197
3.20%, 03/15/40	1,000	999,976
4.80%, 07/15/46	1,250	1,498,141
3.88%, 10/15/47	750	801,601
4.90%, 12/15/48	1,500	1,837,287
3.40%, 03/15/50	1,000	983,333
3.40%, 03/15/51	250	245,795
CVS Health Corp.
3.50%, 07/20/22	500	517,657
2.75%, 12/01/22	2,000	2,065,556
3.70%, 03/09/23	544	577,329
2.63%, 08/15/24	1,225	1,292,634
4.10%, 03/25/25	181	200,506
3.88%, 07/20/25	943	1,042,351
2.88%, 06/01/26	1,750	1,857,675
3.63%, 04/01/27	175	192,075
1.30%, 08/21/27	1,500	1,440,964
4.30%, 03/25/28	4,301	4,884,138
3.25%, 08/15/29	2,000	2,113,988
3.75%, 04/01/30	1,745	1,903,558
1.75%, 08/21/30	2,065	1,927,470
1.88%, 02/28/31	1,235	1,160,012
4.88%, 07/20/35	1,000	1,176,698
4.78%, 03/25/38	2,500	2,950,464
4.13%, 04/01/40	800	883,445
2.70%, 08/21/40	705	649,250
5.13%, 07/20/45	1,750	2,142,439
5.05%, 03/25/48	4,750	5,831,289

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp. (continued)
4.25%, 04/01/50(a)	$1,285	$1,442,418
Eli Lilly & Co.
2.75%, 06/01/25(a)	45	47,877
3.10%, 05/15/27(a)	750	814,500
3.38%, 03/15/29	1,000	1,101,288
3.70%, 03/01/45	1,000	1,079,794
3.95%, 05/15/47	500	558,028
3.95%, 03/15/49	750	847,881
2.25%, 05/15/50	500	422,597
4.15%, 03/15/59	500	590,981
2.50%, 09/15/60	1,000	846,269
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	2,650	2,723,810
2.88%, 06/01/22	500	512,985
3.38%, 06/01/29(a)	1,000	1,086,723
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	1,500	1,569,747
3.38%, 05/15/23	1,000	1,062,497
3.63%, 05/15/25	1,000	1,099,583
3.88%, 05/15/28	1,000	1,131,484
5.38%, 04/15/34	250	330,310
6.38%, 05/15/38	1,100	1,611,130
4.20%, 03/18/43	600	705,987
Johnson & Johnson
2.05%, 03/01/23	750	771,370
0.55%, 09/01/25	3,000	2,975,193
2.45%, 03/01/26	2,370	2,521,712
2.90%, 01/15/28	1,000	1,081,269
4.38%, 12/05/33	250	302,656
3.55%, 03/01/36	750	837,525
3.63%, 03/03/37	500	564,420
2.10%, 09/01/40	1,500	1,355,271
4.50%, 09/01/40	100	123,377
4.50%, 12/05/43	750	930,837
3.70%, 03/01/46	500	558,744
3.75%, 03/03/47	1,750	1,963,376
3.50%, 01/15/48	1,250	1,372,959
2.45%, 09/01/60	2,000	1,772,149
Mead Johnson Nutrition Co.,
4.60%, 06/01/44	250	305,393
Merck & Co., Inc.
2.75%, 02/10/25(a)	3,570	3,805,440
1.45%, 06/24/30	2,000	1,905,395
3.90%, 03/07/39	500	569,731
2.35%, 06/24/40	2,000	1,851,284
4.15%, 05/18/43	750	880,663
3.70%, 02/10/45	1,900	2,091,909
4.00%, 03/07/49	1,000	1,155,530
2.45%, 06/24/50	1,000	881,928
Mylan, Inc.
4.20%, 11/29/23	250	269,709
4.55%, 04/15/28	800	903,436
5.40%, 11/29/43	250	293,600
5.20%, 04/15/48	550	632,571
Novartis Capital Corp.
2.40%, 05/17/22	500	510,815
3.40%, 05/06/24	1,400	1,516,566
1.75%, 02/14/25	500	514,806
3.00%, 11/20/25	1,100	1,187,474

Security	Par (000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp. (continued)
2.00%, 02/14/27	$500	$515,847
3.10%, 05/17/27	2,500	2,717,223
2.20%, 08/14/30	1,000	1,006,568
4.40%, 05/06/44	1,250	1,522,625
4.00%, 11/20/45	250	288,297
2.75%, 08/14/50	1,250	1,186,430
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	250	265,818
4.38%, 03/15/26	250	271,188
3.15%, 06/15/30(a)	1,000	981,913
Pfizer, Inc.
3.40%, 05/15/24	1,000	1,084,638
0.80%, 05/28/25	1,550	1,538,623
2.75%, 06/03/26	115	123,648
3.00%, 12/15/26	750	815,371
3.60%, 09/15/28	2,000	2,214,091
3.45%, 03/15/29	1,000	1,097,523
2.63%, 04/01/30(a)	1,000	1,038,038
1.70%, 05/28/30(a)	825	797,243
4.00%, 12/15/36	500	574,564
4.10%, 09/15/38	1,000	1,161,744
3.90%, 03/15/39	500	568,484
7.20%, 03/15/39(a)	2,250	3,526,703
2.55%, 05/28/40	245	233,531
4.30%, 06/15/43	500	582,005
4.40%, 05/15/44	500	594,310
4.13%, 12/15/46	1,500	1,744,197
4.20%, 09/15/48	500	589,852
4.00%, 03/15/49	1,000	1,159,658
2.70%, 05/28/50	875	819,283
Sanofi, 3.63%, 06/19/28	2,000	2,228,651
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23	500	525,380
3.20%, 09/23/26	1,900	2,046,980
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23	1,000	1,092,977
5.00%, 11/26/28	1,000	1,183,468
2.05%, 03/31/30	1,055	1,016,797
3.03%, 07/09/40	1,030	996,180
3.18%, 07/09/50(a)	1,115	1,064,932
3.38%, 07/09/60	1,000	959,949
Utah Acquisition Sub, Inc.
3.95%, 06/15/26	250	275,373
5.25%, 06/15/46	500	588,142
Viatris, Inc.(d)
1.65%, 06/22/25	1,000	1,003,532
2.30%, 06/22/27	1,000	1,008,381
2.70%, 06/22/30	2,000	1,974,965
3.85%, 06/22/40	1,000	1,023,361
4.00%, 06/22/50	1,500	1,528,577
Wyeth LLC
6.50%, 02/01/34	500	715,906
5.95%, 04/01/37	250	347,827
Zoetis, Inc.
3.25%, 02/01/23	1,000	1,042,133
3.90%, 08/20/28	1,000	1,111,976
2.00%, 05/15/30	400	385,425
4.70%, 02/01/43	400	482,645

38

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis, Inc. (continued)
3.95%, 09/12/47	$500	$552,866
4.45%, 08/20/48	250	298,728
3.00%, 05/15/50	400	380,877

		250,777,347

Producer Durables: Miscellaneous — 0.4%
Oracle Corp.
2.50%, 10/15/22	3,250	3,353,892
2.63%, 02/15/23	2,000	2,071,082
2.40%, 09/15/23	4,000	4,161,717
3.40%, 07/08/24	2,000	2,148,911
2.95%, 11/15/24	3,500	3,733,998
2.50%, 04/01/25	700	735,502
2.95%, 05/15/25	500	532,532
1.65%, 03/25/26	895	902,067
2.65%, 07/15/26	745	781,818
2.80%, 04/01/27(a)	1,500	1,579,714
3.25%, 11/15/27	750	805,290
2.30%, 03/25/28	1,385	1,402,201
2.95%, 04/01/30	3,300	3,402,782
3.25%, 05/15/30	950	996,368
2.88%, 03/25/31	1,560	1,587,976
4.30%, 07/08/34	250	281,269
3.90%, 05/15/35	500	540,408
3.85%, 07/15/36	750	797,646
3.80%, 11/15/37	750	778,948
6.13%, 07/08/39	500	664,332
3.60%, 04/01/40	1,850	1,857,990
5.38%, 07/15/40	400	490,601
3.65%, 03/25/41	1,670	1,689,928
4.50%, 07/08/44	500	552,027
4.13%, 05/15/45	2,250	2,354,375
4.00%, 07/15/46	2,250	2,316,356
4.00%, 11/15/47	1,500	1,549,052
3.60%, 04/01/50	4,600	4,455,476
3.95%, 03/25/51	630	649,444
4.38%, 05/15/55	1,250	1,364,569
3.85%, 04/01/60	2,100	2,060,574
4.10%, 03/25/61	615	636,427
salesforce.com, Inc., 3.25%, 04/11/23	2,500	2,640,923

		53,876,195

Real Estate — 0.0%
Prologis LP
2.13% 04/15/27(a)	30	30,628
2.25%, 04/15/30	1,240	1,226,085
1.25%, 10/15/30(a)	365	331,099
4.38%, 09/15/48	600	713,527
3.00%, 04/15/50	95	91,062
2.13%, 10/15/50	715	572,565

		2,964,966

Real Estate Management & Development — 0.0%
CBRE Services, Inc.
4.88%, 03/01/26	250	287,189
2.50%, 04/01/31	1,800	1,744,538

		2,031,727

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC
3.75%, 04/01/24	50	54,236
3.65%, 09/01/25	750	824,385

Security	Par (000)	Value

Road & Rail (continued)
Burlington Northern Santa Fe LLC (continued)
7.00%, 12/15/25	$250	$315,682
3.25%, 06/15/27	1,750	1,898,571
5.40%, 06/01/41	50	64,752
4.40%, 03/15/42	150	175,348
4.38%, 09/01/42	250	291,262
4.45%, 03/15/43(a)	200	236,085
5.15%, 09/01/43	250	321,500
4.90%, 04/01/44	500	628,254
4.55%, 09/01/44	250	295,593
4.15%, 04/01/45	500	568,429
4.70%, 09/01/45	500	611,059
3.90%, 08/01/46	2,000	2,181,995
4.13%, 06/15/47	250	283,374
4.05%, 06/15/48	1,000	1,120,897
4.15%, 12/15/48	500	571,625
3.55%, 02/15/50	1,125	1,177,754
3.05%, 02/15/51	1,000	967,222
3.30%, 09/15/51(c)	1,000	1,003,028
Canadian National Railway Co.
2.95%, 11/21/24	305	326,703
2.75%, 03/01/26	560	594,751
3.50%, 11/15/42	100	102,571
3.65%, 02/03/48	1,500	1,635,516
2.45%, 05/01/50	455	400,980
Canadian Pacific Railway Co.
4.45%, 03/15/23(a)	500	532,493
2.90%, 02/01/25(a)	1,000	1,062,052
2.05%, 03/05/30	1,000	966,080
7.13%, 10/15/31	250	346,375
4.80%, 09/15/35	250	299,908
5.75%, 01/15/42(a)	25	32,658
4.80%, 08/01/45	1,110	1,352,769
CSX Corp.
3.35%, 11/01/25(a)	250	272,126
3.25%, 06/01/27	2,000	2,174,802
3.80%, 03/01/28	2,500	2,774,609
2.40%, 02/15/30	500	502,770
4.75%, 05/30/42	100	120,650
4.30%, 03/01/48	750	854,896
4.50%, 03/15/49	1,000	1,156,518
3.35%, 09/15/49	215	211,026
3.80%, 04/15/50	550	583,611
3.95%, 05/01/50	450	486,204
2.50%, 05/15/51	1,000	846,368
4.50%, 08/01/54	250	294,728
4.25%, 11/01/66	750	852,126
4.65%, 03/01/68	500	606,465
Kansas City Southern
3.13%, 06/01/26(a)	250	267,375
2.88%, 11/15/29	120	122,679
4.70%, 05/01/48	500	588,085
3.50%, 05/01/50	1,000	1,001,400
4.20%, 11/15/69	105	108,755
Norfolk Southern Corp.
3.00%, 04/01/22	1,750	1,784,456
3.85%, 01/15/24	1,000	1,078,234
3.15%, 06/01/27	880	951,097
2.55%, 11/01/29	165	168,421
3.95%, 10/01/42	100	109,742
4.45%, 06/15/45(a)	250	290,492

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Road & Rail (continued)
Norfolk Southern Corp. (continued)
3.94%, 11/01/47	$225	$243,757
4.15%, 02/28/48	250	278,589
4.10%, 05/15/49	1,000	1,119,000
3.40%, 11/01/49	335	333,034
3.05%, 05/15/50	605	573,714
4.05%, 08/15/52	1,000	1,102,514
3.16%, 05/15/55	1,000	929,560
Union Pacific Corp.
4.16%, 07/15/22	1,100	1,143,561
3.65%, 02/15/24	1,000	1,071,726
3.25%, 08/15/25	250	270,263
2.75%, 03/01/26	1,000	1,059,181
2.15%, 02/05/27	160	164,338
3.95%, 09/10/28(a)	1,000	1,120,409
3.70%, 03/01/29	1,000	1,100,522
2.40%, 02/05/30	865	866,821
3.38%, 02/01/35	500	530,554
3.60%, 09/15/37	1,250	1,334,404
4.38%, 09/10/38	2,750	3,197,005
4.05%, 11/15/45	250	271,658
4.05%, 03/01/46	140	155,660
4.50%, 09/10/48	500	587,984
3.25%, 02/05/50	1,100	1,083,221
3.80%, 10/01/51	250	268,391
3.95%, 08/15/59	780	839,756
3.84%, 03/20/60	1,450	1,541,056

		60,638,220

Semiconductors & Semiconductor Equipment — 0.6%
Altera Corp., 4.10%, 11/15/23	250	274,170
Analog Devices, Inc.
2.88%, 06/01/23(a)	1,000	1,045,978
3.90%, 12/15/25	1,000	1,107,809
3.50%, 12/05/26	750	820,686
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27	4,750	5,158,049
3.50%, 01/15/28	500	530,858
Broadcom, Inc.
3.15%, 11/15/25	356	379,437
3.46%, 09/15/26	2,000	2,144,917
1.95%, 02/15/28(a)(d)	265	259,043
4.11%, 09/15/28	1,000	1,093,251
4.75%, 04/15/29	1,000	1,124,379
5.00%, 04/15/30	1,000	1,139,716
4.15%, 11/15/30	1,700	1,834,912
2.45%, 02/15/31(d)	2,550	2,406,706
4.30%, 11/15/32	1,200	1,306,484
2.60%, 02/15/33(d)	600	558,922
3.42%, 04/15/33(d)	1,174	1,177,362
3.47%, 04/15/34(c)(d)	3,250	3,261,112
3.50%, 02/15/41(d)	2,045	1,958,585
3.75%, 02/15/51(d)	1,310	1,252,643
Flex Ltd.
4.88%, 06/15/29	500	560,835
4.88%, 05/12/30	1,995	2,269,936
Honeywell International, Inc.
0.48%, 08/19/22	1,000	1,000,757
2.30%, 08/15/24	1,000	1,058,448
1.35%, 06/01/25	1,355	1,374,560
2.70%, 08/15/29	1,500	1,563,849
1.95%, 06/01/30(a)	1,000	986,987

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Honeywell International, Inc. (continued)
3.81%, 11/21/47	$500	$553,329
2.80%, 06/01/50(a)	435	412,147
Intel Corp.
2.70%, 12/15/22	2,500	2,600,646
2.88%, 05/11/24	1,000	1,067,341
3.40%, 03/25/25	2,400	2,611,741
3.70%, 07/29/25	1,000	1,102,782
3.75%, 03/25/27	800	893,773
2.45%, 11/15/29	1,000	1,023,704
4.10%, 05/19/46	2,500	2,833,956
4.10%, 05/11/47	250	282,257
3.73%, 12/08/47	1,399	1,506,991
4.75%, 03/25/50(a)	2,600	3,259,080
4.95%, 03/25/60	1,000	1,283,216
Jabil, Inc.
4.70%, 09/15/22	250	264,340
3.00%, 01/15/31	1,350	1,340,141
Maxim Integrated Products, Inc.,
3.38%, 03/15/23	100	104,710
Microchip Technology, Inc.,
4.33%, 06/01/23	2,000	2,145,084
Micron Technology, Inc.
2.50%, 04/24/23	2,000	2,075,780
4.64%, 02/06/24	300	330,350
4.98%, 02/06/26	250	286,073
5.33%, 02/06/29	250	294,108
4.66%, 02/15/30	750	851,952
NVIDIA Corp.
3.20%, 09/16/26(a)	1,000	1,090,849
2.85%, 04/01/30	1,660	1,743,332
3.50%, 04/01/40	710	763,731
3.50%, 04/01/50	2,405	2,540,174
3.70%, 04/01/60	145	155,986
NXP BV/NXP Funding LLC/NXP USA, Inc.(d)
2.70%, 05/01/25(a)	85	89,145
3.88%, 06/18/26	320	352,218
4.30%, 06/18/29	1,000	1,118,429
3.40%, 05/01/30	2,165	2,286,138
QUALCOMM, Inc.
3.25%, 05/20/27	500	546,006
1.30%, 05/20/28	2,250	2,153,857
2.15%, 05/20/30(a)	605	599,814
1.65%, 05/20/32	828	763,944
4.65%, 05/20/35	250	305,082
4.80%, 05/20/45	750	942,084
4.30%, 05/20/47	1,500	1,765,867
3.25%, 05/20/50(a)	800	811,828
Texas Instruments, Inc.
2.25%, 09/04/29	680	683,781
3.88%, 03/15/39	1,000	1,147,617
4.15%, 05/15/48	1,000	1,189,700
Xilinx, Inc.,
2.38%, 06/01/30	1,400	1,368,245

		87,191,719

Software — 0.3%
Activision Blizzard, Inc.
3.40%, 06/15/27	1,000	1,093,283
1.35%, 09/15/30	130	117,441
2.50%, 09/15/50	800	671,344
Autodesk, Inc.
3.50%, 06/15/27	2,000	2,187,004
2.85%, 01/15/30	100	102,611

40

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Electronic Arts, Inc.
1.85%, 02/15/31	$285	$268,739
2.95%, 02/15/51	390	360,243
Intuit, Inc.
0.65%, 07/15/23	655	658,043
0.95%, 07/15/25	755	749,137
1.35%, 07/15/27	825	811,265
1.65%, 07/15/30	985	934,230
Microsoft Corp.
2.65%, 11/03/22	500	517,675
2.00%, 08/08/23	2,000	2,073,610
3.63%, 12/15/23	1,000	1,079,981
2.88%, 02/06/24	865	922,582
3.13%, 11/03/25	4,500	4,904,778
2.40%, 08/08/26	2,235	2,362,964
3.30%, 02/06/27	4,500	4,966,685
3.50%, 02/12/35	1,165	1,302,542
3.45%, 08/08/36	596	660,528
2.53%, 06/01/50	4,714	4,292,443
2.92%, 03/17/52	6,190	6,097,474
2.68%, 06/01/60	3,737	3,430,403
3.04%, 03/17/62	1,707	1,673,544
Roper Technologies, Inc.
0.45%, 08/15/22	2,040	2,039,144
3.13%, 11/15/22	150	155,435
3.65%, 09/15/23	250	267,882
2.35%, 09/15/24(a)	240	250,854
1.00%, 09/15/25	620	609,383
3.80%, 12/15/26	250	277,417
1.40%, 09/15/27	370	357,478
2.95%, 09/15/29	435	453,005
2.00%, 06/30/30	380	363,072
1.75%, 02/15/31	490	455,011
ServiceNow, Inc.,
1.40%, 09/01/30	810	732,142
VMware, Inc.
2.95%, 08/21/22	2,000	2,062,493
4.70%, 05/15/30	1,000	1,152,680

		51,414,545

Specialty Retail — 0.0%
AutoZone, Inc.
3.70%, 04/15/22	50	51,277
3.13%, 07/15/23	250	263,217
3.25%, 04/15/25	165	176,486
3.75%, 04/18/29	1,000	1,083,765
Best Buy Co., Inc.,
1.95%, 10/01/30	1,250	1,177,390
Ross Stores, Inc.
4.60%, 04/15/25	500	560,963
1.88%, 04/15/31	1,000	938,088

		4,251,186

Technology Hardware, Storage & Peripherals — 0.6%
Adobe, Inc.
1.70%, 02/01/23	160	164,044
1.90%, 02/01/25	160	165,413
3.25%, 02/01/25	70	75,706
2.15%, 02/01/27	1,275	1,315,586
2.30%, 02/01/30	1,200	1,213,564
Apple, Inc.
1.70%, 09/11/22	2,500	2,553,805
2.10%, 09/12/22	500	513,329

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
2.40%, 01/13/23	$1,000	$1,036,642
2.85%, 02/23/23	250	261,053
2.40%, 05/03/23	2,000	2,089,397
0.75%, 05/11/23	3,350	3,385,476
3.45%, 05/06/24	1,000	1,086,580
2.85%, 05/11/24	2,000	2,133,286
1.80%, 09/11/24	1,635	1,699,811
2.75%, 01/13/25	1,000	1,064,186
2.50%, 02/09/25	140	148,058
1.13%, 05/11/25	650	654,236
3.20%, 05/13/25	750	813,424
0.55%, 08/20/25	2,800	2,751,562
0.70%, 02/08/26	500	490,402
3.25%, 02/23/26	1,910	2,086,133
2.45%, 08/04/26	1,410	1,485,424
3.35%, 02/09/27	2,000	2,197,339
3.20%, 05/11/27	1,500	1,637,434
2.90%, 09/12/27	1,000	1,077,563
3.00%, 11/13/27	1,000	1,084,126
2.20%, 09/11/29	1,235	1,251,387
1.65%, 05/11/30	1,400	1,339,082
1.25%, 08/20/30	2,800	2,589,713
1.65%, 02/08/31	500	476,748
4.50%, 02/23/36	250	306,895
3.85%, 05/04/43	1,750	1,979,260
4.45%, 05/06/44	250	303,211
3.45%, 02/09/45	1,350	1,434,862
4.38%, 05/13/45	500	600,511
4.65%, 02/23/46	1,980	2,461,941
3.85%, 08/04/46	750	840,801
4.25%, 02/09/47	250	297,656
3.75%, 11/13/47	1,250	1,371,340
2.95%, 09/11/49	1,250	1,196,666
2.65%, 05/11/50	1,200	1,091,056
2.40%, 08/20/50(a)	2,800	2,411,801
2.65%, 02/08/51	2,250	2,056,008
2.55%, 08/20/60	1,600	1,376,729
2.80%, 02/08/61	2,500	2,245,257
Dell International LLC/EMC Corp.(d)
5.45%, 06/15/23	3,000	3,278,570
4.00%, 07/15/24	1,000	1,085,217
5.85%, 07/15/25	600	699,476
6.02%, 06/15/26	3,090	3,658,087
4.90%, 10/01/26	1,000	1,134,493
5.30%, 10/01/29(a)	1,250	1,462,203
6.20%, 07/15/30(a)	1,500	1,862,557
8.10%, 07/15/36	500	732,360
8.35%, 07/15/46	1,350	2,053,881
Fortinet, Inc.
1.00%, 03/15/26	760	743,054
2.20%, 03/15/31	885	856,609
Hewlett Packard Enterprise Co.
4.40%, 10/15/22	1,500	1,577,868
2.25%, 04/01/23	1,000	1,030,031
1.45%, 04/01/24	1,000	1,016,393
4.90%, 10/15/25(a)	1,250	1,425,489
6.20%, 10/15/35	500	654,016
6.35%, 10/15/45(a)	750	977,113

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
HP, Inc.
4.05%, 09/15/22	$1,000	$1,049,476
2.20%, 06/17/25	500	516,066
3.40%, 06/17/30	500	521,972
6.00%, 09/15/41	650	818,852
NetApp, Inc., 1.88%, 06/22/25	675	689,012

		86,657,298

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
2.75%, 03/27/27	2,000	2,131,198
2.85%, 03/27/30	1,000	1,053,304
3.25%, 03/27/40	1,000	1,049,947
3.88%, 11/01/45	500	570,250
3.38%, 11/01/46	1,500	1,552,016
Tapestry, Inc., 3.00%, 07/15/22	1,000	1,022,996
VF Corp., 2.95%, 04/23/30	500	519,022

		7,898,733

Tobacco — 0.3%
Altria Group, Inc.
4.00%, 01/31/24	1,000	1,085,814
2.35%, 05/06/25	240	248,793
2.63%, 09/16/26	2,000	2,082,852
4.80%, 02/14/29	552	634,252
3.40%, 05/06/30	435	455,113
2.45%, 02/04/32	1,215	1,160,787
5.80%, 02/14/39	1,000	1,220,279
3.40%, 02/04/41	1,000	927,833
4.50%, 05/02/43	400	417,270
5.38%, 01/31/44	1,320	1,538,527
3.88%, 09/16/46	1,250	1,212,822
5.95%, 02/14/49	1,500	1,867,639
4.45%, 05/06/50	655	677,542
3.70%, 02/04/51	1,400	1,275,474
4.00%, 02/04/61	700	647,137
BAT Capital Corp.
3.22%, 08/15/24	1,250	1,331,705
2.79%, 09/06/24	2,000	2,107,696
3.22%, 09/06/26	1,000	1,056,182
4.70%, 04/02/27	500	562,823
3.56%, 08/15/27	2,500	2,661,300
2.26%, 03/25/28	600	590,731
3.46%, 09/06/29(a)	500	521,570
4.91%, 04/02/30	600	685,074
2.73%, 03/25/31(a)	2,800	2,707,952
4.39%, 08/15/37	2,250	2,358,952
3.73%, 09/25/40	200	190,415
4.54%, 08/15/47	1,350	1,359,299
4.76%, 09/06/49	750	770,465
5.28%, 04/02/50	250	274,717
3.98%, 09/25/50	600	562,301
BAT International Finance PLC, 1.67%, 03/25/26	250	247,444
Philip Morris International, Inc.
2.63%, 03/06/23	250	260,639
2.13%, 05/10/23	1,000	1,031,221
3.25%, 11/10/24	1,000	1,083,464
3.38%, 08/11/25	750	815,116
2.75%, 02/25/26(a)	415	441,858
3.13%, 08/17/27	1,000	1,082,876
2.10%, 05/01/30	2,000	1,929,517
1.75%, 11/01/30	2,000	1,872,501

Security	Par (000)	Value

Tobacco (continued)
Philip Morris International, Inc. (continued)
6.38%, 05/16/38	$1,750	$2,416,925
4.38%, 11/15/41	1,000	1,136,336
4.50%, 03/20/42	50	57,176
3.88%, 08/21/42	350	370,795
4.13%, 03/04/43	450	488,203
4.88%, 11/15/43	250	298,396
4.25%, 11/10/44	365	405,944
Reynolds American, Inc.
4.45%, 06/12/25	1,000	1,109,639
5.70%, 08/15/35	325	385,467
6.15%, 09/15/43	150	180,820
5.85%, 08/15/45	1,250	1,473,406

		50,281,059

Transportation Infrastructure — 0.2%
FedEx Corp.
4.00%, 01/15/24	250	271,746
3.20%, 02/01/25	2,000	2,155,555
3.25%, 04/01/26	545	589,596
3.30%, 03/15/27	500	542,798
3.10%, 08/05/29	1,000	1,048,721
4.25%, 05/15/30(a)	2,000	2,276,016
3.90%, 02/01/35	190	207,038
3.88%, 08/01/42	50	52,828
4.75%, 11/15/45	660	772,753
4.55%, 04/01/46	750	849,769
4.40%, 01/15/47	500	566,506
4.05%, 02/15/48	1,000	1,089,802
4.95%, 10/17/48	1,000	1,218,582
5.25%, 05/15/50	1,000	1,281,039
Ryder System, Inc.
3.40%, 03/01/23	500	524,754
3.88%, 12/01/23	2,000	2,161,535
2.50%, 09/01/24	285	298,624
2.90%, 12/01/26	1,160	1,233,358
United Parcel Service, Inc.
2.45%, 10/01/22	500	515,523
2.50%, 04/01/23	2,000	2,084,167
3.90%, 04/01/25	1,000	1,106,718
2.40%, 11/15/26	2,000	2,128,496
3.05%, 11/15/27(a)	500	546,358
6.20%, 01/15/38	100	140,458
5.20%, 04/01/40	1,000	1,284,510
3.63%, 10/01/42	250	265,023
3.40%, 11/15/46	220	224,695
3.75%, 11/15/47	500	538,657
4.25%, 03/15/49	1,000	1,175,492
3.40%, 09/01/49	300	313,619
5.30%, 04/01/50	1,000	1,356,105

		28,820,841

Utilities — 0.1%
American Water Capital Corp.
3.40%, 03/01/25	750	813,887
2.95%, 09/01/27	500	532,478
3.75%, 09/01/28	1,500	1,668,387
3.45%, 06/01/29	500	542,581
4.30%, 09/01/45	250	286,480
3.75%, 09/01/47	500	533,240
4.15%, 06/01/49	500	575,261
3.45%, 05/01/50	1,000	1,011,127

42

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Emera US Finance LP
3.55%, 06/15/26	$1,075	$1,165,688
4.75%, 06/15/46	350	390,160
Essential Utilities, Inc., 3.35%, 04/15/50	1,000	967,664

		8,486,953

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV
3.13%, 07/16/22	3,500	3,611,562
3.63%, 04/22/29	1,400	1,499,312
2.88%, 05/07/30	1,500	1,523,790
6.13%, 03/30/40	250	337,891
4.38%, 07/16/42	850	958,800
4.38%, 04/22/49(a)	1,000	1,145,410
GLP Capital LP/GLP Financing II, Inc., 5.30%, 01/15/29	1,000	1,120,950
Orange SA
9.00%, 03/01/31	250	386,427
5.38%, 01/13/42	1,825	2,363,564
Rogers Communications, Inc.
3.00%, 03/15/23	650	676,193
3.63%, 12/15/25(a)	1,565	1,707,612
2.90%, 11/15/26	1,000	1,060,826
5.00%, 03/15/44(a)	250	297,953
4.30%, 02/15/48	750	815,823
4.35%, 05/01/49	1,250	1,363,137
3.70%, 11/15/49	400	397,172
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	5,000	5,176,700
T-Mobile USA, Inc.(d)
3.50%, 04/15/25	1,045	1,127,429
1.50%, 02/15/26	1,000	990,240
3.75%, 04/15/27	3,500	3,826,060
2.05%, 02/15/28	500	490,260
3.88%, 04/15/30	6,000	6,512,160
2.55%, 02/15/31	700	685,783
2.25%, 11/15/31	345	327,552
4.38%, 04/15/40	1,250	1,388,825
3.00%, 02/15/41	2,000	1,856,300
4.50%, 04/15/50	1,720	1,931,371
3.30%, 02/15/51	1,750	1,635,497
3.60%, 11/15/60	500	480,180
Vodafone Group PLC
4.13%, 05/30/25	1,500	1,677,230
4.38%, 05/30/28	1,350	1,550,384
7.88%, 02/15/30	100	140,772
6.15%, 02/27/37	500	666,359
5.00%, 05/30/38	500	602,803
4.38%, 02/19/43	950	1,057,955
5.25%, 05/30/48	2,500	3,121,097
4.88%, 06/19/49	500	594,092
4.25%, 09/17/50	1,190	1,310,992
5.13%, 06/19/59	600	729,793

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Vornado Realty LP, 3.50%, 01/15/25	$250	$263,517
WP Carey, Inc., 3.85%, 07/15/29(a)	475	510,807

		57,920,580

Total Corporate Bonds — 26.8% (Cost: $3,990,968,190)		4,123,585,448

Foreign Agency Obligations

Canada — 0.3%
Canada Government International Bond,
1.63%, 01/22/25	2,000	2,072,908
Export Development Canada
2.00%, 05/17/22	4,000	4,080,774
2.50%, 01/24/23	2,000	2,082,060
Province of Alberta Canada
2.20%, 07/26/22(a)	1,000	1,025,182
1.88%, 11/13/24	1,000	1,043,937
1.00%, 05/20/25(a)	3,000	3,015,358
3.30%, 03/15/28	2,000	2,201,160
1.30%, 07/22/30	2,000	1,859,540
Province of British Columbia Canada, 2.00%, 10/23/22	750	770,638
Province of Manitoba Canada, 2.13%, 05/04/22	2,000	2,039,760
Province of New Brunswick Canada, 3.63%, 02/24/28	1,000	1,125,200
Province of Ontario Canada
2.55%, 04/25/22	4,000	4,097,613
2.25%, 05/18/22	2,000	2,044,147
2.20%, 10/03/22(a)	2,000	2,057,501
1.75%, 01/24/23	2,000	2,052,520
0.63%, 01/21/26	1,000	978,262
2.50%, 04/27/26	3,000	3,198,362
1.05%, 05/21/27	1,000	978,672
2.00%, 10/02/29	1,000	1,007,703
1.13%, 10/07/30	2,000	1,843,940
Province of Quebec Canada
2.63%, 02/13/23(a)	250	260,822
0.60%, 07/23/25	2,000	1,970,540
2.50%, 04/20/26	2,750	2,934,360
2.75%, 04/12/27	2,000	2,157,743
1.35%, 05/28/30	2,000	1,901,208
Series QO, 2.88%, 10/16/24	500	538,768
Series QW, 2.50%, 04/09/24(a)	2,000	2,119,411
Series QX, 1.50%, 02/11/25	2,000	2,058,250

		53,516,339

Chile — 0.1%
Chile Government International Bond
3.24%, 02/06/28	1,500	1,618,594
2.45%, 01/31/31	2,000	2,011,875
2.55%, 01/27/32	1,000	1,008,125
3.63%, 10/30/42(a)	350	366,844
3.86%, 06/21/47	750	804,375
3.50%, 01/25/50	1,000	1,018,437
3.10%, 01/22/61	1,000	926,563

		7,754,813

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colombia — 0.2%
Colombia Government International Bond
2.63%, 03/15/23	$250	$256,406
4.00%, 02/26/24	2,750	2,929,609
4.50%, 01/28/26	2,250	2,467,969
3.88%, 04/25/27	2,000	2,138,125
4.50%, 03/15/29	2,000	2,184,375
3.00%, 01/30/30	3,000	2,931,562
3.13%, 04/15/31	1,000	978,750
7.38%, 09/18/37	100	131,969
6.13%, 01/18/41	1,500	1,782,188
5.63%, 02/26/44	950	1,077,063
5.00%, 06/15/45	1,900	2,025,281
5.20%, 05/15/49	1,500	1,650,000
4.13%, 05/15/51(a)	1,900	1,807,375
3.88%, 02/15/61	1,000	893,750

		23,254,422

Germany — 0.0%
FMS Wertmanagement
2.00%, 08/01/22	1,000	1,023,710
2.75%, 03/06/23	500	523,848
Landwirtschaftliche Rentenbank,
1.75%, 07/27/26(a)	1,000	1,034,275

		2,581,833

Hungary — 0.0%
Hungary Government International Bond
5.38%, 02/21/23	500	545,781
5.75%, 11/22/23	500	565,469
5.38%, 03/25/24(a)	1,500	1,701,562
7.63%, 03/29/41	750	1,212,891

		4,025,703

Indonesia — 0.1%
Indonesia Government International Bond
3.50%, 01/11/28	2,000	2,144,375
4.10%, 04/24/28	1,000	1,105,937
4.75%, 02/11/29	1,000	1,147,610
2.85%, 02/14/30	2,000	2,036,250
3.85%, 10/15/30	2,000	2,193,125
4.35%, 01/11/48	1,400	1,520,750
3.70%, 10/30/49	500	506,719
3.50%, 02/14/50	1,000	999,375
4.20%, 10/15/50	1,000	1,093,125
4.45%, 04/15/70	600	654,938

		13,402,204

Israel — 0.1%
Israel Government International Bond
4.00%, 06/30/22	900	940,219
3.15%, 06/30/23	3,000	3,174,375
2.88%, 03/16/26	750	808,125
3.25%, 01/17/28	1,500	1,655,625
2.75%, 07/03/30	2,400	2,512,500
4.50%, 01/30/43	1,200	1,443,375
3.88%, 07/03/50	1,000	1,098,437
4.50%, 04/03/20	600	715,500

Security	Par (000)	Value

Israel (continued)
State of Israel
2.50%, 01/15/30	$2,000	$2,051,875
3.38%, 01/15/50	1,000	1,004,688

		15,404,719

Italy — 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	100	114,824
2.38%, 10/17/24	3,500	3,652,112
2.88%, 10/17/29	2,500	2,531,921
5.38%, 06/15/33	750	913,108
4.00%, 10/17/49	1,500	1,534,359

		8,746,324

Japan — 0.2%
Japan Bank for International Cooperation
2.50%, 06/01/22	2,000	2,051,077
2.38%, 07/21/22	1,000	1,027,056
2.38%, 11/16/22(a)	2,000	2,066,287
1.75%, 01/23/23	2,000	2,050,271
3.25%, 07/20/23	1,100	1,170,703
0.38%, 09/15/23(a)	5,000	4,987,688
3.38%, 10/31/23	500	536,916
0.63%, 07/15/25	2,000	1,963,840
2.88%, 06/01/27	1,000	1,087,520
2.75%, 11/16/27	500	535,885
3.25%, 07/20/28	2,000	2,212,121
2.00%, 10/17/29	1,000	1,012,437
Series DTC, 1.63%, 10/17/22	1,000	1,019,970
Series DTC, 3.38%, 07/31/23	500	533,867
Series DTC, 2.50%, 05/23/24	500	529,434
Series DTC, 2.50%, 05/28/25	2,000	2,131,640
Series DTC, 2.38%, 04/20/26	750	792,383
Series DTC, 2.25%, 11/04/26	500	525,355

		26,234,450

Mexico — 0.2%
Mexico Government International Bond
4.00%, 10/02/23	250	269,531
3.60%, 01/30/25(a)	2,000	2,178,750
4.13%, 01/21/26	3,000	3,329,250
4.15%, 03/28/27(a)	1,000	1,109,000
3.75%, 01/11/28	1,000	1,070,625
4.50%, 04/22/29	1,500	1,658,438
3.25%, 04/16/30(a)	3,000	3,024,375
2.66%, 05/24/31	2,000	1,896,875
4.75%, 04/27/32	3,000	3,325,312
6.75%, 09/27/34	150	191,953
6.05%, 01/11/40	2,300	2,752,812
4.75%, 03/08/44	2,200	2,303,813
5.55%, 01/21/45	1,525	1,750,891
4.60%, 01/23/46	1,500	1,529,063
4.35%, 01/15/47	1,750	1,731,406
4.60%, 02/10/48	2,000	2,036,875
4.50%, 01/31/50(a)	1,950	1,970,109
5.00%, 04/27/51	2,000	2,163,750
3.77%, 05/24/61	3,000	2,642,813

		36,935,641

44

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Panama — 0.1%
Panama Government International Bond
3.75%, 03/16/25	$3,500	$3,801,875
3.88%, 03/17/28	2,500	2,725,000
3.16%, 01/23/30	1,000	1,039,375
2.25%, 09/29/32	2,000	1,894,375
6.70%, 01/26/36	350	470,859
4.50%, 05/15/47(a)	750	826,406
4.50%, 04/16/50(a)	1,250	1,374,609
4.30%, 04/29/53	1,000	1,070,938
4.50%, 04/01/56	2,400	2,633,250
3.87%, 07/23/60(a)	1,500	1,487,344

		17,324,031

Peru — 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	1,400	1,732,938
2.39%, 01/23/26	2,000	2,058,750
4.13%, 08/25/27	3,000	3,354,375
2.84%, 06/20/30	1,800	1,827,000
2.78%, 01/23/31	2,000	2,001,875
1.86%, 12/01/32	1,750	1,595,781
8.75%, 11/21/33	441	685,893
6.55%, 03/14/37(a)	250	338,594
5.63%, 11/18/50	1,400	1,858,500
2.78%, 12/01/60	1,250	1,030,078
3.23%, 07/28/21	500	403,281

		16,887,065

Philippines — 0.1%
Philippine Government International Bond
4.20%, 01/21/24	2,500	2,733,594
3.75%, 01/14/29	3,000	3,321,562
2.46%, 05/05/30	2,000	2,020,220
7.75%, 01/14/31	1,500	2,178,750
1.65%, 06/10/31(a)	1,000	942,282
6.38%, 10/23/34	250	341,953
5.00%, 01/13/37	1,000	1,227,813
3.95%, 01/20/40	250	267,578
3.70%, 03/01/41	1,100	1,146,750
3.70%, 02/02/42	2,000	2,081,250
2.95%, 05/05/45	1,000	933,125
2.65%, 12/10/45	2,000	1,790,490

		18,985,367

Poland — 0.0%
Republic of Poland Government International Bond
3.00%, 03/17/23	200	209,875
4.00%, 01/22/24	2,250	2,459,505
3.25%, 04/06/26	250	276,562

		2,945,942

South Korea — 0.1%
Export-Import Bank of Korea
5.00%, 04/11/22	2,000	2,089,375
2.38%, 06/25/24	1,000	1,056,610
2.88%, 01/21/25	1,000	1,063,750
1.88%, 02/12/25	1,000	1,025,900
3.25%, 11/10/25	500	545,625
2.63%, 05/26/26	1,000	1,066,563
3.25%, 08/12/26	500	551,406
Korea Development Bank
3.38%, 03/12/23	4,000	4,223,280

Security	Par (000)	Value

South Korea (continued)
Korea Development Bank (continued)
2.75%, 03/19/23(a)	$1,000	$1,044,375
0.50%, 10/27/23	2,000	1,999,940
Korea International Bond
4.13%, 06/10/44(a)	250	301,090
3.88%, 09/20/48	1,750	2,063,906

		17,031,820

Supranational — 1.5%
African Development Bank,
3.00%, 09/20/23	5,000	5,323,152
Asian Development Bank
0.63%, 04/07/22	3,000	3,013,815
1.88%, 07/19/22	2,000	2,043,546
1.88%, 08/10/22	1,500	1,534,058
1.75%, 09/13/22	2,500	2,555,614
2.75%, 03/17/23(a)	3,750	3,932,858
0.25%, 07/14/23	4,000	3,994,530
0.25%, 10/06/23(a)	1,000	998,023
2.63%, 01/30/24	3,000	3,187,148
1.50%, 10/18/24	3,000	3,096,061
0.63%, 04/29/25(a)	5,000	4,980,904
2.00%, 04/24/26	1,000	1,048,060
2.63%, 01/12/27	1,000	1,079,700
2.50%, 11/02/27	2,000	2,135,326
2.75%, 01/19/28	750	812,064
5.82%, 06/16/28	3,000	3,858,022
1.75%, 09/19/29	2,000	2,007,517
1.88%, 01/24/30(a)	3,000	3,029,288
Asian Infrastructure Investment Bank (The),
2.25%, 05/16/24	10,000	10,538,180
Council Of Europe Development Bank,
0.25%, 10/20/23	3,000	2,991,454
European Bank for Reconstruction & Development
2.75%, 03/07/23	2,000	2,095,749
0.25%, 07/10/23	4,000	3,992,977
1.50%, 02/13/25	1,000	1,030,526
0.50%, 05/19/25	2,000	1,978,719
European Investment Bank
2.63%, 05/20/22	10,000	10,275,358
2.25%, 08/15/22	5,000	5,140,750
2.00%, 12/15/22(a)	1,000	1,030,180
2.50%, 03/15/23	2,000	2,088,042
1.38%, 05/15/23	1,000	1,023,698
2.88%, 08/15/23	1,500	1,590,618
0.25%, 09/15/23	3,000	2,995,551
3.13%, 12/14/23	4,000	4,294,421
3.25%, 01/29/24	3,000	3,238,170
2.63%, 03/15/24(a)	2,000	2,128,798
1.88%, 02/10/25	5,000	5,230,346
1.63%, 03/14/25	4,000	4,146,645
0.63%, 07/25/25	2,000	1,979,649
0.38%, 12/15/25	5,000	4,871,469
2.13%, 04/13/26	1,000	1,054,739
2.38%, 05/24/27	3,500	3,736,495
1.63%, 10/09/29	750	746,741
Inter-American Development Bank
1.75%, 04/14/22	750	761,935
1.75%, 09/14/22	2,000	2,044,029
0.50%, 05/24/23	3,000	3,015,180
0.25%, 11/15/23	3,000	2,991,627
2.63%, 01/16/24	5,000	5,305,900

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
Inter-American Development Bank (continued)
3.00%, 02/21/24(a)	$5,000	$5,370,000
1.75%, 03/14/25	3,000	3,120,836
0.88%, 04/03/25	3,000	3,017,019
0.63%, 07/15/25(a)	5,000	4,952,741
2.00%, 06/02/26(a)	500	523,070
2.38%, 07/07/27	1,000	1,058,080
2.25%, 06/18/29(a)	4,500	4,702,153
3.20%, 08/07/42	750	822,981
4.38%, 01/24/44	300	389,302
International Bank for Reconstruction & Development
2.13%, 07/01/22	3,000	3,071,821
7.63%, 01/19/23	1,000	1,132,098
1.75%, 04/19/23	1,000	1,030,427
3.00%, 09/27/23(a)	4,000	4,261,078
2.50%, 03/19/24	3,000	3,183,684
1.63%, 01/15/25	3,000	3,109,281
0.75%, 03/11/25	5,000	5,009,568
0.63%, 04/22/25	5,000	4,980,849
0.38%, 07/28/25	3,000	2,938,276
1.25%, 02/10/31	5,000	4,733,182
4.75%, 02/15/35	500	648,570
Series GDIF, 1.88%, 06/19/23(a)	5,000	5,177,386
Series GDIF, 1.50%, 08/28/24	4,000	4,131,507
Series GDIF, 2.50%, 11/25/24(a)	3,000	3,207,361
Series GDIF, 2.50%, 07/29/25	1,000	1,068,801
Series GDIF, 1.88%, 10/27/26	750	779,695
Series GDIF, 2.50%, 11/22/27	2,000	2,136,947
Series GDIF, 1.75%, 10/23/29	3,000	3,006,786
International Finance Corp.
2.88%, 07/31/23	750	794,177
0.38%, 07/16/25	2,000	1,959,072
0.75%, 08/27/30	2,000	1,814,928
Nordic Investment Bank
1.38%, 10/17/22	2,000	2,035,398
0.38%, 05/19/23	3,000	3,005,322

		228,120,028

Sweden — 0.0%
Svensk Exportkredit AB
1.63%, 11/14/22	500	511,000
2.88%, 03/14/23	1,000	1,049,643
0.75%, 04/06/23(a)	2,000	2,018,020
1.75%, 12/12/23	1,000	1,034,710
0.63%, 05/14/25	2,000	1,984,446

		6,597,819

Uruguay — 0.1%
Uruguay Government International Bond
8.00%, 11/18/22	100	108,406
4.50%, 08/14/24(a)	1,250	1,355,859
4.38%, 10/27/27	1,000	1,135,625
4.38%, 01/23/31(a)	2,500	2,895,313

Security	Par (000)	Value

Uruguay (continued)
Uruguay Government International Bond (continued)
5.10%, 06/18/50	$2,250	$2,783,672
4.98%, 04/20/55	2,200	2,688,125

		10,967,000

Total Foreign Agency Obligations — 3.3% (Cost: $503,650,428)		510,715,520

Municipal Bonds

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41	220	276,604

California — 0.2%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49(a)	750	1,159,125
Series S-1, 6.92%, 04/01/40	620	891,256
Series S-1, 7.04%, 04/01/50	100	164,730
Series S-3, 6.91%, 10/01/50	660	1,092,432
Bay Area Toll Authority, Refunding RB,
2.57%, 04/01/31	345	356,620
California State University, RB,
Series E, 2.90%, 11/01/51	200	188,484
California State University, Refunding RB,
Series B, 2.98%, 11/01/51	1,015	996,913
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB,
6.95%, 11/01/50	100	158,584
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB
2.83%, 11/01/41	500	497,060
Series A, 3.30%, 11/01/39	115	121,071
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	100	137,794
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	275	285,417
Series A, (AGM), 3.92%, 01/15/53	175	181,221
Los Angeles Community College District, GO,
2.11%, 08/01/32	665	648,707
Los Angeles Community College District, GO,
BAB, 6.75%, 08/01/49(a)	540	874,303
Los Angeles County Metropolitan Transportation Authority, RB, BAB, 5.74%, 06/01/39	100	128,783
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	100	156,905
Los Angeles Department of Water & Power Power System Revenue, RB, BAB
5.72%, 07/01/39	200	276,376
6.57%, 07/01/45	675	1,051,981
6.60%, 07/01/50	90	146,582
Los Angeles Unified School District, GO, BAB
5.76%, 07/01/29	300	374,637
5.75%, 07/01/34	850	1,122,901
Series RY, 6.76%, 07/01/34	950	1,342,806

46

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.26%, 05/15/60	$365	$365,037
Series N, 3.71%, 05/15/20	500	480,850
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	120	177,223
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, BAB,
Series F, 6.58%, 05/15/49(a)	600	890,046
San Diego County Regional Transportation
Commission, RB, BAB, 5.91%, 04/01/48	260	375,287
San Diego County Regional Transportation Commission, Refunding RB, Series A, 3.25%, 04/01/48	175	177,718
San Diego County Water Authority, RB, BAB,
Series B, 6.14%, 05/01/49	315	463,774
Santa Clara Valley Transportation Authority, RB,
BAB, Series A, 5.88%, 04/01/32	600	740,088
State of California Department of Water Resources Power Supply Revenue, Refunding
RB, Series P, 2.00%, 05/01/22(f)	250	254,643
State of California, GO, Series A, 2.37%, 04/01/22	500	510,350
State of California, GO, BAB
7.50%, 04/01/34	645	986,779
7.55%, 04/01/39(a)	2,375	3,847,737
7.30%, 10/01/39	600	912,102
7.35%, 11/01/39(a)	1,550	2,378,397
7.60%, 11/01/40(a)	1,850	3,068,280
State of California, Refunding GO
3.38%, 04/01/25	100	109,950
3.50%, 04/01/28	355	397,320
2.50%, 10/01/29	1,250	1,306,262
4.50%, 04/01/33	200	231,444
4.60%, 04/01/38	165	189,192
University of California, RB
Series AD, 4.86%, 05/15/12	300	377,439
Series AQ, 4.77%, 05/15/15	405	501,268
Series BD, 3.35%, 07/01/29	570	629,229
Series BG, 0.88%, 05/15/25	240	240,185
Series BG, 1.61%, 05/15/30	1,000	953,640
University of California, RB, BAB
5.77%, 05/15/43	190	256,584
5.95%, 05/15/45	500	686,065
University of California, Refunding RB
Series AJ, 4.60%, 05/15/31	150	174,404
Series AX, 3.06%, 07/01/25	100	108,579

		34,144,560

Colorado — 0.0%
Regional Transportation District Sales Tax
Revenue, RB, BAB, Series B, 5.84%, 11/01/50	100	149,168

Security	Par (000)	Value

Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32(a)	$600	$793,146
State of Connecticut, GO, BAB, Series D, 5.09%, 10/01/30	150	180,991

		974,137

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB,
Series A, Senior Lien, 4.81%, 10/01/14	200	259,362
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	160	162,883
District of Columbia, RB, BAB, Series E, 5.59%, 12/01/34	200	255,526
Metropolitan Washington Airports Authority Dulles
Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	100	161,410

		839,181

Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue,
Refunding RB, Series C, 4.28%, 10/01/41	665	713,046
County of Miami-Dade Florida Transit System,
Refunding RB, 2.60%, 07/01/42	150	138,771
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series C, 3.49%, 10/01/42	70	72,234
State Board of Administration Finance Corp., RB
Series A, 1.26%, 07/01/25	735	739,366
Series A, 1.71%, 07/01/27	450	451,265
Series A, 2.15%, 07/01/30	960	952,714

		3,067,396

Georgia — 0.0%
City of Atlanta Georgia Water & Wastewater
Revenue, Refunding RB, 2.26%, 11/01/35	230	228,222
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	640	917,331
6.66%, 04/01/57	396	560,336

		1,705,889

Illinois — 0.1%
Chicago O’Hare International Airport, RB
Series C, Senior Lien, 4.47%, 01/01/49	165	201,536
Series C, Senior Lien, 4.57%, 01/01/54	165	208,938
Chicago O’Hare International Airport, Refunding
ARB, BAB, Series B, 6.40%, 01/01/40	250	359,420
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue, RB, Series A, 6.90%, 12/01/40(a)	530	727,287
Chicago Transit Authority Sales Tax Receipts
Fund, RB, BAB, Series B, 6.20%, 12/01/40	435	579,494
Illinois State Toll Highway Authority, RB, BAB,
Series A, 6.18%, 01/01/34	250	341,783
Metropolitan Water Reclamation District of
Greater Chicago, GO, BAB, 5.72%, 12/01/38	340	451,479
State of Illinois, GO, 5.10%, 06/01/33	5,300	5,964,885
State of Illinois, GO, BAB, 7.35%, 07/01/35	425	526,150

		9,360,972

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts — 0.0%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49	$105	$105,942
Commonwealth of Massachusetts, GO, BAB, 5.46%, 12/01/39	1,000	1,373,370
Commonwealth of Massachusetts, Refunding GO, Series D, 2.81%, 09/01/43	1,000	1,020,010
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	585	805,334
Massachusetts School Building Authority, Refunding RB
Series B, 1.75%, 08/15/30	200	196,476
Sub-Series B, 3.40%, 10/15/40	125	130,903

		3,632,035

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue, Refunding RB, Series A, 3.06%, 07/01/39	30	29,995
Michigan Finance Authority, Refunding RB 3.08%, 12/01/34	150	157,421
3.38%, 12/01/40	125	129,804
Michigan State Building Authority, Refunding RB, 2.71%, 10/15/40	250	239,157
University of Michigan, RB, Series B, 2.44%, 04/01/40	575	554,507

		1,110,884

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	440	510,739
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class A, 3.23%, 05/15/50	250	264,347

		775,086

Nebraska — 0.0%
University of Nebraska Facilities Corp., Refunding RB, Series A, 3.04%, 10/01/49	200	196,934

Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	450	676,246

New Jersey — 0.1%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	1,450	1,855,478
New Jersey Transportation Trust Fund Authority, RB, BAB
Series B, 6.56%, 12/15/40	100	140,034
Series C, 5.75%, 12/15/28	350	416,000
New Jersey Transportation Trust Fund Authority, Refunding RB 4.08%, 06/15/39	200	210,430
Series B, 4.13%, 06/15/42	1,055	1,119,830
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41	750	1,149,307
Series F, 7.41%, 01/01/40	900	1,416,816

Security	Par (000)	Value

New Jersey (continued)
Rutgers The State University of New Jersey, RB,
Series P, 3.92%, 05/01/19(a)	$210	$212,085
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	425	439,259

		6,959,239

New York — 0.1%
City of New York, GO, BAB 5.52%, 10/01/37	500	648,525
Series A-2, 5.21%, 10/01/31	225	273,139
Series F-1, 6.27%, 12/01/37	300	420,258
Metropolitan Transportation Authority, RB, BAB 6.67%, 11/15/39	515	697,449
7.34%, 11/15/39	500	779,670
6.81%, 11/15/40	400	547,112
Metropolitan Transportation Authority, Refunding RB, Series C-2, 5.18%, 11/15/49	200	248,300
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB 5.77%, 08/01/36	100	126,135
5.57%, 11/01/38	645	836,804
New York City Water & Sewer System, RB, BAB, 5.95%, 06/15/42(a)	115	165,986
New York City Water & Sewer System, Refunding RB, 5.88%, 06/15/44	100	145,212
New York City Water & Sewer System, Refunding RB, BAB 5.72%, 06/15/42	300	423,348
6.01%, 06/15/42	600	870,330
5.44%, 06/15/43	200	276,266
New York State Dormitory Authority, RB, BAB,
Series D, 5.60%, 03/15/40	750	1,000,162
New York State Dormitory Authority, Refunding RB
Series B, 3.14%, 07/01/43(a)	50	49,495
Series F, 3.11%, 02/15/39	350	360,853
New York State Thruway Authority, Refunding RB
Series M, 2.90%, 01/01/35	500	517,220
Series M, 3.50%, 01/01/42	160	164,450
New York State Urban Development Corp., RB,
Series B, 3.90%, 03/15/33	500	548,925
New York State Urban Development Corp., RB,
BAB, 5.77%, 03/15/39	200	243,562
Port Authority of New York & New Jersey, ARB, Consolidated, 192nd Series, 4.81%, 10/15/65	205	266,598
Port Authority of New York & New Jersey, RB 3.18%, 07/15/60	340	321,572
159th Series, 6.04%, 12/01/29	200	259,932
181st Series, 4.96%, 08/01/46	180	230,222
182nd Series, 5.31%, 08/01/46	100	112,688
215th Series, 3.29%, 08/01/69	200	198,304
Consolidated, 165th Series, 5.65%, 11/01/40	1,245	1,682,655
Consolidated, 168th Series, 4.93%, 10/01/51	250	326,713
Series AAA, 1.09%, 07/01/23	950	963,613
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62	1,450	1,785,008

		15,490,506

Ohio — 0.1%
American Municipal Power, Inc., RB, BAB
Series B, 7.83%, 02/15/41	650	1,006,843

48

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
American Municipal Power, Inc., RB, BAB (continued)
Series B, 8.08%, 02/15/50	$500	$872,175
JobsOhio Beverage System, Refunding RB
2.83%, 01/01/38	500	504,690
Series B, 3.99%, 01/01/29	100	113,122
Series B, 4.53%, 01/01/35	350	421,820
Ohio State University, RB, Series A, 3.80%, 12/01/46	200	227,582
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	805	1,029,708
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, 3.22%, 02/15/48	250	249,395
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series B-2, 4.88%, 12/01/34	100	117,264

		4,542,599

Oregon — 0.0%
Oregon School Boards Association, GO, Series B, (NPFGC), 5.55%, 06/30/28	375	442,061
Oregon State University, RB, (BAM), 3.42%, 03/01/60	175	175,439
State of Oregon Department of Transportation, RB, BAB, Series A, 5.83%, 11/15/34	125	168,503
State of Oregon, GO
5.76%, 06/01/23	54	57,184
5.89%, 06/01/27	750	917,948

		1,761,135

Pennsylvania — 0.0%
Pennsylvania State University, Refunding RB
2.79%, 09/01/43	500	492,035
Series D, 2.84%, 09/01/50	160	156,549
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/19	175	167,337

		815,921

South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	100	147,206

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	350	389,063

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	170	201,758
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB
5.72%, 02/01/41	200	274,976
5.81%, 02/01/41	250	348,730
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 2.91%, 02/01/48	300	293,712
Dallas Area Rapid Transit, RB, BAB, 5.02%, 12/01/48(a)	560	748,266
Dallas Fort Worth International Airport, Refunding RB
Series A, 2.99%, 11/01/38	200	198,076
Series A, 3.14%, 11/01/45	265	262,196
Series C, 2.92%, 11/01/50	380	359,024

Security	Par (000)	Value

Texas (continued)
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	$1,090	$1,096,703
North Texas Tollway Authority, RB, BAB, 6.72%, 01/01/49	550	875,947
Permanent University Fund - University of Texas System, Refunding RB, Series A, 3.38%, 07/01/47	1,040	1,144,135
State of Texas, GO, BAB, 5.52%, 04/01/39	1,155	1,640,227
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	425	446,769
Texas Transportation Commission State Highway Fund, RB, Series B, 5.18%, 04/01/30	600	730,440
Texas Transportation Commission State Highway Fund, Refunding RB, 4.00%, 10/01/33	500	598,225
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	985	950,899

		10,170,083

Utah — 0.0%
State of Utah, GO, BAB, Series B, 3.54%, 07/01/25	300	322,986

Virginia — 0.0%
University of Virginia, RB, Series C, 4.18%, 09/01/17	60	69,634
University of Virginia, Refunding RB
2.26%, 09/01/50	620	538,024
Series A, 3.23%, 09/01/19	120	107,846

		715,504

Washington — 0.0%
State of Washington, GO, BAB, Series B, 5.14%, 08/01/40	200	270,540

Wisconsin — 0.0%
State of Wisconsin, RB, Series A, (AGM), 5.70%, 05/01/26	80	92,163
State of Wisconsin, Refunding RB
Series A, 3.95%, 05/01/36(a)	600	658,734
Series C, 3.15%, 05/01/27	320	350,391

		1,101,288

Total Municipal Bonds — 0.7% (Cost: $94,095,809)		99,595,162

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 1.1%
Bank
Series 2019-BN18, Class A4, 3.58%, 05/15/62	2,000	2,184,993
Series 2020-BN27, Class A5, 2.14%, 04/15/63	5,440	5,356,668
Barclays Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	2,300	2,533,309
BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.04%, 04/15/53	6,670	6,511,238
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	3,000	3,403,444
Series 2019-B11, Class A4, 3.28%, 05/15/52	4,000	4,252,302
Series 2019-B13, Class A4, 2.95%, 08/15/57	8,544	8,934,667
Series 2019-B9, Class A5, 4.02%, 03/15/52	3,000	3,365,090
Series 2020-B19, Class B, 2.35%, 09/15/53	1,130	1,086,132
Series 2020-B21, Class A4, 1.70%, 12/17/53	3,600	3,428,507
Series 2020-B21, Class A5, 1.98%, 12/17/53	2,400	2,313,704

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46	$750	$807,960
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500	541,078
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,500	1,625,071
Series 2016-GC37, Class A4, 3.31%, 04/10/49	3,500	3,778,753
Series 2016-P5, Class A4, 2.94%, 10/10/49	1,000	1,060,221
Series 2017-P7, Class A4, 3.71%, 04/14/50	2,250	2,477,426
Commercial Mortgage Trust
Series 2013-CR12, Class A4, 4.05%, 10/10/46	1,300	1,397,540
Series 2013-CR9, Class A4, 4.22%, 07/10/45(b)	2,700	2,885,500
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	500	539,789
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,500	1,650,081
Series 2016-CR28, Class A4, 3.76%, 02/10/49	750	826,006
Commission Mortgage Trust, Series 2014-CR20, Class A3, 3.33%, 11/10/47	4,740	5,029,689
CSAIL Commercial Mortgage Securities Trust
Series 2015-C3, Class A4, 3.72%, 08/15/48	1,000	1,090,919
Series 2016-C7, Class A5, 3.50%, 11/15/49	4,800	5,207,569
Series 2018-CX11, Class A5, 4.03%, 04/15/51(b)	4,000	4,441,826
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	7,500	7,952,057
GS Mortgage Securities Corp. II, Series 2018- GS10, Class A5, 4.16%, 07/10/51(b)	3,000	3,380,965
GS Mortgage Securities Trust
Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	243	248,794
Series 2014-GC24, Class A5, 3.93%, 09/10/47	7,000	7,629,691
Series 2015-GC30, Class A4, 3.38%, 05/10/50	600	647,552
Series 2015-GS1, Class A3, 3.73%, 11/10/48	2,300	2,526,888
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47	250	270,321
Series 2014-C22, Class A4, 3.80%, 09/15/47	300	324,719
Series 2015-C31, Class A3, 3.80%, 08/15/48	2,250	2,457,597
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	6,000	6,523,681
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class A3, 4.17%, 08/15/46	79	79,523
Series 2014-C20, Class A5, 3.80%, 07/15/47	1,400	1,510,535
Series 2017-JP7, Class A5, 3.45%, 09/15/50	3,500	3,800,594
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A5, 4.08%, 07/15/46(b)	3,750	4,005,936
Series 2013-C10, Class AS, 4.08%, 07/15/46(b)	2,500	2,637,055
Series 2013-C11, Class A4, 4.15%, 08/15/46(b)	11,765	12,483,217
Series 2014-C16, Class A4, 3.60%, 06/15/47	4,427	4,676,902
Series 2015-C24, Class A4, 3.73%, 05/15/48	750	823,265
Series 2016-C28, Class A4, 3.54%, 01/15/49	6,772	7,360,629

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	$1,181	$1,301,979
Series 2018-H3, Class A4, 3.91%, 07/15/51	3,000	3,335,123
Series 2019-H6, Class A4, 3.42%, 06/15/52	590	635,989
Series 2019-L3, Class AS, 3.49%, 11/15/52	760	811,327
Wells Fargo Commercial Mortgage Trust 2.09%, 07/15/53	2,830	2,747,885
Series 2013-LC12, Class A4, 4.22%, 07/15/46(b)	200	213,444
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	1,868	1,954,240
Series 2015-C27, Class A5, 3.45%, 02/15/48	1,500	1,614,862
Series 2015-SG1, Class A4, 3.79%, 09/15/48	4,983	5,386,036
Series 2019-C49, Class A5, 4.02%, 03/15/52	3,850	4,304,813
Series 2020-C56, Class A5, 2.45%, 06/15/53	3,110	3,129,037
WFRBS Commercial Mortgage Trust
Series 2012-C7, Class A2, 3.43%, 06/15/45	800	816,865
Series 2013-C11, Class A5, 3.07%, 03/15/45	500	519,171

		172,840,174

Mortgage-Backed Securities — 0.1%
Freddie Mac, 2.07%, 01/25/31	10,930	11,080,705

Total Non-Agency Mortgage-Backed Securities — 1.2% (Cost: $180,233,214)		183,920,879

Preferred Securities

Capital Trusts — 0.0%

Diversified Financial Services — 0.0%
Goldman Sachs Capital I, 6.35%, 02/15/34	250	335,227

Insurance — 0.0%
MetLife, Inc., 6.40%, 12/15/36	600	753,028
Prudential Financial, Inc.(b)
5.38%, 05/15/45	500	548,102
5.63%, 06/15/43	100	107,164

		1,408,294

Total Capital Trusts — 0.0%		1,743,521

Total Preferred Securities — 0.0% (Cost: $1,542,738)		1,743,521

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.2%
Federal Farm Credit Banks Funding Corp., 2.85%, 09/20/21	1,705	1,727,565
Federal Home Loan Bank
3.00%, 12/09/22	4,910	5,143,364
2.75%, 12/13/24	5,000	5,402,574
3.13%, 06/13/25	9,570	10,499,576
5.50%, 07/15/36	2,100	3,029,929
Federal Home Loan Mortgage Corp.
2.38%, 01/13/22(a)	12,715	12,944,641
0.13%, 07/25/22	925	924,914
0.25%, 08/24/23 - 12/04/23(a)	11,035	11,026,882
0.38%, 07/21/25	325	319,862
6.75%, 03/15/31	2,800	4,059,070
6.25%, 07/15/32	3,300	4,758,896

50

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agency Obligations (continued)
Federal National Mortgage Association 1.25%, 08/17/21	$8,200	$8,232,603
2.63%, 01/11/22 - 09/06/24(a)	8,715	9,217,069
1.88%, 04/05/22(a)	5,000	5,089,068
2.38%, 01/19/23	490	509,515
0.25%, 07/10/23	10,000	10,007,635
0.50%, 06/17/25(a)	20,000	19,808,399
6.25%, 05/15/29	5,350	7,235,049
7.13%, 01/15/30(a)	10,000	14,400,393
7.25%, 05/15/30	20,550	30,071,587
0.88%, 08/05/30	7,010	6,481,561
6.63%, 11/15/30	149	212,594
2.00%, 10/01/50 - 04/01/51(c)	14,853	14,847,121
Tennessee Valley Authority 5.88%, 04/01/36	2,100	3,029,489
3.50%, 12/15/42	140	157,092

		189,136,448

Mortgage-Backed Securities — 29.3%
Fannie Mae 4.00%, 09/01/48	17,480	18,747,738
3.00%, 06/01/50(c)	9,154	9,634,794
2.50%, 04/01/51(c)	13,888	14,264,711
Series 2012-M9, Class A2, 2.48%, 04/25/22	663	671,367
Series 2014-M13, Class A2, 3.02%, 08/25/24(b)	449	479,472
Series 2014-M2, Class ASV2, 2.78%, 06/25/21(b)	9	8,831
Series 2014-M6, Class A2, 2.68%, 05/25/21(b)	12	12,320
Series 2016-M5, Class A2, 2.47%, 04/25/26	6,110	6,432,573
Series 2016-M6, Class A2, 2.49%, 05/25/26	7,000	7,378,988
Series 2017-M15, Class A2, 2.96%, 09/25/27(b)	4,000	4,346,438
Series 2018-M12, Class A2, 3.64%, 08/25/30(b)	3,000	3,430,128
Series 2018-M3, Class A2, 3.09%, 02/25/30(b)	10,000	10,998,150
Series 2019-M22, Class A2, 2.52%, 08/25/29	5,000	5,274,475
Series 2020-M46, Class A2, 1.32%, 05/25/30	5,481	5,255,039
Federal Home Loan Mortgage Corp., 4.00%, 01/01/48	3,329	3,595,286
Federal National Mortgage Association 2.50%, 11/01/34 - 03/01/51(c)	109,102	112,718,209
3.00%, 03/01/35 - 01/01/51	52,795	56,210,213
2.00%, 12/01/35 - 04/01/51(c)	242,495	244,940,240
3.50%, 09/01/47 - 05/01/50	34,486	36,538,258
4.00%, 09/01/47	3,469	3,748,341
Freddie Mac 3.50%, 02/01/34 - 02/01/49(c)	11,038	11,899,986
2.00%, 02/01/36 - 04/01/51(c)	173,273	174,380,097
2.50%, 01/01/51	13,153	13,528,286
Series K017, Class A2, 2.87%, 12/25/21	6,620	6,707,089
Series K026, Class A2, 2.51%, 11/25/22	200	206,374
Series K031, Class A2, 3.30%, 04/25/23(b)	100	105,603
Series K033, Class A2, 3.06%, 07/25/23(b)	100	105,497
Series K034, Class A2, 3.53%, 07/25/23(b)	3,900	4,156,931
Series K035, Class A2, 3.46%, 08/25/23(b)	2,000	2,130,736
Series K036, Class A2, 3.53%, 10/25/23(b)	1,200	1,285,167
Series K037, Class A2, 3.49%, 01/25/24	2,700	2,902,936
Series K041, Class A2, 3.17%, 10/25/24	7,500	8,108,215
Series K045, Class A1, 2.49%, 11/25/24	2,984	3,068,051
Series K052, Class A2, 3.15%, 11/25/25	750	817,340

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Series K063, Class A2, 3.43%, 01/25/27(b)	$5,000	$5,562,277
Series K066, Class A2, 3.12%, 06/25/27	3,500	3,833,798
Series K067, Class A1, 2.90%, 03/25/27	3,602	3,849,908
Series K076, Class A2, 3.90%, 04/25/28	2,000	2,291,477
Series K081, Class A2, 3.90%, 08/25/28(b)	10,000	11,510,739
Series K088, Class A2, 3.69%, 01/25/29	500	568,528
Series K100, Class A2, 2.67%, 09/25/29	10,000	10,654,073
Series K101, Class A2, 2.52%, 10/25/29	5,650	5,953,345
Series K110, Class A2, 1.48%, 04/25/30	2,640	2,561,850
Series K111, Class A2, 1.35%, 05/25/30	1,000	958,341
Series K727, Class A2, 2.95%, 07/25/24	5,000	5,317,527
Series K730, Class A2, 3.59%, 01/25/25(b)	9,000	9,836,851
Series K734, Class A2, 3.21%, 02/25/26	5,700	6,235,128
Ginnie Mae Mortgage-Backed Securities 7.50%, 12/15/23	28	28,993
5.50%, 12/15/32 - 04/20/48	357	403,197
6.00%, 03/15/35 - 10/20/38	111	130,034
6.50%, 09/15/36	70	79,343
4.50%, 07/15/39 - 04/21/51(g)	63,080	68,563,892
5.00%, 11/15/39 - 04/21/51(g)	16,270	17,938,634
4.00%, 03/15/41 - 04/21/51(g)	107,837	116,241,917
3.50%, 09/20/42 - 04/21/51(g)	211,974	226,573,195
3.00%, 01/20/43 - 05/20/51(g)	267,185	280,274,410
2.50%, 05/20/45 - 04/21/51(g)	230,641	238,057,833
2.00%, 04/21/51(g)	82,125	82,920,587
Government National Mortgage Association, 2.50%, 12/20/50 - 02/20/51	26,856	27,727,699
Uniform Mortgage-Backed Securities 4.50%, 05/01/24 - 04/14/51(g)	128,332	140,598,074
8.00%, 12/01/24	39	40,859
4.00%, 10/01/25 - 02/01/57(g)	292,022	316,582,952
3.50%, 02/01/26 - 11/01/51(g)	425,026	453,994,222
3.00%, 01/01/27 - 04/14/51(g)	571,269	600,878,407
2.50%, 07/01/28 - 04/14/51(g)(h)	489,116	505,277,555
7.00%, 02/01/32	11	11,284
6.50%, 07/01/32	67	77,126
5.00%, 04/01/33 - 04/14/51(g)	43,189	48,142,984
6.00%, 03/01/34 - 04/14/51(g)	10,298	11,784,784
5.50%, 06/01/35 -04/14/51(g)	26,627	29,897,683
2.00%, 12/01/35 -05/13/51(g)	381,672	382,478,966
1.50%, 04/19/36 - 04/14/51(g)	110,075	108,374,278
(12 mo. LIBOR US + 1.50%), 2.37%, 06/01/43(b)	4	4,382
(12 mo. LIBOR US + 1.53%), 2.84%, 05/01/43(b)	98	101,427
(12 mo. LIBOR US + 1.54%), 2.43%, 06/01/43(b)	109	113,107
(12 mo. LIBOR US + 1.70%), 2.70%, 08/01/42(b)	25	26,658
(12 mo. LIBOR US + 1.75%), 2.56%, 08/01/41(b)	6	6,411
(12 mo. LIBOR US + 1.78%), 2.51%, 08/01/41(b)	6	6,850

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
(12 mo. LIBOR US + 1.83%), 2.55%, 09/01/40(b)	$14	$14,750
(12 mo. LIBOR US + 1.83%), 2.30%, 11/01/40(b)	5	5,357

		4,500,579,571

Total U.S. Government Sponsored Agency Securities — 30.5% (Cost: $4,630,346,829)		4,689,716,019

U.S. Treasury Obligations
U.S. Treasury Bonds
2.38%, 03/15/22 - 11/15/49(a)	36,710	36,732,793
0.13%, 02/15/24(a)	100,000	99,460,938
0.38%, 12/31/25(a)	50,000	48,830,078
0.50%, 02/28/26(a)	60,000	58,828,125
0.63%, 12/31/27(a)	35,000	33,327,930
1.13%, 02/29/28 - 08/15/40(a)	161,000	142,901,562
5.38%, 02/15/31	6,000	8,026,641
4.50%, 02/15/36 - 08/15/39(a)	19,601	26,251,177
4.75%, 02/15/37 - 02/15/41(a)	67,450	92,530,054
5.00%, 05/15/37(a)	17,000	23,869,727
4.38%, 02/15/38 - 05/15/41	20,810	27,819,157
3.50%, 02/15/39(a)	6,700	8,033,980
4.25%, 05/15/39 - 11/15/40	19,303	25,429,763
4.63%, 02/15/40(a)	16,230	22,382,818
3.88%, 08/15/40	3,860	4,866,917
1.88%, 02/15/41 - 02/15/51(a)	103,000	93,940,937
3.75%, 08/15/41 - 11/15/43(a)	58,250	72,789,740
3.13%, 11/15/41 - 05/15/48(a)	82,550	94,261,126
3.00%, 05/15/42 - 08/15/48(a)	105,580	118,030,981
2.75%, 08/15/42 - 11/15/47(a)	97,000	103,834,083
2.88%, 05/15/43 - 05/15/49(a)	70,550	77,204,622
3.63%, 08/15/43 - 02/15/44	18,500	22,728,496
3.38%, 05/15/44 - 11/15/48	17,300	20,646,567
2.50%, 02/15/45 - 05/15/46(a)	67,950	69,290,430
2.25%, 08/15/46 - 08/15/49(a)	51,500	49,891,192
2.00%, 02/15/50	15,000	13,717,383
1.25%, 05/15/50	24,000	18,111,563
1.38%, 08/15/50(a)	16,000	12,485,000
1.63%, 11/15/50(a)	88,000	73,328,750
U.S. Treasury Notes
2.13%, 09/30/21 - 05/15/25(a)	266,150	276,005,151
1.25%, 10/31/21 - 03/31/28(a)	52,000	51,739,375
2.00%, 11/15/21 - 11/15/26(a)	311,184	324,892,214
1.75%, 11/30/21 - 12/31/24(a)	197,158	203,300,019
1.88%, 11/30/21 - 08/31/24(a)	232,958	237,888,839
2.50%, 01/15/22 - 05/15/24(a)	128,300	135,109,501
1.50%, 01/31/22 - 02/15/30(a)	254,475	260,514,854
2.25%, 04/15/22 - 11/15/27(a)	285,085	301,325,890
0.13%, 07/31/22 - 12/15/23(a)	175,000	174,541,992
1.38%, 10/15/22 - 08/31/26(a)	153,000	156,682,754
7.63%, 11/15/22 - 02/15/25	3,775	4,290,360
0.25%, 04/15/23 - 09/30/25(a)	288,000	284,354,140
1.63%, 04/30/23 - 08/15/29(a)	264,350	271,712,330
2.75%, 04/30/23 - 02/15/28(a)	338,600	360,422,070
2.63%, 06/30/23 - 02/15/29(a)	83,884	89,887,420
6.25%, 08/15/23	2,050	2,342,365
2.88%, 09/30/23 - 08/15/28(a)	166,600	181,329,625

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
2.38%, 08/15/24 - 05/15/29(a)	$50,500	$53,847,872
7.50%, 11/15/24(a)	5,000	6,259,180
0.38%, 04/30/25 - 09/30/27(a)	248,000	241,613,751
6.88%, 08/15/25	8,000	10,110,312
3.00%, 09/30/25 - 10/31/25(a)	53,000	58,193,164
6.00%, 02/15/26	7,659	9,530,991
0.75%, 03/31/26	40,000	39,653,125
6.75%, 08/15/26(a)	7,500	9,749,121
6.63%, 02/15/27(a)	3,500	4,597,031
0.50%, 04/30/27 - 08/31/27(a)	98,000	93,501,055
0.63%, 11/30/27 - 08/15/30(a)	191,500	179,699,219
3.13%, 11/15/28(a)	30,000	33,549,609
5.25%, 11/15/28 - 02/15/29	14,000	17,855,508
6.13%, 08/15/29	7,500	10,217,871
0.88%, 11/15/30(a)	41,000	37,918,594
1.13%, 02/15/31(a)	62,000	58,580,312

Total U.S. Treasury Obligations — 37.0% (Cost: $5,606,356,018)		5,680,768,144

Total Long-Term Investments — 99.8% (Cost: $15,049,667,857)		15,333,404,204

	Shares

Short-Term Securities

Money Market Funds — 37.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(i)(j)(k)	5,732,119,301	5,735,558,572
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(i)(j)	100,000	100,000

		5,735,658,572

	Par (000)

U.S. Government Sponsored Agency Obligations — 0.0%
Fannie Mae, 1.38%, 10/07/21	$2,000	2,013,447
Federal Home Loan Mortgage Corp., 1.13%, 08/12/21	3,032	3,044,210

		5,057,657

U.S. Treasury Obligations — 0.5%
U.S. Treasury Notes
2.00%, 10/31/21(a)	9,000	9,101,953
1.88%, 01/31/22(a)	59,000	59,889,609
1.75%, 02/28/22	1,500	1,522,735

		70,514,297

Total Short-Term Securities — 37.8% (Cost: $5,807,313,304)		5,811,230,526

Total Investments Before TBA Sale Commitments — 137.6% (Cost: $20,856,981,161)		21,144,634,730

TBA Sale Commitments

Mortgage-Backed Securities — (1.3)%
Ginnie Mae Mortgage-Backed Securities, 3.00%, 04/21/51(g)	(7,025)	(7,318,349)

52

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities(g)
2.00%, 04/19/36 - 04/14/51	$(163,358)	$(163,205,728)
2.50%, 04/14/51	(17,969)	(18,439,283)
3.00%, 04/14/51	(9,150)	(9,530,654)
3.50%, 04/14/51	(3,006)	(3,175,440)

Total TBA Sale Commitments — (1.3)% (Proceeds: $(201,700,872))		(201,669,454)

Total Investments, Net of TBA Sale Commitments — 136.3% (Cost: $20,655,280,289)		20,942,965,276

Liabilities in Excess of Other Assets — (36.3)%		(5,577,228,487)

Net Assets — 100.0%		$15,365,736,789

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Affiliate of the Master Portfolio.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,188,245,250	$547,331,278	(a)	$—	$(249,919)	$231,963	$5,735,558,572	5,732,119,301	$1,892,078	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		—	—	—	100,000	100,000	5		—

					$(249,919)	$231,963	$5,735,658,572		$1,892,083		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) March 31, 2021	U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s investments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$43,359,511	$—	$43,359,511
Corporate Bonds	—	4,123,585,448	—	4,123,585,448
Foreign Agency Obligations	—	510,715,520	—	510,715,520
Municipal Bonds	—	99,595,162	—	99,595,162
Non-Agency Mortgage-Backed Securities	—	183,920,879	—	183,920,879
Preferred Securities
Capital Trusts	—	1,743,521	—	1,743,521
U.S. Government Sponsored Agency Securities	—	4,689,716,019	—	4,689,716,019
U.S. Treasury Obligations	—	5,680,768,144	—	5,680,768,144
Short-Term Securities
Money Market Funds	5,735,658,572	—	—	5,735,658,572
U.S. Government Sponsored Agency Obligations	—	5,057,657	—	5,057,657
U.S. Treasury Obligations	—	70,514,297	—	70,514,297
Liabilities
Investments
TBA Sale Commitments	—	(201,669,454)	—	(201,669,454)

	$5,735,658,572	$15,207,306,704	$—	$20,942,965,276

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

54